                                                      Registration No. 333-43639

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 7
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                          ----------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                              (EXACT NAME OF TRUST)

                          ----------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          ----------------------------

================================================================================


This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Financial Statements and Part II.


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Corporate Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2001


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS
  1....................................................................Nationwide Life and Annuity Insurance Company
                                                                       The Variable Account
  2....................................................................Nationwide Life and Annuity Insurance Company
  3....................................................................Custodian of Assets
  4....................................................................Distribution of The Policies
  5....................................................................The Variable Account
  6....................................................................Not Applicable
  7....................................................................Not Applicable
  8....................................................................Not Applicable
  9....................................................................Legal Proceedings
 10....................................................................Information About The Policies; How The Cash Value Varies;
                                                                       Right to Exchange for a Fixed Benefit Policy; Reinstatement;
                                                                       Other Policy Provisions
 11....................................................................Investments of The Variable Account
 12....................................................................The Variable Account
 13....................................................................Policy Charges
                                                                       Reinstatement

 14....................................................................Underwriting and Issuance -
                                                                       Premium Payments
                                                                       Minimum Requirements for
                                                                       Issuance of a Policy

 15....................................................................Investments of the Variable
                                                                       Account; Premium Payments
 16....................................................................Underwriting and Issuance -
                                                                       Allocation of Cash Value
 17....................................................................Surrendering The Policy for Cash
 18....................................................................Reinvestment
 19....................................................................Not Applicable
 20....................................................................Not Applicable
 21....................................................................Policy Loans
 22....................................................................Not Applicable
 23....................................................................Not Applicable
 24....................................................................Not Applicable
 25....................................................................Nationwide Life and Annuity Insurance Company
 26....................................................................Not Applicable
 27....................................................................Nationwide Life and Annuity Insurance Company
 28....................................................................Company Management
 29....................................................................Company Management


N-8B-2 ITEM............................................................CAPTION IN PROSPECTUS

 30....................................................................Not Applicable
 31....................................................................Not Applicable
 32....................................................................Not Applicable
 33....................................................................Not Applicable
 34....................................................................Not Applicable
 35....................................................................Nationwide Life and Annuity Insurance Company
 36....................................................................Not Applicable
 37....................................................................Not Applicable
 38....................................................................Distribution of The Policies
 39....................................................................Distribution of The Policies
 40....................................................................Not Applicable
 41(a).................................................................Distribution of The Policies
 42....................................................................Not Applicable
 43....................................................................Not Applicable
 44....................................................................How The Cash Value Varies
 45....................................................................Not Applicable
 46....................................................................How The Cash Value Varies
 47....................................................................Not Applicable
 48....................................................................Custodian of Assets
 49....................................................................Not Applicable
 50....................................................................Not Applicable
 51....................................................................Summary of The Policies;
                                                                       Information About The Policies

 52....................................................................Substitution of Securities
 53....................................................................Taxation of The Company
 54....................................................................Not Applicable
 55....................................................................Not Applicable
 56....................................................................Not Applicable
 57....................................................................Not Applicable
 58....................................................................Not Applicable
 59....................................................................Financial Statements

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

      Corporate Flexible Premium Variable Universal Life Insurance Policies

             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VL Separate Account-C


                   The date of this prospectus is May 1, 2001.


--------------------------------------------------------------------------------



This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

The following underlying mutual funds are available under the policies (not all underlying mutual funds are available in every state):


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

- American Century VP Income & Growth
- American Century VP International
- American Century VP Value

DREYFUS

- Dreyfus Investment Portfolios - European Equity Portfolio - Initial Shares
- The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
- Dreyfus Stock Index Fund, Inc. - Initial Shares
- Dreyfus Variable Investment Fund -Appreciation Portfolio - Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)


FEDERATED INSURANCE SERIES

- Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

- VIP Equity-Income Portfolio: Service Class
- VIP Growth Portfolio: Service Class
- VIP High Income Portfolio: Service Class*
- VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

- VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III

- VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES

- Capital Appreciation Portfolio: Service Shares
- Global Technology Portfolio: Service Shares
- International Growth Portfolio: Service Shares

MORGAN STANLEY

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

- Emerging Markets Debt Portfolio
- Mid Cap Growth Portfolio

- U.S. Real Estate Portfolio


NATIONWIDE SEPARATE ACCOUNT TRUST

- Capital Appreciation Fund

- Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index Fund) (formerly, Nationwide(R) Select Advisers Mid Cap Fund)
- Federated NSAT Equity Income Fund (formerly, Nationwide(R) Equity Income Fund)
- Federated NSAT High Income Bond Fund* (formerly, Nationwide(R) High Income Bond Fund)
- Gartmore NSAT Emerging Markets Fund
- Gartmore NSAT Global Technology and Communications Fund
- Gartmore NSAT International Growth Fund
- Government Bond Fund
- J.P. Morgan NSAT Balanced Fund (formerly, Nationwide(R) Balanced Fund)
- MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector
  Bond Fund)


- Money Market Fund

- Nationwide Global 50(R) Fund (formerly, Nationwide(R) Global Equity Fund) (subadviser: J.P. Morgan Investment Management Inc.)
- Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman LLC and Waddell & Reed Investment Management Company)

- Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus Corporation)
- Nationwide(R) Small Company Fund

  (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)
- Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic Growth
  Fund)

- Total Return Fund

- Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

- AMT Guardian Portfolio
- AMT Mid-Cap Growth Portfolio
- AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

- Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
- Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth Fund)
- Oppenheimer Global Securities Fund/VA
- Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST

- Worldwide Emerging Markets Fund
- Worldwide Hard Assets Fund

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds



THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)


- Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
  Portfolio)
- International Equity Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

- Value Portfolio (formerly, Growth & Income Portfolio)

NATIONWIDE SEPARATE ACCOUNT TRUST

- Nationwide(R) Strategic Value Fund (subadviser: Strong Capital Management,
  Inc.)

For general information or to obtain FREE copies of the:

- prospectus, annual report or semi-annual report for any underlying mutual fund; and
- any required Nationwide forms,



call:

     1-800-547-7548
     TDD 1-800-238-3035

or write:

     NATIONWIDE LIFE AND ANNUITY
     INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                              www.bestofamerica.com

THIS POLICY:

- IS NOT A BANK DEPOSIT
- IS NOT FDIC INSURED
- IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
- IS NOT AVAILABLE IN EVERY STATE
- MAY GO DOWN IN VALUE


The life insurance policies offered by this prospectus are corporate flexible premium variable universal life insurance policies. They are designed for use by corporations and employers, to provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account-C (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide Life and Annuity Insurance Company ("Nationwide") guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and current expense charges with an annual effective interest rate of 4%.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value. On the monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.


NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

TARGET PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VL Separate Account-C, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS....................................................

SUMMARY OF POLICY EXPENSES...................................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................................

SYNOPSIS OF THE POLICIES.....................................................

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY................................

NATIONWIDE INVESTMENT SERVICES

CORPORATION..................................................................

INVESTING IN THE POLICY......................................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES...............................................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES...............................................................
     Sales Load

     Tax Load

     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH.............................................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE......................................................

POLICY PROVISIONS............................................................
     Policy Owner
     Beneficiary

     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY......................................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE..............................................................



POLICY LOANS.................................................................
     Taking a Policy Loan
     Effect on Investment Performance

     Loan Interest

     Effect on Death Benefit and Cash Value Repayment

ASSIGNMENT...................................................................

POLICY OWNER SERVICES........................................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION....................................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION..........................................................

GRACE PERIOD.................................................................
     Reinstatement

TAX MATTERS..................................................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

STATE REGULATION.............................................................

REPORTS TO POLICY OWNERS.....................................................

ADVERTISING..................................................................

LEGAL PROCEEDINGS............................................................

EXPERTS......................................................................

REGISTRATION STATEMENT.......................................................

DISTRIBUTION OF THE POLICIES.................................................

ADDITIONAL INFORMATION ABOUT NATIONWIDE......................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS...........................

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND
    DEATH BENEFITS...........................................................

APPENDIX C: PERFORMANCE SUMMARY INFORMATION..................................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative, tax and sales loads, providing life insurance protection, and assuming the mortality and expense risks.

Nationwide deducts a sales load and a tax load from premium payments. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. On a current basis, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter (see "Sales Load").

The tax load is 3.5% of premiums for all states (see "Tax Load").

The mortality and expense risk charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, the annualized rate will be 0.40% in policy years 1 through 4, 0.25% in policy years 5 through 20, and 0.10% thereafter. Nationwide deducts the following charges from the cash value of the policy: o monthly cost of insurance; o monthly cost of any additional benefits provided by riders to the policy; and o monthly administrative expense charge.

Currently, the administrative expense charge is $5 per month. The administrative expense charge is guaranteed not to exceed $10 per month.


Nationwide does not deduct a surrender charge from the polices.

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)



                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
                                                                       ----------       --------       ------     ----------------
American Century Variable Portfolios, Inc. - American Century VP
Income & Growth                                                           0.70%          0.00%         0.00%            0.70%

American Century Variable Portfolios, Inc. - American Century VP
International                                                             1.23%          0.00%         0.00%            1.23%

American Century Variable Portfolios, Inc. - American Century VP
Value                                                                     1.00%          0.00%         0.00%            1.00%

Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital          1.14%          0.26%         0.00%            1.40%

Portfolio (formerly, Warburg Pincus Trust - Global Post-Venture
Capital Portfolio) (formerly, Warburg Pincus Trust - Post-Venture
Capital Portfolio)

Credit Suisse Warburg Pincus Trust - International Equity Portfolio
(formerly, Warburg Pincus Trust - Small Company Growth Portfolio)         0.90%          0.21%         0.00%            1.11%


Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,           0.48%          0.52%         0.00%            1.00%
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg Pincus
Trust - Growth & Income Portfolio)

Dreyfus Investment Portfolios - European Equity Portfolio - Initial
Shares                                                                    1.00%          0.25%         0.00%            1.25%

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares       0.75%          0.03%         0.00%            0.78%

Dreyfus Stock Index Fund, Inc. - Initial Shares                           0.25%          0.01%         0.00%            0.26%

Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
Shares (formerly, Capital Appreciation Portfolio)                         0.75%          0.03%         0.00%            0.78%

Federated Insurance Series - Federated Quality Bond Fund II               0.28%          0.42%         0.00%            0.70%

Fidelity VIP Equity-Income Portfolio:  Service Class*                     0.48%          0.08%         0.10%            0.66%

Fidelity VIP Growth Portfolio:  Service Class*                            0.57%          0.09%         0.10%            0.76%

Fidelity VIP High Income Portfolio:  Service Class                        0.58%          0.10%         0.10%            0.78%

Fidelity VIP Overseas Portfolio:  Service Class*                          0.72%          0.17%         0.10%            0.99%

Fidelity VIP II Contrafund(R) Portfolio: Service Class*                   0.57%          0.09%         0.00%            0.66%

Fidelity VIP III Growth Opportunities Portfolio:  Service Class*          0.58%          0.11%         0.10%            0.79%

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares       0.65%          0.02%         0.25%            0.92%

Janus Aspen Series - Global Technology Portfolio: Service Shares          0.65%          0.04%         0.25%            0.94%

Janus Aspen Series - International Growth Portfolio: Service Shares       0.65%          0.06%         0.25%            0.96%

NSAT Capital Appreciation Fund                                            0.60%          0.20%         0.00%            0.80%

NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap        0.50%          0.15%         0.00%            0.65%

Index Fund) (formerly, Nationwide Select Advisers Mid Cap Fund)
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity
Income Fund)                                                              0.80%          0.15%         0.00%            0.95%

NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide           0.80%          0.15%         0.00%            0.95%

High Income Bond Fund)
NSAT Gartmore NSAT Emerging Markets Fund                                  1.15%          0.60%         0.00%            1.75%

NSAT Gartmore NSAT Global Technology and Communications Fund              0.98%          0.37%         0.00%            1.35%

NSAT Gartmore NSAT International Growth Fund                              1.00%          0.60%         0.00%            1.60%

NSAT Government Bond Fund                                                 0.50%          0.16%         0.00%            0.66%

NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced
Fund)                                                                     0.75%          0.15%         0.00%            0.90%

NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi
Sector Bond Fund)                                                         0.75%          0.15%         0.00%            0.90%

NSAT Money Market Fund                                                    0.39%          0.16%         0.00%            0.55%

NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity
Fund)                                                                     1.00%          0.20%         0.00%            1.20%


                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
                                                                       ----------       --------       ------     ----------------

NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select
Advisers Small Cap Growth Fund)                                           1.10%          0.20%         0.00%            1.30%

NSAT Nationwide Small Cap Value Fund                                      0.90%          0.15%         0.00%            1.05%

NSAT Nationwide Small Company Fund                                        0.93%          0.28%         0.00%            1.21%

NSAT Nationwide Strategic Value Fund                                      0.90%          0.10%         0.00%            1.00%

NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide
Strategic Growth Fund)                                                    0.90%          0.10%         0.00%            1.00%

NSAT Total Return Fund                                                    0.58%          0.20%         0.00%            0.78%

NSAT Turner NSAT Growth Focus Fund                                        0.90%          0.45%         0.00%            1.35%

Neuberger Berman AMT Guardian Portfolio                                   0.85%          0.15%         0.00%            1.00%

Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.84%          0.14%         0.00%            0.98%

Neuberger Berman AMT Partners Portfolio                                   0.82%          0.10%         0.00%            0.92%

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth
Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)                 0.62%          0.02%         0.00%            0.64%

Oppenheimer Variable Account Funds - Oppenheimer Capital
Appreciation Fund/VA (formerly, Oppenheimer Growth Fund)                  0.64%          0.03%         0.00%            0.67%

Oppenheimer Variable Account Funds - Oppenheimer Global Securities
Fund/VA                                                                   0.64%          0.04%         0.00%            0.68%

Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth
& Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)             0.70%          0.03%         0.00%            0.73%

Strong Opportunity Fund II, Inc.                                          1.00%          0.11%         0.00%            1.11%

The Universal Institutional Funds, Inc. - Emerging Markets Debt
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)                                   0.59%          0.81%         0.00%            1.40%

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio        0.00%          1.05%         0.00%            1.05%

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio      0.74%          0.36%         0.00%            1.10%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund       1.00%          0.26%         0.00%            1.26%

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund            1.00%          0.14%         0.00%            1.14%

* Actual Annual Class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

          (as a percentage of underlying mutual fund net assets, before expense reimbursement)


                                                                        Management        Other         12b-1      Total Underlying
                                                                           Fees         Expenses        Fees         Mutual Fund
                                                                                                                       Expenses
                                                                        ----------      --------        ------     ----------------

Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital
Portfolio (formerly, Warburg Pincus Trust - Global Post-Venture
Capital Portfolio) (formerly, Warburg Pincus Trust - Post-Venture
Capital Portfolio)                                                         1.25%          0.28%         0.00%           1.53%

Credit Suisse Warburg Pincus Trust - International Equity Portfolio
(formerly, Warburg Pincus Trust - International Equity Portfolio)          1.00%          0.32%         0.00%           1.32%

Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg Pincus
Trust - Growth & Income Portfolio)                                         0.75%          0.54%         0.00%           1.29%

Dreyfus Investment Portfolios - European Equity Portfolio                  1.00%          0.60%         0.00%           1.60%

Federated Insurance Series - Federated Quality Bond Fund II                0.60%          0.67%         0.25%           1.52%

NSAT Capital Appreciation Fund                                             0.60%          0.23%         0.00%           0.83%

NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap
Index Fund) (formerly, Nationwide Select Advisers Mid Cap Fund)            0.50%          0.40%         0.00%           0.90%

NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity
Income Fund)                                                               0.80%          0.31%         0.00%           1.11%

NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High
Income Bond Fund)                                                          0.80%          0.32%         0.00%           1.12%

NSAT Gartmore NSAT Emerging Markets Fund                                   1.15%          2.94%         0.00%           4.09%

NSAT Gartmore NSAT Global Technology and Communications Fund               0.98%          1.59%         0.00%           2.57%

NSAT Gartmore NSAT International Growth Fund                               1.00%          1.88%         0.00%           2.88%

NSAT Government Bond Fund                                                  0.50%          0.23%         0.00%           0.73%

NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced
Fund)                                                                      0.75%          0.32%         0.00%           1.07%

NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi
Sector Bond Fund)                                                          0.75%          0.34%         0.00%           1.09%

NSAT Money Market Fund                                                     0.39%          0.22%         0.00%           0.61%

NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity
Fund)                                                                      1.00%          0.42%         0.00%           1.42%

NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select
Advisers Small Cap Growth Fund)                                            1.10%          0.50%         0.00%           1.60%

NSAT Nationwide Small Cap Value Fund                                       0.90%          0.30%         0.00%           1.20%

NSAT Nationwide Strategic Value Fund                                       0.90%          0.36%         0.00%           1.26%

NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide Strategic
Growth Fund)                                                               0.90%          0.27%         0.00%           1.17%

NSAT Total Return Fund                                                     0.58%          0.23%         0.00%           0.81%

NSAT Turner NSAT Growth Focus Fund                                         0.90%          4.13%         0.00%           5.03%

Strong Opportunity Fund II, Inc.                                           1.00%          0.18%         0.00%           1.18%

The Universal Institutional Funds, Inc. - Emerging Markets Debt
Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)                                    0.80%          0.81%         0.00%           1.61%

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio         0.75%          1.54%         0.00%           2.29%

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio       0.80%          0.36%         0.00%           1.16%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund        1.00%          0.33%         0.00%           1.33%

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund             1.00%          0.16%         0.00%           1.16%


SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

Riders may be added to the policy (availability varies by state).

Riders currently include:
-        Additional Protection Rider;
-        Change of Insured Rider; and
-        Maturity Extension Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods in accordance with applicable law and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.


INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-C is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on July 22,1997, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may elect to transfer all sub-account cash value to the fixed account. No transfer charges will be assessed. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur: (1) shares of a current underlying mutual fund option are no longer available for investment; or (2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Premium payments will be allocated to the fixed account by election of the policy owner.

The general account is not subject to the same laws as the variable account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.


The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than an annual effective rate of 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of an annual effective rate of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

The fixed account is not available for policies issued in the State of Texas.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

- the insured must be 80 or younger;

- Nationwide may require satisfactory evidence of insurability (including a medical exam); and
- a minimum specified amount of $50,000.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

- Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which the results in an increase in the net amount at risk;


- premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and


- Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums payments will not be priced, when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                    -        Independence Day
-        Martin Luther King, Jr. Day       -        Labor Day
-        Presidents' Day                   -        Thanksgiving
-        Good Friday                       -        Christmas
-        Memorial Day

Nationwide also will not price premium payments if:

(1) trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. Currently, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% of all premiums thereafter. The target premium is a premium based upon the specified amount. It is the level annual premium amount at which the sales load is reduced on a current basis.

TAX LOAD

Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may be more or less than the amount actually assessed in the state in which a particular policy owner resides.


MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will be unisex and will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday, aggregate as to tobacco status (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical," guaranteed issue, or simplified issue basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual administrative expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $5 per month in all policy years. On a guaranteed basis, this charge is $10 per month in all policy years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges.

The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.


Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. Mortality and expense risk deductions may vary from policy to policy because they are charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, this rate will be equal to an annualized rate of 0.40% during policy years 1 through 4, 0.25% during policy years 5 through 20, and 0.10% thereafter.

To the extent that future levels of mortality and expenses are less than or equal to those expected, Nationwide may realize a profit from this charge. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, monthly administrative charge, monthly cost of insurance charge, or other charges), and Nationwide may modify the cash surrender value enhancement, where the size or nature of the group results in savings in sales, underwriting, administrative, or other costs to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide, including employees of Nationwide and their families.


Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

- the number of insureds;

- the total premium expected to be paid;

- total assets under management for the policy owner;

- the nature of the relationship among individual insureds;

- the purpose for which the policies are being purchased;

- the expected persistency of individual policies; and

- any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.


Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.


CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account, the daily crediting of interest in the fixed account, and activity in the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender of the policy, minus any indebtedness or other deductions due on that date, plus any applicable temporary enhancement.

Other Amounts Paid at Surrender

For policies purchased by corporations and other groups, an amount may be paid by Nationwide in addition to the policy's cash value if, during a limited, specified time period, the policy is completely surrendered and the proceeds are paid directly to the entity that was the policy owner on the date of issue. These payment will not be made from the policy, but are a separate obligation of Nationwide. This additional surrender payment may not apply to partial surrenders, or to complete surrenders for which the policy owner instructs that proceeds be paid to a party other than the policy owner as of the date of issue. This additional surrender payment is not available to policies purchased by individuals.

The amount, duration, and availability of additional surrender payments made by Nationwide may vary based on a number of factors, including:

- the number of insureds;

- the nature of the relationship among individual insureds;

- the purpose for which the policies are being purchased;

- the expected persistency of the policies; and

- any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.


Nationwide will pay surrender payments that are in addition to the policy's cash value from its general account. CORPORATE PURCHASERS ARE URGED TO CONSULT THEIR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner not unfairly discriminatory to policy owners.


PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

(1) the minimum partial surrender is $500;

(2) partial surrenders may not reduce the specified amount to less than $50,000;

(3) after the partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction, if higher; and

(4) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

(1) the surrender occurs before the 15th policy anniversary; and

(2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

(1) against the most recent increase in the specified amount;

(2) against the next most recent increases in the specified amount in succession; and

(3) against the specified amount under the original application.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

(1) the value each year of the life insurance protection provided;

(2) an amount equal to any employer-paid premiums; or

(3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE


On any date during the policy year, the cash value equals the cash value on the preceding valuation period, plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, and less any policy charges.


There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.


The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded.


If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

The policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

(1) the request must be applied for in writing;

(2) satisfactory evidence of insurability must be provided;

(3) the increase must be for a minimum of $10,000;

(4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

(5) age limits are the same as for a new issue.


Any approved increase will have an effective date of the monthly anniversary date on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.


Specified Amount Decreases


After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:


(1) against insurance provided by the most recent increase;

(2) against the next most recent increases successively; and

(3) against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

(1) reduce the specified amount to less than $50,000; or

(2) disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.


Premiums may be allocated to the sub-accounts during the period in which the policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the NSAT Money Market Fund or the fixed account. At the expiration of this period, these premiums are used to purchase units of the sub-accounts which correspond to shares of the underlying mutual funds specified by the policy owner. Shares of the underlying mutual funds are purchased at net asset value then converted into unit values for purposes of determining the policy owner's interest in the respective sub-account(s).


The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value of each sub-account for the immediately preceding valuation period by the net investment factor of the sub-account for the subsequent valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result where:


(a)    is the sum of:


       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);


(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and

(c) is a factor representing the daily mortality and expense risk charge deducted from the variable account. Such factor is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. On a current basis, this annualized rate will be 0.40% during policy years 1 through 4, 0.25% during policy years 5 through 20, and 0.10% thereafter.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge.


Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

The policy owner may transfer amounts between the fixed account and the variable account without penalty or adjustment, subject to the following requirements:

- Nationwide reserves the right to limit such transfers to one per policy year;

- transfers from the fixed account must be made within 45 days after the end of an interest rate guarantee period (the period of time for which the current interest rate is guaranteed by Nationwide);

- Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the portion of the cash value attributable to the fixed account as of the end of the prior policy year. However, if the policy owner elects in writing to Nationwide to transfer all of the cash value attributable to the fixed account, the restriction for five successive policy years shall be 20%, 25%, 33%, 50% and 100%, respectively;

- transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months subsequent to a prior transfer;

- Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of the cash value attributable to the variable account as of the close of business of the prior valuation period; and

- Nationwide reserves the right to refuse a transfer to the fixed account if the cash value attributable to the fixed account is greater than or equal to 30% of the cash value.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.


Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

- submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

- 10 days after receiving the policy;

- 45 days after signing the application; or

- 10 days after Nationwide delivers a Notice of Right to Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within 7 days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the sub-accounts, plus 100% of the cash value in the fixed account, plus 100% of the cash value in the policy loan account. Nationwide will not grant a loan for an amount less than $500 (unless otherwise required by state law). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in current taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.


LOAN INTEREST


The annual effective loan interest rate is guaranteed not to exceed 3.75%. On a current basis, the loan interest rate is 3.4% in policy years 1-4, 3.25% in policy years 5-20, and 3.10% thereafter.

On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% in all policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion.


Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law if it is determined that such loans will be treated, as a result of the difference between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers the more likely to result the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.


Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account, Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio: Service Class, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund, NSAT Money Market Fund, and the Neuberger Berman AMT Limited Maturity Bond Portfolio.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) guideline premium/cash value corridor test; or
(2) the cash value accumulation test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix B.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with the investment performance.


OPTION 3.  The death benefit is the greater of:


(i)      the applicable percentage of the cash value as of the date of death; or
(ii)     the sum of the specified amount and the lesser of:
        (a)      the maximum increase amount shown on the policy, or
        (b) the amount of all premium payments and interest accrued at the Option 3 interest rate as shown in the policy, accumulated up to the date of death, less any partial surrenders and applicable interest accrued at the Option 3 interest rate as shown in the policy.

Once elected, Option 3 is irrevocable.

                       APPLICABLE PERCENTAGE OF CASH VALUE

                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

     ATTAINED         PERCENTAGE         ATTAINED        PERCENTAGE         ATTAINED        PERCENTAGE
       AGE           OF CASH VALUE         AGE          OF CASH VALUE         AGE          OF CASH VALUE

      0-40               250%               60              130%               80              105%

        41               243%               61              128%               81              105%

        42               236%               62              126%               82              105%

        43               229%               63              124%               83              105%

        44               222%               64              122%               84              105%

        45               215%               65              120%               85              105%

        46               209%               66              119%               86              105%

        47               203%               67              118%               87              105%

        48               197%               68              117%               88              105%

        49               191%               69              116%               89              105%

        50               185%               70              115%               90              105%

        51               178%               71              113%               91              104%

        52               171%               72              111%               92              103%

        53               164%               73              109%               93              102%

        54               157%               74              107%               94              101%

        55               150%               75              105%               95              101%

        56               146%               76              105%               96              101%

        57               142%               77              105%               97              101%

        58               138%               78              105%               98              101%

        59               134%               79              105%               99              101%

In the event the policy owner has a substandard rating, the above percentages will differ.

                       APPLICABLE PERCENTAGE OF CASH VALUE

                          CASH VALUE ACCUMULATION TEST

     ATTAINED         PERCENTAGE         ATTAINED        PERCENTAGE         ATTAINED        PERCENTAGE
       AGE           OF CASH VALUE         AGE          OF CASH VALUE         AGE          OF CASH VALUE

        16              708.43%             44             292.29%             72             141.69%

        17              687.69%             45             283.37%             73             139.10%

        18              667.85%             46             274.79%             74             136.66%

        19              648.73%             47             266.55%             75             134.38%

        20              630.14%             48             258.61%             76             133.56%

        21              611.94%             49             250.98%             77             132.83%

        22              594.06%             50             243.65%             78             132.18%

        23              576.45%             51             236.59%             79             131.58%

        24              559.07%             52             229.82%             80             131.04%

        25              541.95%             53             223.34%             81             130.55%


        26              525.08%             54             217.13%             82             130.12%

        27              508.52%             55             211.19%             83             127.37%

        28              492.32%             56             205.51%             84             124.75%

        29              476.49%             57             200.06%             85             122.27%

        30              461.08%             58             194.84%             86             119.90%

        31              446.10%             59             189.84%             87             117.63%

        32              431.57%             60             185.03%             88             115.44%

        33              417.50%             61             180.43%             89             113.31%

        34              403.89%             62             176.02%             90             112.35%

        35              390.73%             63             171.81%             91             111.38%

        36              378.03%             64             167.80%             92             110.38%

        37              365.79%             65             163.98%             93             109.32%

        38              354.01%             66             160.34%             94             108.18%

        39              342.67%             67             156.86%             95             106.94%

        40              331.77%             68             153.54%             96             105.62%

        41              321.30%             69             150.37%             97             104.27%

        42              311.24%             70             147.33%             98             102.99%

        43              301.57%             71             144.44%             99             100.00%

In the event the policy owner has a substandard rating, the above percentages will differ.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections to Option 3 are irrevocable and may not be changed.


Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.


In order for any change in the death benefit option to become effective, the cash surrender value after a change must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option changes. A change in death benefit option will not be permitted if it results in the specified amount being reduced to an amount in which the total premiums paid exceed the premium limit required by state law to qualify the policy as a contract for life insurance.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE

If the age of the insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to or subtracted form (3), where:


(1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;

(2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death; and

(3)      is the cash value at the time of the insured's death.

SUICIDE

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.


MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may at any time, upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one-time election to transfer all sub-account cash value to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD

If the cash surrender value on a monthly anniversary date is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary date will be allowed for the payment of a premium of at least three times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.


REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

(1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

(2) providing evidence of insurability satisfactory to Nationwide;

(3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

(4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

(5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.


The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the cash value at the end of the grace period.


Amounts will be allocated based on the fund allocation factors in effect at the start of the grace period, unless the policy owner provides otherwise.


TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Upon these special rules such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code.

Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.


WITHHOLDING

Distributions of income from a life insurance policy (including modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.


FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2001, an estate of less than $675,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and you should consult your independent legal, tax and/or financial adviser.



STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.


REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


EXPERTS

The financial statements of Nationwide and the variable account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933, with respect to the policies offered by this prospectus. This prospectus does not contain all the information in the Registration Statement and the exhibits to the Registration Statement. Statements contained in this prospectus as to the content of policies and are summaries and the policy owner must read the policy to fully understand the policy owner's rights and obligations.



DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide Life Insurance Company and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

  - Nationwide Multi-Flex Variable Account;
  - Nationwide Variable Account;
  - Nationwide Variable Account-II;
  - Nationwide Variable Account-5;
  - Nationwide Variable Account-6;
  - Nationwide Variable Account-8;
  - Nationwide Variable Account-9;
  - Nationwide Variable Account-10;
  - Nationwide VLI Separate Account-2;
  - Nationwide VLI Separate Account-3
  - Nationwide VLI Separate Account-4;
  - Nationwide VA Separate Account-A;
  - Nationwide VA Separate Account-B;
  - Nationwide VA Separate Account-C;
  - Nationwide VL Separate Account-A;
  - Nationwide VL Separate Account-B;

  - Nationwide VL Separate Account-C; and

  - Nationwide VL Separate Account-D.

Gross first year commissions plus any expense allowance payments made by Nationwide on the sale of these policies distributed by NISC will not exceed 55% of target premium plus 5% of any excess premium payments in year one and 25% of target premium plus 5% on the excess premium in years two through four. Gross renewal commissions paid at the beginning of policy year five and beyond by Nationwide will not exceed greater of 5% of target premium plus 5% on the excess premium or an annual effective rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter. For single premium modified endowment contracts issued on or after May 1, 1999, gross renewal commissions paid at the beginning of policy year two and beyond will not exceed an annual rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter.

No underwriting commissions have been paid by Nationwide to NISC.

     NISC DIRECTORS AND OFFICERS


                                      POSITIONS AND OFFICES
NAME AND BUSINESS ADDRESS               WITH UNDERWRITER
-------------------------             ---------------------

W. G. Jurgensen                     Chief Executive Officer and Director
One Nationwide Plaza
Columbus, OH 43215

Joseph J. Gasper                     Chairman of the Board and Director
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                         Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                     President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                    Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                   Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley             Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.      Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                     Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                     Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                            Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                             Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden                      Associate Vice President and Secretary
One Nationwide Plaza
Columbus, OH 43215

E. Gary Berndt                               Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Carol L. Dove                     Associate Vice President - Treasury Services
One Nationwide Plaza                        and Assistant Treasurer
Columbus, OH 43215

Terry C. Smetzer                             Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

- Nationwide VL Separate Account-A;
- Nationwide VL Separate Account-B;
- Nationwide VL Separate Account-C;
- Nationwide VL Separate Account-D;
- Nationwide VA Separate Account-A;
- Nationwide VA Separate Account-B;

- Nationwide VA Separate Account-C; and
- Nationwide VA Separate Account-D.


Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Gasper and Woodward are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE



DIRECTORS OF THE DEPOSITOR
    NAME AND PRINCIPAL          POSITIONS AND OFFICES
     BUSINESS ADDRESS              WITH DEPOSITOR          PRINCIPAL OCCUPATION
---------------------------     ---------------------      --------------------

Lewis J. Alphin                      Director              Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107

A. I. Bell                           Director              Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Yvonne M. Curl                       Director              Vice President, Chief Marketing Officer for Avaya Inc.(2)
Avaya Inc.
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920

Kenneth D. Davis                     Director              Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135

Keith W. Eckel                       Director              Partner, Fred W. Eckel Sons; President, Eckel Farms, Inc. (1)
1647 Falls Road
Clarks Summit, PA 18411

Willard J. Engel                     Director              Retired General Manager, Lyon County Co-operative Oil Company (1)
301 East Marshall Street
Marshall, MN 56258

Fred C. Finney                       Director              Owner and Operator, Moreland Fruit Farm; Operator, Melrose
1558 West Moreland Road                                    Orchard (1)
Wooster, OH 44691

Joseph J. Gasper                 President and Chief       President and Chief Operating Officer, Nationwide Life Insurance
One Nationwide Plaza            Operating Officer and      Company and Nationwide Life and Annuity Insurance Company (1)
Columbus, OH 43215                    Director

W.G. Jurgensen                 Chief Executive Officer     Chairman and Chief Executive Officer (3)
One Nationwide Plaza                and Director
Columbus, OH 43215

David O. Miller                Chairman of the Board       President, Owen Potato Farm, Inc.; Partner, M&M Enterprises (1)
115 Sprague Drive                  and Director
Hebron, OH 43025

Ralph M. Paige                       Director              Executive Director Federation of Southern Cooperatives/Land
Federation of Southern                                     Assistance Fund (1)
Cooperatives/Land
Assistance Fund
2769 Church Street
East Point, GA 30344

James F. Patterson                   Director              Vice President, Pattersons, Inc.; President, Patterson Farms, Inc. (1)
8765 Mulberry Road
Chesterland, OH 44026

Arden L. Shisler                     Director              President and Chief Executive Officer, K&B Transport, Inc. (1)
1356 North Wenger Road
Dalton, OH 44618

Robert L. Stewart                    Director              Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986



(1) Principal occupation for last 5 years.

(2) Prior to assuming this current position, Ms. Curl held other executive management positions with the Xerox Corporation.

(3) Prior to assuming this current position, Mr. Jurgensen was Executive Vice President of Bank One Corporation. Prior to that, Mr. Jurgensen was Executive Vice President of First Chicago NBD.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Mr. Gasper is a director of NISC, a registered broker-dealer.


Messrs. Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Messrs. Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE


OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS           OFFICES OF THE DEPOSITOR
-----------------------------------           ------------------------

Richard D. Headley                            Executive Vice President
One Nationwide Plaza
Columbus, OH 43215

Michael S. Helfer                             Executive Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Donna A. James                                Executive Vice President - Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                              Executive Vice President - Chief Financial Officer and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                       Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

John R. Cook, Jr.                             Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215

Thomas L. Crumrine                            Senior Vice President
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                              Senior Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Patricia R. Hatler                            Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215

David K. Hollingsworth                        Senior Vice President - Business Development and Sponsor Relations
One Nationwide Plaza
Columbus, OH 43215

David R. Jahn                                 Senior Vice President - Product Management
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                              Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215

Gregory S. Lashutka                           Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215

Edwin P. McCausland, Jr.                      Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215

OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS           OFFICES OF THE DEPOSITOR
-----------------------------------           ------------------------

Mark D. Phelan                                Senior Vice President - Technology and Operations
One Nationwide Plaza
Columbus, OH 43215

Douglas C. Robinette                          Senior Vice President - Claims
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                              Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Richard M. Waggoner                           Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                               Senior Vice President - Product Management and Nationwide Financial
One Nationwide Plaza                          Marketing
Columbus, OH 43215



W.G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years, Mr. Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. Mr. Jurgensen's final post was Executive Vice President - Corporate Banking.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 34 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

YVONNE M. CURL has been a Director of Nationwide since April 1998. Ms. Curl is Vice President - Chief Marketing Officer for Avaya Inc. located in Basking Ridge, NJ. Prior to joining Avaya Inc. in November 2000, she was employed by the Xerox Corporation. She joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president - field operations; executive assistant to the chairman and CEO; and as corporate vice president serving as senior vice president and general manager, public sector worldwide/global solutions group.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 3 years.

THOMAS L. CRUMRINE has been Senior Vice President of Nationwide since September 1997. Previously he was Senior Vice President - Property/Casualty from March 1996 to September 1997. Prior to that time, he was Senior Vice President - Claims from April 1995 to March 1996, Vice President - Claims from 1993 to March 1996, Vice President - Agency Sales from 1991 to 1993 and Vice President - Agency Services from 1989 to 1991. Prior to 1989 Mr. Crumrine held several positions with Nationwide.


KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Strategy since December 11, 2000. Previously, Mr. Diamond was Senior Vice President - Corporate Controller from August 1999 to December 2000. He was Vice President - Controller from October 1993 to 1999. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 12 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 32 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headly was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to Octover 1997. From January 1975 until 1992, Mr. Headley held several positions with Banc One Corporation. Mr. Headley has been with Nationwide for 3 years. -

MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's Chairman and Chief Executive Officer from 1995 to 1998.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since April 2000. Previouly, he was Senior Vice President - Multi Channel and Sponsor relations from August 1999 until April 2000. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, Mr. Hollingsworth held numerous positions within Nationwide. Mr. Hollingsworth has been with Nationwide for 26 years.

DAVID R. JAHN has been Senior Vice President - Product Management since November 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to November 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within Nationwide. Mr. Jahn has been with Nationwide for 29 years.

DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996, she was Associate Vice President
- Assistant to the CEO of Nationwide. Previously, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 19 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 36 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer and Treasurer since December 2000. Previously, Mr. Oakley was Executive Vice President - Chief Financial Officer from April 1995 to December 2000. Prior to that, Mr. Oakley was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 25 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology and Operations since December 2000. Previously, he was Senior Vice President - Technology Services from 1998 to December 2000. His previous management experience includes five years (1977 -

1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as Director of AT&T's Consumer Communications Services Group and he was subsequently promoted to Sales Vice President for the Eastern Region of the Business Communications Services Division. In 1992, he became Executive Vice President - Sales and Marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims since November 2000. Previously he was Senior Vice President - Claims and Financial Services from 1999 to November 2000. Prior to that time, Mr. Robinette was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau, a member of the Nationwide group until 1998, from September 1996 to May 1998. Prior to that time, he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995, Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994, he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with Nationwide for 14 years.


ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 24 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 36 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE

     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").


     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the Unites States.

     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED ON OR AFTER SEPTEMBER 27,
     1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED ON OR AFTER MAY 1, 2000)
     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES

     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the

Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


FEDERATED INSURANCE SERIES

Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on

March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)

     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND
     FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE NSAT EMERGING MARKETS FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
     Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.


     GOVERNMENT BOND FUND

     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities. The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index. Generally, most of the Fund's fixed income securities will consist of "investment grade" securities, but the Fund may invest securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds.

     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
     FUND)
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.


     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
     Subadviser: J. P. Morgan Investment Management Inc.

     Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.

     NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)

     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company

     Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NATIONWIDE SMALL CAP VALUE FUND

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion.. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.


     NATIONWIDE SMALL COMPANY FUND

     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.


     NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2000)
     Subadviser: Strong Capital Management Inc.

     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.


     TOTAL RETURN FUND

     Investment Objective: To obtain a reasonable, long-term total return on invested capital.


     TURNER NSAT GROWTH FOCUS FUND

     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long-term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure, whereby each Portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.


     AMT GUARDIAN PORTFOLIO

     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.



     AMT MID-CAP GROWTH PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.


     U.S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.


The amounts shown for cash value, cash surrender value, and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The illustrations assume that no temporary enhancement applies, and consequently, the cash surrender value equals the cash value less indebtedness, or other deductions. The guaranteed mortality and expense risk charges. The guaranteed mortality and expense risk charges for policy years 1 through 4 are equivalent to an annualized effective rate of 0.75% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 1 through 4 are equivalent to an annualized rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 5 through 20 are equivalent to an annualized rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 21 and after are equivalent to an annualized rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annualized effective rate of 0.98% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2000. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annualized effective rate would have been 1.57%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.38%, 4.62% and 10.62% for policy years one through four, and rates of -1.23%, 4.77% and 10.77% for policy years five through twenty, and rates of -1.08%, 4.92% and 10.92% for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.73%, 4.27% and 10.27% for all policy years.


The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.


The illustrations also reflect that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first 7 policy years and 2.0% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% thereafter. Nationwide also deducts a tax load of 3.5%, both current and guaranteed, from all premium payments.


In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5.00 per month and guaranteed not to exceed $10.00. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                   $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                          $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES



                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH       CASH       SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
  ----        -----       -----       -----        -------      -----       -----      -------      -----        -----      -------
    1       105,000      87,893      87,893      1,703,050     93,328      93,328     1,703,050    98,765       98,765     1,703,050
    2       215,250     174,304      174,304     1,703,050    190,691     190,691     1,703,050    207,735     207,735     1,703,050
    3       331,013     259,589      259,589     1,703,050    292,638     292,638     1,703,050    328,383     328,383     1,703,050
    4       452,563     343,716      343,716     1,703,050    399,352     399,352     1,703,050    461,942     461,942     1,703,050
    5       580,191     427,276      427,276     1,703,050    511,777     511,777     1,703,050    610,687     610,687     1,703,050
    6       714,201     509,757      509,757     1,703,050    629,623     629,623     1,703,050    775,345     775,345     1,889,055
    7       854,911     591,227      591,227     1,703,050    753,101     753,101     1,781,735    956,746     956,746     2,263,532
    8       897,656     579,704      579,704     1,703,050    785,005     785,005     1,804,095   1,054,285   1,054,285    2,422,953
    9       942,539     567,927      567,927     1,703,050    818,149     818,149     1,827,191   1,161,611   1,161,611    2,594,255
   10       989,666     555,847      555,847     1,703,050    852,560     852,560     1,851,109   1,279,669   1,279,669    2,778,463
   11      1,039,150    543,454      543,454     1,703,050    888,304     888,304     1,875,956   1,409,546   1,409,546    2,976,734
   12      1,091,107    530,699      530,699     1,703,050    925,421     925,421     1,901,743   1,552,395   1,552,395    3,190,176
   13      1,145,662    517,566      517,566     1,703,050    963,979     963,979     1,928,508   1,709,528   1,709,528    3,420,030
   14      1,202,945    504,009      504,009     1,703,050   1,004,028   1,004,028    1,956,234   1,882,350   1,882,350    3,667,545
   15      1,263,093    489,837      489,837     1,703,050   1,045,513   1,045,513    1,984,711   2,072,193   2,072,193    3,933,674
   16      1,326,247    474,953      474,953     1,703,050   1,088,455   1,088,455    2,013,934   2,280,647   2,280,647    4,219,809
   17      1,392,560    459,237      459,237     1,703,050   1,132,872   1,132,872    2,043,942   2,509,431   2,509,431    4,527,547
   18      1,462,188    442,520      442,520     1,703,050   1,178,752   1,178,752    2,074,774   2,760,346   2,760,346    4,858,611
   19      1,535,297    424,618      424,618     1,703,050   1,226,085   1,226,085    2,106,489   3,035,349   3,035,349    5,214,916
   20      1,612,062    405,357      405,357     1,703,050   1,274,879   1,274,879    2,139,169   3,336,600   3,336,600    5,598,609
   21      1,692,665    386,716      386,716     1,703,050   1,328,153   1,328,153    2,177,809   3,674,742   3,674,742    6,025,577
   22      1,777,298    368,072      368,072     1,703,050   1,384,207   1,384,207    2,219,327   4,048,773   4,048,773    6,491,480
   23      1,866,163    348,296      348,296     1,703,050   1,442,486   1,442,486    2,262,666   4,460,438   4,460,438    6,996,590
   24      1,959,471    326,864      326,864     1,703,050   1,502,843   1,502,843    2,307,452   4,912,730   4,912,730    7,542,963
   25      2,057,445    303,565      303,565     1,703,050   1,565,338   1,565,338    2,353,689   5,409,544   5,409,544    8,133,950
   26      2,160,317    278,142      278,142     1,703,050   1,630,025   1,630,025    2,401,466   5,955,110   5,955,110    8,773,480
   27      2,268,333    250,346      250,346     1,703,050   1,696,984   1,696,984    2,450,999   6,554,142   6,554,142    9,466,321
   28      2,381,750    219,859      219,859     1,703,050   1,766,277   1,766,277    2,502,552   7,211,728   7,211,728   10,217,950
   29      2,500,837    186,283      186,283     1,703,050   1,837,950   1,837,950    2,556,430   7,933,347   7,933,347   11,034,603
   30      2,625,879    149,142      149,142     1,703,050   1,912,038   1,912,038    2,612,909   8,724,920   8,724,920   11,923,097


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES

OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                          $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                               GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
  ----        -----       -----       -----        -------      -----       -----      -------      -----        -----      -------
    1       105,000      81,727      81,727      1,703,050     86,912      86,912     1,703,050    92,101       92,101     1,703,050
    2       215,250     161,835      161,835     1,703,050    177,327     177,327     1,703,050    193,450     193,450     1,703,050
    3       331,013     240,375      240,375     1,703,050    271,456     271,456     1,703,050    305,099     305,099     1,703,050
    4       452,563     317,389      317,389     1,703,050    369,515     369,515     1,703,050    428,214     428,214     1,703,050
    5       580,191     392,898      392,898     1,703,050    471,721     471,721     1,703,050    564,096     564,096     1,703,050
    6       714,201     466,928      466,928     1,703,050    578,323     578,323     1,703,050    714,203     714,203     1,740,086
    7       854,911     539,473      539,473     1,703,050    689,561     689,561     1,703,050    877,974     877,974     2,077,167
    8       897,656     520,373      520,373     1,703,050    710,093     710,093     1,703,050    956,952     956,952     2,199,263
    9       942,539     500,487      500,487     1,703,050    730,860     730,860     1,703,050   1,042,574   1,042,574    2,328,405
   10       989,666     479,693      479,693     1,703,050    751,830     751,830     1,703,050   1,135,333   1,135,333    2,465,076
   11      1,039,150    457,873      457,873     1,703,050    772,982     772,982     1,703,050   1,235,776   1,235,776    2,609,760
   12      1,091,107    434,913      434,913     1,703,050    794,309     794,309     1,703,050   1,344,509   1,344,509    2,762,971
   13      1,145,662    410,696      410,696     1,703,050    815,808     815,808     1,703,050   1,462,195   1,462,195    2,925,223
   14      1,202,945    385,080      385,080     1,703,050    837,473     837,473     1,703,050   1,589,539   1,589,539    3,097,034
   15      1,263,093    357,875      357,875     1,703,050    859,273     859,273     1,703,050   1,727,267   1,727,267    3,278,895
   16      1,326,247    328,821      328,821     1,703,050    881,149     881,149     1,703,050   1,876,105   1,876,105    3,471,297
   17      1,392,560    297,580      297,580     1,703,050    903,015     903,015     1,703,050   2,036,768   2,036,768    3,674,762
   18      1,462,188    263,760      263,760     1,703,050    924,774     924,774     1,703,050   2,209,992   2,209,992    3,889,907
   19      1,535,297    226,914      226,914     1,703,050    946,326     946,326     1,703,050   2,396,548   2,396,548    4,117,416
   20      1,612,062    186,553      186,553     1,703,050    967,578     967,578     1,703,050   2,597,263   2,597,263    4,358,047
   21      1,692,665    142,196      142,196     1,703,050    988,474     988,474     1,703,050   2,813,105   2,813,105    4,612,727
   22      1,777,298     93,321      93,321      1,703,050   1,008,969   1,008,969    1,703,050   3,045,146   3,045,146    4,882,345
   23      1,866,163     39,358      39,358      1,703,050   1,029,028   1,029,028    1,703,050   3,294,587   3,294,587    5,167,851
   24      1,959,471      (*)          (*)          (*)      1,048,585   1,048,585    1,703,050   3,562,657   3,562,657    5,470,073
   25      2,057,445      (*)          (*)          (*)      1,067,506   1,067,506    1,703,050   3,850,514   3,850,514    5,789,745
   26      2,160,317      (*)          (*)          (*)      1,085,588   1,085,588    1,703,050   4,159,221   4,159,221    6,127,652
   27      2,268,333      (*)          (*)          (*)      1,102,557   1,102,557    1,703,050   4,489,726   4,489,726    6,484,631
   28      2,381,750      (*)          (*)          (*)      1,118,067   1,118,067    1,703,050   4,842,854   4,842,854    6,861,606
   29      2,500,837      (*)          (*)          (*)      1,131,732   1,131,732    1,703,050   5,219,418   5,219,418    7,259,762
   30      2,625,879      (*)          (*)          (*)      1,143,188   1,143,188    1,703,050   5,620,500   5,620,500    7,680,731


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                          $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
  ----        -----       -----       -----        -------      -----       -----      -------      -----        -----      -------
    1       105,000      87,693      87,693      1,790,742     93,116      93,116     1,796,165    98,541       98,541     1,801,591
    2       215,250     173,661      173,661     1,876,710    189,982     189,982     1,893,031    206,956     206,956     1,910,006
    3       331,013     258,265      258,265     1,961,314    291,119     291,119     1,994,168    326,650     326,650     2,029,699
    4       452,563     341,444      341,444     2,044,494    396,642     396,642     2,099,691    458,730     458,730     2,161,780
    5       580,191     423,736      423,736     2,126,786    507,387     507,387     2,210,436    605,281     605,281     2,308,331
    6       714,201     504,585      504,585     2,207,635    622,956     622,956     2,326,005    767,119     767,119     2,470,169
    7       854,911     584,032      584,032     2,287,082    743,602     743,602     2,446,651    945,912     945,912     2,648,961
    8       897,656     570,390      570,390     2,273,439    772,305     772,305     2,475,355   1,040,662   1,040,662    2,743,712
    9       942,539     556,386      556,386     2,259,435    801,828     801,828     2,504,877   1,145,031   1,145,031    2,848,080
   10       989,666     541,957      541,957     2,245,007    832,141     832,141     2,535,190   1,259,980   1,259,980    2,963,030
   11      1,039,150    527,103      527,103     2,230,153    863,274     863,274     2,566,323   1,386,640   1,386,640    3,089,689
   12      1,091,107    511,770      511,770     2,214,819    895,205     895,205     2,598,255   1,526,205   1,526,205    3,229,255
   13      1,145,662    495,948      495,948     2,198,998    927,958     927,958     2,631,008   1,680,048   1,680,048    3,383,097
   14      1,202,945    479,590      479,590     2,182,640    961,515     961,515     2,664,565   1,849,608   1,849,608    3,603,750
   15      1,263,093    462,447      462,447     2,165,497    995,652     995,652     2,698,701   2,036,096   2,036,096    3,865,149
   16      1,326,247    444,410      444,410     2,147,459   1,030,272   1,030,272    2,733,322   2,240,917   2,240,917    4,146,299
   17      1,392,560    425,348      425,348     2,128,397   1,065,254   1,065,254    2,768,303   2,465,714   2,465,714    4,448,673
   18      1,462,188    405,070      405,070     2,108,119   1,100,403   1,100,403    2,803,453   2,712,258   2,712,258    4,773,968
   19      1,535,297    383,380      383,380     2,086,429   1,135,511   1,135,511    2,838,560   2,982,469   2,982,469    5,124,064
   20      1,612,062    360,106      360,106     2,063,156   1,170,380   1,170,380    2,873,429   3,278,470   3,278,470    5,501,070
   21      1,692,665    337,637      337,637     2,040,686   1,208,722   1,208,722    2,911,772   3,610,720   3,610,720    5,920,599
   22      1,777,298    315,410      315,410     2,018,459   1,248,950   1,248,950    2,951,999   3,978,233   3,978,233    6,378,382
   23      1,866,163    291,996      291,996     1,995,046   1,289,682   1,289,682    2,992,731   4,382,725   4,382,725    6,874,691
   24      1,959,471    266,803      266,803     1,969,852   1,330,318   1,330,318    3,033,367   4,827,136   4,827,136    7,411,542
   25      2,057,445    239,659      239,659     1,942,708   1,370,656   1,370,656    3,073,705   5,315,293   5,315,293    7,992,231
   26      2,160,317    210,356      210,356     1,913,405   1,410,446   1,410,446    3,113,496   5,851,352   5,851,352    8,620,617
   27      2,268,333    178,726      178,726     1,881,775   1,449,463   1,449,463    3,152,512   6,439,945   6,439,945    9,301,385
   28      2,381,750    144,544      144,544     1,847,593   1,487,410   1,487,410    3,190,460   7,086,073   7,086,073   10,039,916
   29      2,500,837    107,530      107,530     1,810,580   1,523,919   1,523,919    3,226,968   7,795,118   7,795,118   10,842,338
   30      2,625,879     67,369      67,369      1,770,419   1,558,560   1,558,560    3,261,609   8,572,897   8,572,897   11,715,349


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES

OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                          $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                               GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY    INTEREST       CASH      SURRENDER       DEATH       CASH      SURRENDER   DEATH          CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
  ----        -----       -----       -----        -------      -----       -----      -------      -----        -----      -------
    1       105,000      81,320      81,320      1,784,370     86,479      86,479     1,789,529    91,643       91,643     1,794,693
    2       215,250     160,582      160,582     1,863,631    175,944     175,944     1,878,993    191,931     191,931     1,894,980
    3       331,013     237,787      237,787     1,940,836    268,484     268,484     1,971,534    301,708     301,708     2,004,758
    4       452,563     312,918      312,918     2,015,968    364,179     364,179     2,067,229    421,888     421,888     2,124,938
    5       580,191     385,928      385,928     2,088,978    463,074     463,074     2,166,123    553,442     553,442     2,256,492
    6       714,201     456,767      456,767     2,159,816    565,216     565,216     2,268,266    697,439     697,439     2,400,489
    7       854,911     525,318      525,318     2,228,367    670,585     670,585     2,373,635    854,985     854,985     2,558,035
    8       897,656     502,065      502,065     2,205,115    684,336     684,336     2,387,385    927,053     927,053     2,630,103
    9       942,539     477,851      477,851     2,180,901    697,264     697,264     2,400,314   1,005,023   1,005,023    2,708,073
   10       989,666     452,555      452,555     2,155,605    709,194     709,194     2,412,244   1,089,353   1,089,353    2,792,402
   11      1,039,150    426,076      426,076     2,129,126    719,960     719,960     2,423,009   1,180,561   1,180,561    2,883,611
   12      1,091,107    398,330      398,330     2,101,379    729,404     729,404     2,432,454   1,279,240   1,279,240    2,982,290
   13      1,145,662    369,234      369,234     2,072,283    737,363     737,363     2,440,412   1,386,041   1,386,041    3,089,090
   14      1,202,945    338,690      338,690     2,041,739    743,649     743,649     2,446,698   1,501,662   1,501,662    3,204,712
   15      1,263,093    306,550      306,550     2,009,599    748,011     748,011     2,451,061   1,626,820   1,626,820    3,329,869
   16      1,326,247    272,599      272,599     1,975,648    750,119     750,119     2,453,168   1,762,228   1,762,228    3,465,278
   17      1,392,560    236,556      236,556     1,939,606    749,554     749,554     2,452,603   1,908,602   1,908,602    3,611,651
   18      1,462,188    198,110      198,110     1,901,160    745,844     745,844     2,448,893   2,066,688   2,066,688    3,769,737
   19      1,535,297    156,935      156,935     1,859,985    738,477     738,477     2,441,527   2,237,292   2,237,292    3,940,341
   20      1,612,062    112,710      112,710     1,815,760    726,919     726,919     2,429,968   2,421,298   2,421,298    4,124,348
   21      1,692,665     65,185      65,185      1,768,235    710,678     710,678     2,413,728   2,619,752   2,619,752    4,322,802
   22      1,777,298     14,131      14,131      1,717,180    689,262     689,262     2,392,311   2,833,823   2,833,823    4,543,527
   23      1,866,163      (*)          (*)          (*)       662,171     662,171     2,365,220   3,064,679   3,064,679    4,807,219
   24      1,959,471      (*)          (*)          (*)       628,792     628,792     2,331,842   3,313,365   3,313,365    5,087,313
   25      2,057,445      (*)          (*)          (*)       588,304     588,304     2,291,354   3,580,821   3,580,821    5,384,227
   26      2,160,317      (*)          (*)          (*)       539,664     539,664     2,242,713   3,867,865   3,867,865    5,698,406
   27      2,268,333      (*)          (*)          (*)       481,595     481,595     2,184,644   4,175,210   4,175,210    6,030,367
   28      2,381,750      (*)          (*)          (*)       412,592     412,592     2,115,641   4,503,591   4,503,591    6,380,921
   29      2,500,837      (*)          (*)          (*)       331,033     331,033     2,034,083   4,853,767   4,853,767    6,751,172
   30      2,625,879      (*)          (*)          (*)       235,416     235,416     1,938,465   5,226,741   5,226,741    7,142,638


(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION




The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                                                PERFORMANCE TABLES TOTAL RETURN

                                                    Annual Percentage
                                                         Change                       Non-annualized Percentage Change
                               ---------------------------------------------------------------------------------------------------

UNDERLYING                     Fund      Unit                               1 mo     1 Yr      2 Yrs    3 Yrs    5 Yrs   Inception
INVESTMENT                   Inception  Values     1998    1999    2000      To       to         to      to      to        to
OPTIONS                       Date**    12/31/00                          12/31/00  12/31/00  12/31/00 12/31/00 12/31/00  12/31/00

American Century              10/30/97   11.40    26.36%  17.55%  -10.97%   1.25%  -10.97%     4.65%  32.23%     N/A     42.46%
Variable Portfolios,
Inc. - American
Century VP Income
& Growth

American Century                5/2/94   13.22    18.29%  63.39%  -17.16%   5.11%  -17.16%    35.35%  60.12%  115.62%   128.27%
Variable Portfolios,
Inc. - American
Century VP
International

American Century                5/1/96   10.89     4.39%  -1.25%   17.67%   5.67%   17.67%    16.21%  21.31%     N/A     70.60%
Variable Portfolios,
Inc. - American
Century VP Value

Credit Suisse Warburg          9/30/96   11.92     6.08%  62.85%  -19.26%   2.88%  -19.26%    31.47%  39.48%     N/A     53.52%
Pincus Trust - Global
Post-Venture Capital
Portfolio (formerly,
Warburg Pincus Trust -
Global Post-Venture
Capital Portfolio)

Credit Suisse Warburg          6/30/95   10.03     4.93%  52.82%  -26.19%   2.67%  -26.19%    12.81%  18.36%   26.24%    35.15%
Pincus Trust -
International  Equity
Portfolio (formerly,
Warburg Pincus Trust -
International Equity
Portfolio)

Credit Suisse Warburg         10/31/97   11.41    11.68%   5.82%    8.48%   6.90%   8.48%     14.79%  28.19%     N/A     33.10%
Pincus Trust- Value
Portfolio (formerly,
Warburg Pincus
Trust- Value
Portfolio)

Dreyfus Investment             4/30/99   12.61      N/A     N/A    -2.39%   6.56%   -2.39%      N/A     N/A      N/A     25.78%
Portfolios-European
Equity Portfolio -
Initial Shares

The Dreyfus Socially           10/6/93   12.80    28.86%  29.56%  -11.39%   0.10%  -11.39%    14.81%  47.96%  128.49%   232.05%
Responsible Growth
Fund, Inc. - Initial
Shares

Dreyfus Stock Index            9/29/89   11.97    27.70%  20.12%   -9.64%   0.46%   -9.64%     8.53%  38.62%  123.97%   352.03%
Fund, Inc, - Initial
Shares

Dreyfus Variable                4/5/93   12.11    29.70%  11.01%   -1.05%  -0.04%   -1.05%     9.85%  42.46%  127.23%   230.13%
Investment Fund-
Appreciation
Portfolio - Initial
Shares (formerly,
Capital Appreciation
Fund)

Federated Insurance            5/3/99    10.83      N/A     N/A    10.01%   1.97%   10.01%      N/A     N/A      N/A      8.28%
Series-Federated
Quality Bond Fund II

Fidelity VIP Equity           10/9/86    11.31    11.10%   5.83%    7.87%   4.23%    7.87%    14.17%  26.85%   84.16%   463.76%
Income Portfolio:
Service Class

Fidelity VIP Growth           10/9/86    14.59    38.82%  36.74%  -11.42%   0.20%  -11.42%    21.13%  68.13%  136.24%   716.07%
Portfolio: Service
Class

Fidelity VIP High             9/19/85     7.47    -4.81%   7.64%  -22.92%   2.10%  -22.92%   -17.03%  -21.01%   5.05%   219.45%
Income Portfolio:
Service Class

Fidelity VIP                  1/28/87    10.86    12.19%  41.89%  -19.47%   0.22%  -19.47%    14.25%  28.19%   60.61%   190.94%
Overseas Portfolio:
Service Class

Fidelity VIP II                1/3/95    13.03    29.42%  23.65%   -7.09%   3.33%   -7.09%    14.90%  48.70%  121.98%   208.78%
Contrafund
Portfolio: Service
Class

Fidelity VIP III               1/3/95     9.63    24.01%   3.77%  -17.51%   0.77%  -17.51%   -14.40%   6.15%   61.86%   113.63%
Growth Opportunities
Portfolio: Service
Class

Janus Aspen Series             5/1/97     8.21    57.50%  66.30%  -19.67%   2.70%  -19.67%    33.59%  110.40%    N/A    165.68%
Capital Appreciation:
Service Shares

Janus Aspen Series            1/18/00     6.56      N/A     N/A      N/A   -1.54%     N/A       N/A     N/A      N/A    -34.36%
Global Technology:
Service Shares

Janus Aspen Series             5/2/94     8.24    16.78%  81.62%  -17.30%   0.86%  -17.30%    50.21%   75.40% 177.66%   230.21%
International Growth:
Service Shares

NSAT Capital                  4/15/92     8.51    29.45%   3.86%  -26.82%  -2.28%  -26.82%   -24.00%  -1.61%   65.57%   142.46%
Appreciation Fund

NSAT Dreyfus NSAT            10/31/97    13.57    10.37%  20.44%   14.75%   7.33%   14.75%    38.20%   52.52%    N/A     51.88%
Mid Cap Index Fund
(formerly, NSAT
Nationwide Mid Cap
Index Fund)(formerly,
NSAT Nationwide Select
Advisers Mid Cap Index
Fund)

NSAT Federated NSAT          10/31/97    11.12    14.67%  18.02%  -10.98%   2.35%  -10.98%     5.06%  20.49%     N/A     22.53%
Equity Income Fund
(formerly, NSAT
Nationwide Equity
Income Fund)

NSAT Federated NSAT          10/31/97     9.44     5.37%   2.78%   -8.64%   2.97%   -8.64%    -6.10%  -1.05%     N/A      1.13%
High Income Bond Fund
(formerly, NSAT
Nationwide High
Income Bond Fund

NSAT Gartmore NSAT            8/31/00     8.70      N/A     N/A      N/A    3.27%     N/A       N/A     N/A      N/A    -18.82%
Emerging Markets Fund

NSAT Gartmore NSAT            6/30/00     6.01      N/A     N/A      N/A   -0.90%     N/A       N/A     N/A      N/A    -25.11%
Global Technology &
Comm. Fund

NSAT Gartmore NSAT            8/31/00     9.24      N/A     N/A      N/A    4.07%     N/A       N/A     N/A      N/A    -20.30%
International Growth
Fund

NSAT Government Bond          11/8/82    11.63     8.47%  -2.74%   12.09%   1.86%   12.09%     9.01%  18.26%   33.13%   332.75%
Fund

NSAT J.P. Morgan NSAT        10/31/97     9.98     7.64%   0.47%   -0.75%   1.25%   -0.75%    -0.28%  7.34%      N/A      8.82%
Balanced Fund (formerly,
NSAT Nationwide Balanced
Fund)

NSAT MAS NSAT Multi          10/31/97    10.64     2.19%   1.15%    5.23%   3.38%    5.23%     6.44%   8.76%     N/A      9.84%
Sector Bond Fund
(formerly, NSAT Nationwide
Multi Sector Bond Fund)

NSAT Money Market Fund       11/10/81    11.38     4.86%   4.43%    5.60%   0.49%    5.60%    10.29%  15.63%   26.96%    225.76%

NSAT Nationwide Global 50    10/31/97    11.09    18.66%  22.43%  -12.67%   3.17%  -12.67%     6.92%  26.88%     N/A      28.28%
Fund (formerly,
Nationwide Global Equity
Fund)

NSAT Nationwide Small Cap      5/3/99    17.07      N/A     N/A   -16.50%   7.23%  -16.50%      N/A     N/A      N/A      70.73%
Growth Fund (formerly,
Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap    10/31/97    12.10    -3.45%  27.33%   10.76%   7.50%   10.76%    41.02%   36.17%    N/A      33.87%
Value Fund

NSAT Nationwide Small        10/23/95    14.09     0.61%  43.45%    8.47%   9.09%    8.47%    55.58%  56.53%  123.78%    155.80%
Company Fund

NSAT Nationwide Strategic    10/31/97     9.40    -0.01%  -3.46%    7.18%   6.21%    7.18%     3.47%   3.46%     N/A       5.08%
Value Fund

NSAT Strong NSAT Mid Cap     10/31/97    16.32    14.14%  84.02%  -15.72%  13.40%  -15.72%    55.10%  77.02%     N/A      80.79%
Growth Fund (formerly,
NSAT Nationwide Strategic
Growth Fund)

NSAT Total Return Fund        11/8/82    10.53    17.60%   6.52%   -2.51%   0.58%   -2.51%     3.84%  22.13%   91.03%   1022.08%

NSAT Turner NSAT Growth       6/30/00     6.34      N/A     N/A      N/A   -0.53%     N/A       N/A     N/A      N/A     -40.42%
Focus Fund



                                                                Annualized Percentage Change
                                                                ----------------------------
UNDERLYING                                         3 Yrs                     5 Yrs             Inception
INVESTMENT                                           to                       to                  To
OPTIONS                                           12/31/00                  12/31/00           12/31/00

American Century                                     9.76%                    N/A                  11.81%
Variable Portfolios,
Inc. - American
Century VP Income
& Growth

American Century                                    16.99%                  16.61%                 13.19%
Variable Portfolios,
Inc. - American
Century VP
International

American Century                                     6.65%                    N/A                  12.13%
Variable Portfolios,
Inc. - American
Century VP Value

Credit Suisse Warburg                               11.73%                    N/A                  10.61%
Pincus Trust - Global
Post-Venture Capital
Portfolio (formerly,
Warburg Pincus Trust -
Global Post-Venture
Capital Portfolio)

Credit Suisse Warburg                                5.78%                   4.77%                  5.63%
Pincus Trust -
International  Equity
Portfolio (formerly,
Warburg Pincus Trust -
International Equity
Portfolio)

Credit Suisse Warburg                                8.63%                    N/A                   9.45%
Pincus Trust- Value
Portfolio (formerly,
Warburg Pincus
Trust- Value
Portfolio)

Dreyfus Investment                                    N/A                     N/A                  14.75%
Portfolios-European
Equity Portfolio -
Initial Shares

The Dreyfus Socially                                13.95%                  17.97%                 18.05%
Responsible Growth
Fund, Inc. - Initial
Shares

Dreyfus Stock Index                                 11.50%                  17.50%                 14.35%
Fund, Inc, - Initial
Shares

Dreyfus Variable                                    12.52%                  17.84%                 16.69%
Investment Fund-
Appreciation
Portfolio - Initial
Shares (formerly,
Capital Appreciation
Fund)

Federated Insurance                                   N/A                     N/A                   4.91%
Series-Federated
Quality Bond Fund II

Fidelity VIP Equity                                  8.25%                  12.99%                 12.93%
Income Portfolio:
Service Class

Fidelity VIP Growth                                 18.91%                  18.76%                 15.90%
Portfolio: Service
Class

Fidelity VIP High                                   -7.56%                   0.99%                  7.90%
Income Portfolio:
Service Class

Fidelity VIP                                         8.63%                   9.94%                  7.97%
Overseas Portfolio:
Service Class

Fidelity VIP II                                     14.14%                  17.29%                 20.70%
Contrafund
Portfolio: Service
Class

Fidelity VIP III                                     2.01%                  10.11%                 13.51%
Growth Opportunities
Portfolio: Service
Class

Janus Aspen Series                                  28.14%                    N/A                  30.56%
Capital Appreciation:
Service Shares

Janus Aspen Series                                    N/A                     N/A                 -35.75%
Global Technology:
Service Shares

Janus Aspen Series                                  20.60%                  22.66%                 19.64%
International Growth:
Service Shares

NSAT Capital                                        -0.54%                  10.61%                 10.71%
Appreciation Fund

NSAT Dreyfus NSAT                                   15.11%                    N/A                  14.11%
Mid Cap Index Fund
(formerly, NSAT
Nationwide Mid Cap
Index Fund)(formerly,
NSAT Nationwide Select
Advisers Mid Cap Index
Fund)

NSAT Federated NSAT                                  6.41%                    N/A                   6.63%
Equity Income Fund
(formerly, NSAT
Nationwide Equity
Income Fund)

NSAT Federated NSAT                                 -0.35%                    N/A                   0.36%
High Income Bond Fund
(formerly, NSAT
Nationwide High
Income Bond Fund

NSAT Gartmore NSAT                                    N/A                     N/A                  -46.50%
Emerging Markets Fund

NSAT Gartmore NSAT                                    N/A                     N/A                  -43.91%
Global Technology &
Comm. Fund

NSAT Gartmore NSAT                                    N/A                     N/A                  -49.37%
International Growth
Fund

NSAT Government Bond                                 5.75%                   5.89%                  8.41%
Fund

NSAT J.P. Morgan NSAT                                2.39%                    N/A                   2.71%
Balanced Fund (formerly,
NSAT Nationwide Balanced
Fund)

NSAT MAS NSAT Multi                                  2.84%                    N/A                   3.01%
Sector Bond Fund
(formerly, NSAT Nationwide
Multi Sector Bond Fund)

NSAT Money Market Fund                               4.96%                   4.89%                  6.37%

NSAT Nationwide Global 50                            8.26%                    N/A                   8.18%
Fund (formerly,
Nationwide Global Equity
Fund)

NSAT Nationwide Small Cap                             N/A                     N/A                  38.06%
Growth Fund (formerly,
Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap                           10.84%                    N/A                   9.65%
Value Fund

NSAT Nationwide Small                               16.11%                  17.48%                 19.85%
Company Fund

NSAT Nationwide Strategic                            1.14%                    N/A                   1.58%
Value Fund

NSAT Strong NSAT Mid Cap                            20.97%                    N/A                  20.56%
Growth Fund (formerly,
NSAT Nationwide Strategic
Growth Fund)

NSAT Total Return Fund                               6.89%                  13.82%                 14.25%

NSAT Turner NSAT Growth                               N/A                     N/A                 -64.50%
Focus Fund

                       PERFORMANCE TABLES - TOTAL RETURN


                                                  Annual Percentage                           Non-annualized
                                                       Change                                Percentage Change
                                              -------------------------  ----------------------------------------------------------

UNDERLYING               Fund       Unit                                    1 mo      1 Yr    2 Yrs       3 Yrs   5 Yrs   Inception
INVESTMENT             Inception   Values     1998     1999       2000       To        to      to          to      to        to
OPTIONS                  Date**   12/31/00                                12/31/00  12/31/00 12/31/00   12/31/00 12/31/00  12/31/00


Neuberger Berman          11/3/97   10.77   31.14%     14.47%     0.73%   3.14%     0.73%  15.30%     51.22%      N/A    58.98%
AMT Guardian
Portfolio

Neuberger Berman          11/3/97   15.96   38.73%     53.28%    -7.83%   6.76%    -7.83%   41.28%    95.97%      N/A   129.56%
AMT Mid Cap
Growth Portfolio

Neuberger Berman          3/22/94   10.02    3.79%      6.94%     0.30%   5.86%     0.30%   7.27%     11.32%    87.86%  148.65%
AMT Partners
Portfolio

Oppenheimer               8/15/86   15.66   11.91%     82.87%   -11.59%   2.64%   -11.59%  61.67%     80.92%   140.95%  774.98%
Variable Account
Funds -
Oppenheimer
Aggressive Growth
Fund/VA (formerly,
Oppenheimer Capital
Appreciation Fund)

Oppenheimer Variable       4/3/85   14.95   23.50%     41.09%    -0.63%   3.22%    -0.63%  40.21%     73.15%   172.49%  926.44%
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Growth Fund)

Oppenheimer Variable     11/12/90    9.57   13.65%     57.87%     4.67%   5.50%     4.67%  65.25%     87.82%   168.72%  316.81%
Account Funds -
Oppenheimer Global
Securities Fund

Oppenheimer Variable       7/5/95    9.85    4.28%     21.22%    -9.14%   2.13%    -9.14%  10.15%     14.87%   100.09%  150.11%
Account Funds -
Oppenheimer Main
Street Growth & Income
Fund/VA (formerly,
Oppenheimer Growth &
Income Fund)

Strong Opportunity         5/8/92    9.85   13.09%     34.38%     6.18%   7.06%     6.18%  42.68%     61.36%   137.33%  343.32%
Fund II, Inc.

Universal                 6/16/97    9.67  -28.66%     28.86%    10.94%   3.28%    10.94%  42.97%      1.99%      N/A     2.55%
Institutional Funds,
Inc. - Emerging
Markets Debt
Portfolio (formerly,
Morgan Stanley
Dean Witter Universal
Funds, Inc. -
Emerging Markets Debt
Portfolio)

Universal Institutional  10/18/99    8.67     N/A        N/A     -7.70%   7.54%    -7.70%    N/A        N/A       N/A    27.65%
Funds, Inc. - Mid Cap
Growth Portfolio

Universal Institutional    7/3/95   10.96  -11.97%     -3.76%     27.55   5.97%     27.55% 22.77%      8.07%    83.02%   97.87%
Funds, Inc. - U.S. Real
Estate Securities
Portfolio

Van Eck Worldwide        12/21/95    7.30  -34.39%     99.48%   -42.10%  -2.50%   -42.10%  15.50%    -24.22%   -15.71%  -16.57%
Insurance Trust -
Worldwide Emerging
Markets Fund

Van Eck Worldwide          9/1/89    9.15  -31.24%     20.52%  1140.00%  11.93%  1140.00%  33.73%     -8.05%     5.88%   56.37%
Insurance Trust -
Worldwide Hard Assets
Fund



                             Annualized Percentage Change
                             ----------------------------
                             3 Yrs      5 Yrs      Inception
                              to         to           to
                            12/31/00   12/31/00     12/31/00

Neuberger Berman             14.78%       N/A       15.81%
AMT Guardian
Portfolio

Neuberger Berman             25.14%       N/A       30.10%
AMT Mid Cap
Growth Portfolio

Neuberger Berman              3.64%     13.44%      14.39%
AMT Partners
Portfolio

Oppenheimer                  21.85%     19.23%      16.29%
Variable Account
Funds -
Oppenheimer
Aggressive Growth
Fund/VA (formerly,
Oppenheimer Capital
Appreciation Fund)

Oppenheimer Variable         20.08%     22.20%      15.94%
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Growth Fund)

Oppenheimer Variable         23.38%     21.86%      15.13%
Account Funds -
Oppenheimer Global
Securities Fund

Oppenheimer Variable          4.73%     14.88%      18.19%
Account Funds -
Oppenheimer Main
Street Growth & Income
Fund/VA (formerly,
Oppenheimer Growth &
Income Fund)

Strong Opportunity           17.29%     18.87%      18.80%
Fund II, Inc.

Universal                     0.66%       N/A        0.71%
Institutional Funds,
Inc. - Emerging
Markets Debt
Portfolio (formerly,
Morgan Stanley
Dean Witter Universal
Funds, Inc. -
Emerging Markets Debt
Portfolio)

Universal Institutional        N/A        N/A       22.53%
Funds, Inc. - Mid Cap
Growth Portfolio

Universal Institutional       2.62%     12.85%      13.23%
Funds, Inc. - U.S. Real
Estate Securities
Portfolio

Van Eck Worldwide            -8.83%     -3.36%      -3.54%
Insurance Trust -
Worldwide Emerging
Markets Fund

Van Eck Worldwide          -237.00%    155.00%       4.02%
Insurance Trust -
Worldwide Hard Assets
Fund


**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life and Annuity Insurance Company and
    Contract Owners of Nationwide VL Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended and the period May 1, 1998 (commencement of operations) through December 31, 1998, and the financial highlights for each of the years in the two year period then ended and the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended and the period May 1, 1998 (commencement of operations) through December 31, 1998, and the financial highlights for each of the years in the two year period then ended and the period May 1, 1998 (commencement of operations) through December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001

                       NATIONWIDE VL SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

Assets:

  Investments at fair value:

    American Century VP - American Century VP Income & Growth (ACVPIncGr)
      940,766 shares (cost $7,315,502) .........................................................     $  6,688,846

    American Century VP - American Century VP International (ACVPInt)
      910,589 shares (cost $10,061,907) ........................................................        9,315,330

    American Century VP - American Century VP Value (ACVPValue)
      164,399 shares (cost $937,282) ...........................................................        1,096,543

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
      8,701 shares (cost $338,816) .............................................................          299,940

    Dreyfus Stock Index Fund (DryStkIx)
      1,387,094 shares (cost $51,425,287) ......................................................       47,161,183

    Dreyfus IP - European Equity Portfolio (DryEuroEq)
      56 shares (cost $828) ....................................................................              843

    Dreyfus VIF - Appreciation Portfolio (DryVApp)
      80,825 shares (cost $3,209,168) ..........................................................        3,144,916

    Federated Insurance Series - Quality Bond Fund II (FedQualBd2)
      23,661 shares (cost $245,327) ............................................................          253,645

    Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
      97,811 shares (cost $2,335,421) ..........................................................        2,489,281

    Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
      549,041 shares (cost $26,928,138) ........................................................       23,883,282

    Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
      244,440 shares (cost $2,459,823) .........................................................        1,992,190

    Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
      171,302 shares (cost $3,917,265) .........................................................        3,415,771

    Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
      240,261 shares (cost $6,290,167) .........................................................        5,686,980

    Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)
      126,043 shares (cost $2,575,161) .........................................................        2,230,955

    Janus Aspen Series - Global Technology Portfolio - Service Class (JanAGlTchS)
      186,709 shares (cost $1,441,764) .........................................................        1,222,941

    Janus Aspen Series - International Growth Portfolio - Service Class (JanAIntGrS)
      14,522 shares (cost $506,583) ............................................................          444,944

    Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM)
      133,106 shares (cost $1,373,220) .........................................................        1,329,728

    Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
      146,030 shares (cost $3,292,182) .........................................................        2,143,727

                                  (continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


    Nationwide SAT - Equity Income Fund - Federated (NSATEqFED)
      21,037 shares (cost $283,157) ............................................................          252,228

    Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
      88,222 shares (cost $1,183,197) ..........................................................        1,027,786

    Nationwide SAT - Government Bond Fund (NSATGvtBd)
      1,343,294 shares (cost $14,614,328) ......................................................       15,367,285

    Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED)
      180,203 shares (cost $1,642,495) .........................................................        1,420,003

    Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
    (formerly NSAT - Strategic Growth Fund)
      69,723 shares (cost $1,457,197) ..........................................................        1,159,493

    Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
      86,163 shares (cost $1,160,671) ..........................................................        1,167,515

    Nationwide SAT - Money Market Fund (NSATMMkt)
      67,043,151 shares (cost $67,043,151) .....................................................       67,043,151

    Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
      360,089 shares (cost $3,364,259) .........................................................        3,341,624

    Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
      144,798 shares (cost $1,839,046) .........................................................        2,351,522

    Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
      282,799 shares (cost $2,866,968) .........................................................        2,460,350

    Nationwide SAT - Small Company Fund (NSATSmCo)
      292,543 shares (cost $6,616,031) .........................................................        5,850,856

    Nationwide SAT - Strategic Value Fund (NSATStrVal)
      27 shares (cost $263) ....................................................................              266

    Nationwide SAT - Total Return Fund (NSATTotRtn)
      16,616 shares (cost $270,664) ............................................................          193,411

    Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
      77,480 shares (cost $1,229,002) ..........................................................        1,234,252

    Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCapG)
      78,321 shares (cost $2,102,013) ..........................................................        1,760,650

    Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
      124,061 shares (cost $2,043,141) .........................................................        2,006,062

    Oppenheimer - Aggressive Growth Fund/VA (OppAggGrVA)
      96,824 shares (cost $8,692,485) ..........................................................        6,852,261

    Oppenheimer - Capital Appreciation Fund/VA (OppCapApVA)
      125,108 shares (cost $6,057,721) .........................................................        5,833,793

    Oppenheimer - Global Securities Fund/VA (OppGlSecVA)
      1 shares (cost $14) ......................................................................               14

    Oppenheimer - Main Street Growth & Income Fund/VA (OppMGrInVA)
      25,630 shares (cost $585,931) ............................................................          544,886

                       NATIONWIDE VL SEPARATE ACCOUNT - C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


    Strong Opportunity Fund II, Inc. (StOpp2)
      20,042 shares (cost $459,970) ............................................................          479,812

    The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
    (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
      90,543 shares (cost $637,484) ............................................................          625,654

    The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
    (formerly Van Kampen American Capital LIT - Morgan Stanley - U.S. Real Estate Portfolio)
      37,183 shares (cost $419,766) ............................................................          427,975

    Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
      110,057 shares (cost $1,222,713) .........................................................          912,376

    Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
      42,661 shares (cost $460,650) ............................................................          514,919

    Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
      80,140 shares (cost $1,459,971) ..........................................................        1,091,511

    Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
      28,071 shares (cost $386,797) ............................................................          301,202

    Warburg Pincus Trust - Value Portfolio (WPTValue)
      22,101 shares (cost $254,411) ............................................................          280,457
                                                                                                     ------------
        Total investments ......................................................................      237,302,359
  Accounts receivable ..........................................................................           74,557
                                                                                                     ------------
        Total assets ...........................................................................      237,376,916

ACCOUNTS PAYABLE ...............................................................................             --
                                                                                                     ------------
CONTRACT OWNERS' EQUITY (NOTE 6) ...............................................................     $237,376,916
                                                                                                     ============




See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                    TOTAL                                    ACVPINCGR
                                                 ------------------------------------------  ---------------------------------------
                                                      2000           1999          1998          2000          1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $   4,753,450      1,347,823      167,299        32,482           165        2,209
  Mortality and expense risk charges (note 3) .       (673,704)      (268,225)     (23,151)      (19,811)       (8,955)        (336)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................      4,079,746      1,079,598      144,148        12,671        (8,790)       1,873
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......    108,103,622    103,737,887    3,278,422     4,964,907     1,354,371       18,460
  Cost of mutual fund shares sold .............   (102,906,446)   (99,106,410)  (3,254,787)   (4,730,136)   (1,249,864)     (16,283)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......      5,197,176      4,631,477       23,635       234,771       104,507        2,177
  Change in unrealized gain (loss)
    on investments ............................    (26,383,622)     8,306,165    2,372,478    (1,155,812)      474,730       54,426
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............    (21,186,446)    12,937,642    2,396,113      (921,041)      579,237       56,603
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................      5,705,693      1,145,941       23,462            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $ (11,401,007)    15,163,181    2,563,723      (908,370)      570,447       58,476
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                                ACVPINT                                   ACVPVALUE
                                                 --------------------------------------  ------------------------------------------
                                                     2000           1999         1998         2000           1999           1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        4,738            --          --   $         599          1,471           --
  Mortality and expense risk charges (note 3) .      (18,343)       (6,057)       (196)         (2,733)          (979)         (77)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................      (13,605)       (6,057)       (196)         (2,134)           492          (77)
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......    1,901,393     1,371,292          --       1,002,500        531,207          960
  Cost of mutual fund shares sold .............   (1,260,492)   (1,113,862)         --        (958,894)      (559,656)        (886)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......      640,901       257,430          --          43,606        (28,449)          74
  Change in unrealized gain (loss)
    on investments ............................   (1,710,454)      933,102      30,775         155,813         (1,755)       5,204
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............   (1,069,553)    1,190,532      30,775         199,419        (30,204)       5,278
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................       70,841            --          --           1,532         13,940           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   (1,012,317)    1,184,475      30,579   $     198,817        (15,772)       5,201
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                DRYSRGR                                    DRYSTKIX
                                                 ---------------------------------------   --------------------------------------
                                                     2000          1999         1998           2000          1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        2,483            13           13        400,189       258,829      16,440
  Mortality and expense risk charges (note 3) .       (1,579)         (448)          (5)      (154,372)      (81,140)     (4,323)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net investment income .....................          904          (435)           8        245,817       177,689      12,117
                                                 -----------   -----------   ----------    -----------    ----------     -------

  Proceeds from mutual funds shares sold ......    1,121,290       224,745          403     12,382,303     3,342,223      74,709
  Cost of mutual fund shares sold .............   (1,101,514)     (218,557)        (360)   (10,633,170)   (2,441,535)    (68,241)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Realized gain (loss) on investments .......       19,776         6,188           43      1,749,133       900,688       6,468
  Change in unrealized gain (loss)
    on investments ............................      (49,091)        9,379          836     (7,755,974)    2,590,489     901,380
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net gain (loss) on investments ............      (29,315)       15,567          879     (6,006,841)    3,491,177     907,848
                                                 -----------   -----------   ----------    -----------    ----------     -------
  Reinvested capital gains ....................           --         3,622          287        746,066       210,845       4,384
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      (28,411)       18,754        1,174     (5,014,958)    3,879,711     924,349
                                                 ===========   ===========   ==========    ===========    ==========     =======

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  DRYEUROEQ                                 DRYVAPP
                                                 ------------------------------------------  ---------------------------------------
                                                      2000           1999          1998          2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $           2            602           --        20,534         7,948        1,424
  Mortality and expense risk charges (note 3) .           (614)           (35)          --        (9,305)       (4,651)        (168)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................           (612)           567           --        11,229         3,297        1,256
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      1,304,301             18           --     1,181,872     1,453,876       18,997
  Cost of mutual fund shares sold .............     (1,307,369)           (18)          --    (1,115,235)   (1,373,176)     (16,543)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......         (3,068)            --           --        66,637        80,700        2,454
  Change in unrealized gain (loss)
    on investments ............................         (6,581)         6,597           --      (116,656)       28,294       24,110
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............         (9,649)         6,597           --       (50,019)      108,994       26,564
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................            146          2,828           --        34,968         5,329           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $     (10,115)         9,992           --        (3,822)      117,620       27,820
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                               FEDQUALBD2                                 FIDVEQINS
                                                 --------------------------------------  ------------------------------------------
                                                     2000          1999          1998         2000           1999           1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................          189            --          --   $      10,995            148           --
  Mortality and expense risk charges (note 3) .         (677)           --          --          (8,586)        (1,161)          (7)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................         (488)           --          --           2,409         (1,013)          (7)
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......      507,420            --          --       3,303,921        599,706          238
  Cost of mutual fund shares sold .............     (487,427)           --          --      (3,328,230)      (623,654)        (216)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......       19,993            --          --         (24,309)       (23,948)          22
  Change in unrealized gain (loss)
    on investments ............................        8,318            --          --         109,215         43,792          853
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............       28,311            --          --          84,906         19,844          875
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................           --            --          --          42,410            327           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       27,823            --          --   $     129,725         19,158          868
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                 FIDVGRS                                  FIDHIINS
                                                 ---------------------------------------   --------------------------------------
                                                     2000           1999         1998           2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        9,556         2,889           --        129,079        96,332          --
  Mortality and expense risk charges (note 3) .      (57,953)      (19,541)        (835)        (8,535)       (8,494)       (736)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net investment income .....................      (48,397)      (16,652)        (835)       120,544        87,838        (736)
                                                 -----------   -----------   ----------    -----------    ----------     -------

  Proceeds from mutual funds shares sold ......    2,796,185     2,813,504       10,989      1,454,852     5,782,461      26,665
  Cost of mutual fund shares sold .............   (2,437,771)   (2,273,564)     (10,235)    (1,637,244)   (5,756,236)    (25,810)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Realized gain (loss) on investments .......      358,414       539,940          754       (182,392)       26,225         855
  Change in unrealized gain (loss)
    on investments ............................   (4,688,043)    1,464,627      178,559       (504,686)      (19,736)     56,789
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net gain (loss) on investments ............   (4,329,629)    2,004,567      179,313       (687,078)        6,489      57,644
                                                 -----------   -----------   ----------    -----------    ----------     -------
  Reinvested capital gains ....................    1,140,977       181,621           --             --         3,601          --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   (3,237,049)    2,169,536      178,478       (566,534)       97,928      56,908
                                                 ===========   ===========   ==========    ===========    ==========     =======


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                   FIDVOVSES                                FIDVCONS
                                                 ------------------------------------------  ---------------------------------------
                                                     2000            1999          1998          2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $      22,282         10,719           --        13,786         6,774           --
  Mortality and expense risk charges (note 3) .        (12,896)        (3,409)        (415)      (20,842)      (10,620)        (860)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................          9,386          7,310         (415)       (7,056)       (3,846)        (860)
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      2,412,124      1,042,748       35,291     2,649,583     2,968,067       24,885
  Cost of mutual fund shares sold .............     (2,569,391)      (902,237)     (31,093)   (2,551,141)   (2,563,227)     (23,083)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......       (157,267)       140,511        4,198        98,442       404,840        1,802
  Change in unrealized gain (loss)
    on investments ............................       (744,961)       194,669       48,798    (1,030,099)      221,798      205,114
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............       (902,228)       335,180       52,996      (931,657)      626,638      206,916
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................        144,214         17,288           --       500,421        49,679           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    (748,628)       359,778       52,581      (438,292)      672,471      206,056
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                              FIDVGROPS                                 JANAGLTCHS
                                                 --------------------------------------  ------------------------------------------
                                                     2000           1999         1998         2000           1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       31,207         3,879          --   $       7,425             --           --
  Mortality and expense risk charges (note 3) .       (9,383)       (5,343)       (220)         (1,136)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................       21,824        (1,464)       (220)          6,289             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......    2,118,365     2,065,595       3,540          29,242             --           --
  Cost of mutual fund shares sold .............   (2,342,712)   (2,005,010)     (3,522)        (36,949)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......     (224,347)       60,585          18          (7,707)            --           --
  Change in unrealized gain (loss)
    on investments ............................     (404,871)       18,884      41,781        (218,823)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............     (629,218)       79,469      41,799        (226,530)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................      164,127         7,581          --              --             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     (443,267)       85,586      41,579   $    (220,241)            --           --
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                JANAINTGRS                                NSATBALJPM
                                                 ---------------------------------------   --------------------------------------
                                                     2000          1999         1998           2000          1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       11,274            --           --         29,332        23,069         579
  Mortality and expense risk charges (note 3) .         (393)           --           --         (3,937)       (2,415)        (39)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net investment income .....................       10,881            --           --         25,395        20,654         540
                                                 -----------   -----------   ----------    -----------    ----------     -------

  Proceeds from mutual funds shares sold ......        4,660            --           --        472,739       547,597      10,977
  Cost of mutual fund shares sold .............       (5,251)           --           --       (507,916)     (547,511)    (10,455)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Realized gain (loss) on investments .......         (591)           --           --        (35,177)           86         522
  Change in unrealized gain (loss)
    on investments ............................      (61,639)           --           --         (6,347)      (38,013)        868
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net gain (loss) on investments ............      (62,230)           --           --        (41,524)      (37,927)      1,390
                                                 -----------   -----------   ----------    -----------    ----------     -------
  Reinvested capital gains ....................           --            --           --             --           106         221
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      (51,349)           --           --        (16,129)      (17,167)      2,151
                                                 ===========   ===========   ==========    ===========    ==========     =======

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  NSATCAPAP                                  NSATEQFED
                                                 ------------------------------------------  ---------------------------------------
                                                     2000            1999          1998          2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $       4,216         11,330          864         2,217           373           --
  Mortality and expense risk charges (note 3) .         (9,916)        (5,775)        (308)         (914)         (518)          --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................         (5,700)         5,555          556         1,303          (145)          --
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      1,603,809      1,154,145       39,188       189,607       212,638           --
  Cost of mutual fund shares sold .............     (1,821,336)    (1,109,478)     (35,989)     (185,952)     (204,435)          --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......       (217,527)        44,667        3,199         3,655         8,203           --
  Change in unrealized gain (loss)
    on investments ............................     (1,010,651)      (170,272)      32,468       (35,292)        4,363           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............     (1,228,178)      (125,605)      35,667       (31,637)       12,566           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................        475,343        154,726       11,909            --            44           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    (758,535)        34,676       48,132       (30,334)       12,465           --
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                                NSATGLOB50                                NSATGVTBD
                                                 --------------------------------------  ------------------------------------------
                                                     2000          1999          1998          2000           1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        6,900           757           5   $     974,327        313,001        7,625
  Mortality and expense risk charges (note 3) .       (3,974)       (1,632)         (3)        (44,858)       (17,310)        (306)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................        2,926          (875)          2         929,469        295,691        7,319
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......      829,525       111,896          43      11,320,575      5,092,894        1,249
  Cost of mutual fund shares sold .............     (787,449)     (112,521)        (37)    (11,335,847)    (5,283,703)      (1,246)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......       42,076          (625)          6         (15,272)      (190,809)           3
  Change in unrealized gain (loss)
    on investments ............................     (228,343)       72,567         365         992,971       (231,270)      (8,745)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............     (186,267)       71,942         371         977,699       (422,079)      (8,742)
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................       34,720        34,111          17              --         14,887        2,401
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     (148,621)      105,178         390   $   1,907,168       (111,501)         978
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                NSATHIIFED                               NSATMCPSTR
                                                 ---------------------------------------   --------------------------------------
                                                     2000          1999         1998           2000          1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      137,254        21,764        1,789             --            --          --
  Mortality and expense risk charges (note 3) .       (5,062)       (1,034)         (86)        (4,706)         (609)         --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net investment income .....................      132,192        20,730        1,703         (4,706)         (609)         --
                                                 -----------   -----------   ----------    -----------    ----------     -------

  Proceeds from mutual funds shares sold ......      308,027       932,935       17,430        883,876       200,383          --
  Cost of mutual fund shares sold .............     (325,244)     (944,309)     (16,738)      (777,237)     (164,475)         --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Realized gain (loss) on investments .......      (17,217)      (11,374)         692        106,639        35,908          --
  Change in unrealized gain (loss)
    on investments ............................     (218,826)       (6,600)       2,935       (405,858)      108,153          --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net gain (loss) on investments ............     (236,043)      (17,974)       3,627       (299,219)      144,061          --
                                                 -----------   -----------   ----------    -----------    ----------     -------
  Reinvested capital gains ....................           --           114           --         43,306        47,618          --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     (103,851)        2,870        5,330       (260,619)      191,070          --
                                                 ===========   ===========   ==========    ===========    ==========     =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  NSATMCIxDR                                 NSATMMkt
                                                 ------------------------------------------  ---------------------------------------
                                                      2000           1999          1998          2000          1999         1998
                                                      ----           ----          ----          ----          ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $       6,984            316            4     2,581,453       521,656      116,826
  Mortality and expense risk charges (note 3) .         (3,987)          (117)          (3)     (164,329)      (43,048)     (10,114)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................          2,997            199            1     2,417,124       478,608      106,712
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......        745,622          5,855           44    30,511,788    50,454,233    2,917,122
  Cost of mutual fund shares sold .............       (666,585)        (5,621)         (37)  (30,511,788)  (50,454,233)  (2,917,122)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......         79,037            234            7            --            --           --
  Change in unrealized gain (loss)
    on investments ............................         13,660         (7,207)         390            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............         92,697         (6,973)         397            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................         44,858         36,162           --            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $     140,552         29,388          398     2,417,124       478,608      106,712
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                                NSATMBdMAS                               NSATSmCapG
                                                 --------------------------------------  ------------------------------------------
                                                     2000          1999          1998         2000           1999          1998
                                                     ----          ----          ----         ----           ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $   183,261        24,983       3,801              --             --           --
  Mortality and expense risk charges (note 3) .      (10,453)       (1,562)       (203)         (3,530)           (71)          --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................      172,808        23,421       3,598          (3,530)           (71)          --
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......      958,146       841,356       2,882       1,243,244         15,367           --
  Cost of mutual fund shares sold .............     (955,921)     (855,987)     (2,846)     (1,377,339)       (14,874)          --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......        2,225       (14,631)         36        (134,095)           493           --
  Change in unrealized gain (loss)
    on investments ............................      (19,870)       (3,411)        646        (490,390)     1,002,866           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............      (17,645)      (18,042)        682        (624,485)     1,003,359           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................           --            --         233          49,089        100,381           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $   155,163         5,379       4,513        (578,926)     1,103,669           --
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                NSATSmCapV                                 NSATSmCo
                                                 ---------------------------------------   --------------------------------------
                                                        2000          1999         1998           2000          1999        1998
                                                        ----          ----         ----           ----          ----        ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $        --            --           --          1,182            --          --
  Mortality and expense risk charges (note 3) .       (5,039)       (4,239)        (251)       (19,710)       (4,937)       (266)
                                                 ------------  ------------  -----------   ------------   -----------    --------
    Net investment income .....................       (5,039)       (4,239)        (251)       (18,528)       (4,937)       (266)
                                                 ------------  ------------  -----------   ------------   -----------    --------

  Proceeds from mutual funds shares sold ......      952,195     2,760,638          749      3,259,336     1,138,531       4,791
  Cost of mutual fund shares sold .............     (880,184)   (2,545,807)        (617)    (2,551,244)   (1,004,382)     (4,712)
                                                 ------------  ------------  -----------   ------------   -----------    --------
    Realized gain (loss) on investments .......       72,011       214,831          132        708,092       134,149          79
  Change in unrealized gain (loss)
    on investments ............................     (403,496)      (51,260)      48,137     (1,265,645)      455,234      45,235
                                                 ------------  ------------  -----------   ------------   -----------    --------
    Net gain (loss) on investments ............     (331,485)      163,571       48,269       (557,553)      589,383      45,314
                                                 ------------  ------------  -----------   ------------   -----------    --------
  Reinvested capital gains ....................      429,516        85,300           --        966,316       101,040          --
                                                 ------------  ------------  -----------   ------------   -----------    --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       92,992       244,632       48,018        390,235       685,486      45,048
                                                 ============  ============  ===========   ============   ===========    ========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                    NSATStrVal                                NSATTotRtn
                                                 ------------------------------------------  ---------------------------------------
                                                      2000           1999          1998         2000           1999         1998
                                                      ----           ----          ----         ----           ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $         927          2,521          697         1,507           254          262
  Mortality and expense risk charges (note 3) .           (860)          (791)        (234)         (904)         (440)         (78)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................             67          1,730          463           603          (186)         184
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      1,720,575        649,774        5,193       686,319       474,916          975
  Cost of mutual fund shares sold .............     (1,722,605)      (613,244)      (5,131)     (682,819)     (456,195)        (930)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......         (2,030)        36,530           62         3,500        18,721           45
  Change in unrealized gain (loss)
    on investments ............................        (14,011)       (27,585)      41,599       (74,582)       (8,571)       5,900
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............        (16,041)         8,945       41,661       (71,082)       10,150        5,945
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................             --         14,264           --        70,683         5,178        4,010
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $     (15,974)        24,939       42,124           204        15,142       10,139
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                                 NBAMTGuard                             NBAMTMCapG
                                                 ------------------------------------  ------------------------------------------
                                                     2000         1999         1998         2000           1999           1998
                                                     ----         ----         ----         ----           ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $     4,952        6,081         --              --             --           --
  Mortality and expense risk charges (note 3) .       (2,856)      (5,563)      (837)         (6,306)        (6,075)        (620)
                                                 -----------   ----------   --------   -------------   ------------   ----------
    Net investment income .....................        2,096          518       (837)         (6,306)        (6,075)        (620)
                                                 -----------   ----------   --------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......      463,813    2,794,209      7,799       1,275,884      3,339,559        4,507
  Cost of mutual fund shares sold .............     (439,048)  (2,473,838)    (7,186)       (939,051)    (2,733,204)      (4,091)
                                                 -----------   ----------   --------   -------------   ------------   ----------
    Realized gain (loss) on investments .......       24,765      320,371        613         336,833        606,355          416
  Change in unrealized gain (loss)
    on investments ............................      (34,217)    (123,751)   163,218        (533,085)       (40,284)     232,006
                                                 -----------   ----------   --------   -------------   ------------   ----------
    Net gain (loss) on investments ............       (9,452)     196,620    163,831        (196,252)       566,071      232,422
                                                 -----------   ----------   --------   -------------   ------------   ----------
  Reinvested capital gains ....................           --           --         --             442         33,171           --
                                                 -----------   ----------   --------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    (7,356)     197,138    162,994        (202,116)       593,167      231,802
                                                 ===========   ==========   ========   =============   ============   ==========

                                                                NBAMTParT                               OppAggGrVA
                                                 ---------------------------------------  ------------------------------------
                                                     2000          1999          1998         2000         1999         1998
                                                     ----          ----          ----         ----         ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $     6,994         4,324           --            --           --         --
  Mortality and expense risk charges (note 3) .       (5,865)       (3,280)        (180)      (19,795)      (4,564)      (320)
                                                 -----------   -----------   ----------   -----------   ----------    --------
    Net investment income .....................        1,129         1,044         (180)      (19,795)      (4,564)      (320)
                                                 -----------   -----------   ----------   -----------   ----------    --------

  Proceeds from mutual funds shares sold ......      681,651     1,151,119        2,278     4,151,313    1,169,499        857
  Cost of mutual fund shares sold .............     (765,395)   (1,133,731)      (2,175)   (3,011,156)    (805,309)      (910)
                                                 -----------   -----------   ----------   -----------   ----------    --------
    Realized gain (loss) on investments .......      (83,744)       17,388          103     1,140,157      364,190        (53)
  Change in unrealized gain (loss)
    on investments ............................      (47,112)      (10,091)      20,123    (2,573,172)     635,010     97,938
                                                 -----------   -----------   ----------   -----------   ----------    --------
    Net gain (loss) on investments ............     (130,856)        7,297       20,226    (1,433,015)     999,200     97,885
                                                 -----------   -----------   ----------   -----------   ----------    --------
  Reinvested capital gains ....................      148,730         7,690           --       176,333           --         --
                                                 -----------   -----------   ----------   -----------   ----------    --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    19,003        16,031       20,046    (1,276,477)     994,636     97,565
                                                 ===========   ===========   ==========   ===========   ==========    ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                 OPPCAPAPVA                                 OPPGLSECVA
                                                 ------------------------------------------  ---------------------------------------
                                                      2000           1999          1998          2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $       4,074            122           --            --            --           --
  Mortality and expense risk charges (note 3) .        (13,319)        (2,821)        (101)          (10)           --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................         (9,245)        (2,699)        (101)          (10)           --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      1,423,436        882,266       28,812        54,893            --           --
  Cost of mutual fund shares sold .............     (1,141,602)      (781,544)     (30,635)      (53,442)           --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......        281,834        100,722       (1,823)        1,451            --           --
  Change in unrealized gain (loss)
    on investments ............................       (708,289)       463,855       20,506            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............       (426,455)       564,577       18,683         1,451            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................        217,412          1,339           --            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    (218,288)       563,217       18,582         1,441            --           --
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                               OPPMGRINVA                                    STOPP2
                                                 --------------------------------------  ------------------------------------------
                                                     2000           1999         1998          2000           1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        1,596         4,341          --   $          --             --           --
  Mortality and expense risk charges (note 3) .       (1,944)       (3,022)       (157)           (116)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................         (348)        1,319        (157)           (116)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......    1,107,292     1,763,439         906          16,007             --           --
  Cost of mutual fund shares sold .............   (1,096,656)   (1,623,537)       (797)        (15,716)            --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......       10,636       139,902         109             291             --           --
  Change in unrealized gain (loss)
    on investments ............................      (71,433)        4,768      25,619          19,842             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net gain (loss) on investments ............      (60,797)      144,670      25,728          20,133             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................       21,075         7,313          --              --             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      (40,070)      153,302      25,571   $      20,017             --           --
                                                 ===========    ==========     =======   =============   ============   ==========

                                                                 MSUEMMKT                                  MSUUSREALE
                                                 ---------------------------------------   --------------------------------------
                                                     2000          1999         1998           2000          1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       63,959         7,684       10,770         37,722         7,347          --
  Mortality and expense risk charges (note 3) .       (1,726)         (556)         (72)        (1,543)         (997)         (2)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net investment income .....................       62,233         7,128       10,698         36,179         6,350          (2)
                                                 -----------   -----------   ----------    -----------    ----------     -------

  Proceeds from mutual funds shares sold ......      161,478       740,841        3,311      1,179,509     1,051,015          33
  Cost of mutual fund shares sold .............     (161,836)     (711,991)      (3,263)    (1,132,388)   (1,068,159)        (30)
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Realized gain (loss) on investments .......         (358)       28,850           48         47,121       (17,144)          3
  Change in unrealized gain (loss)
    on investments ............................       (8,140)        2,243       (5,933)         3,466         4,238         508
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net gain (loss) on investments ............       (8,498)       31,093       (5,885)        50,587       (12,906)        511
                                                 -----------   -----------   ----------    -----------    ----------     -------
  Reinvested capital gains ....................           --            --           --          2,075            --          --
                                                 -----------   -----------   ----------    -----------    ----------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       53,735        38,221        4,813         88,841        (6,556)        509
                                                 ===========   ===========   ==========    ===========    ==========     =======

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  VEWWEMGMKT                               VEWWHRDAST
                                                 ------------------------------------------  ---------------------------------------
                                                     2000            1999          1998          2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $          --             --           --         3,614         1,327           --
  Mortality and expense risk charges (note 3) .         (2,671)        (1,393)        (102)       (1,785)         (701)         (68)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net investment income .....................         (2,671)        (1,393)        (102)        1,829           626          (68)
                                                 -------------   ------------   ----------   -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......        457,872        502,179        2,077       233,800       357,028        1,076
  Cost of mutual fund shares sold .............       (378,925)      (416,510)      (1,987)     (214,257)     (333,858)      (1,070)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Realized gain (loss) on investments .......         78,947         85,669           90        19,543        23,170            6
  Change in unrealized gain (loss)
    on investments ............................       (460,323)       134,693       15,293        40,610        15,698       (2,039)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net gain (loss) on investments ............       (381,376)       220,362       15,383        60,153        38,868       (2,033)
                                                 -------------   ------------   ----------   -----------   -----------   ----------
  Reinvested capital gains ....................             --             --           --            --            --           --
                                                 -------------   ------------   ----------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........  $    (384,047)       218,969       15,281        61,982        39,494       (2,101)
                                                 =============   ============   ==========   ===========   ===========   ==========

                                                                WPTGLOPVC                               WPTINTEQ
                                                 --------------------------------------  ------------------------------------------
                                                     2000          1999          1998         2000           1999          1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................           --            --          --   $       1,599          3,563        1,012
  Mortality and expense risk charges (note 3) .       (3,804)       (1,176)       (154)         (1,529)        (1,380)        (180)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net investment income .....................       (3,804)       (1,176)       (154)             70          2,183          832
                                                 -----------    ----------     -------   -------------   ------------   ----------

  Proceeds from mutual funds shares sold ......      393,851       386,218       1,938         990,096        404,610        3,488
  Cost of mutual fund shares sold .............     (249,898)     (313,701)     (1,774)       (962,437)      (342,261)      (3,431)
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Realized gain (loss) on investments .......      143,953        72,517         164          27,659         62,349           57
  Change in unrealized gain (loss)
    on investments ............................     (515,432)      110,736      36,237        (201,518)       100,275       15,648
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Net gain (loss) on investments ..............     (371,479)      183,253      36,401        (173,859)       162,624       15,705
                                                 -----------    ----------     -------   -------------   ------------   ----------
  Reinvested capital gains ....................      139,296            --          --          38,448             --           --
                                                 -----------    ----------     -------   -------------   ------------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     (235,987)      182,077      36,247   $    (135,341)       164,807       16,537
                                                 ===========    ==========     =======   =============   ============   ==========

                                                               WPTVALUE
                                                 ---------------------------------------
                                                     2000          1999         1998
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        2,560         3,241        2,979
  Mortality and expense risk charges (note 3) .       (1,098)       (1,366)        (289)
                                                 -----------   -----------   ----------
    Net investment income .....................        1,462         1,875        2,690
                                                 -----------   -----------   ----------

  Proceeds from mutual funds shares sold ......      692,426     1,052,934        5,560
  Cost of mutual fund shares sold .............     (752,247)     (971,396)      (5,306)
                                                 -----------   -----------   ----------
    Realized gain (loss) on investments .......      (59,821)       81,538          254
  Change in unrealized gain (loss)
    on investments ............................       46,205       (55,089)      34,931
                                                 -----------   -----------   ----------
  Net gain (loss) on investments ..............      (13,616)       26,449       35,185
                                                 -----------   -----------   ----------
  Reinvested capital gains ....................        2,349         5,836           --
                                                 -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       (9,805)       34,160       37,875
                                                 ===========   ===========   ==========


See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                             TOTAL                                      ACVPINCGR
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $   4,079,746       1,079,598        144,148         12,671         (8,790)         1,873
  Realized gain (loss) on investments        5,197,176       4,631,477         23,635        234,771        104,507          2,177
  Change in unrealized gain (loss)
    on investments ...................     (26,383,622)      8,306,165      2,372,478     (1,155,812)       474,730         54,426
  Reinvested capital gains ...........       5,705,693       1,145,941         23,462             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (11,401,007)     15,163,181      2,563,723       (908,370)       570,447         58,476
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     132,241,166      87,966,089     24,823,406      4,140,185      3,408,223        375,552
  Transfers between funds ............              --              --             --     (2,198,926)     1,403,101         33,816
  Surrenders .........................      (1,238,449)     (5,053,930)            --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................         (20,405)             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (4,386,200)     (2,792,788)      (487,870)      (124,278)       (59,929)        (8,540)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........     126,596,112      80,119,371     24,335,536      1,816,981      4,751,395        400,828
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     115,195,105      95,282,552     26,899,259        908,611      5,321,842        459,304
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     122,181,811      26,899,259             --      5,781,146        459,304             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 237,376,916     122,181,811     26,899,259      6,689,757      5,781,146        459,304
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       9,922,749       2,606,238             --        475,870         42,170             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................      14,039,366      11,915,557      3,053,305        386,817        438,644         43,063
  Units redeemed .....................      (3,780,545)     (4,599,046)      (447,067)      (253,402)        (4,944)          (893)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................      20,181,570       9,922,749      2,606,238        609,285        475,870         42,170
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         ACVPINT
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       (13,605)        (6,057)         (196)
  Realized gain (loss) on investments        640,901        257,430            --
  Change in unrealized gain (loss)
    on investments ...................    (1,710,454)       933,102        30,775
  Reinvested capital gains ...........        70,841             --            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (1,012,317)     1,184,475        30,579
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     2,810,291      1,786,884       232,301
  Transfers between funds ............     4,428,082         31,974        48,928
  Surrenders .........................        (9,258)            --            --
  Policy loans (net of repayments)
    (note 4) .........................          (198)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (138,446)       (76,149)       (5,673)
                                         -----------    -----------    ----------
      Net equity transactions ........     7,090,471      1,742,709       275,556
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     6,078,154      2,927,184       306,135
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     3,233,319        306,135            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     9,311,473      3,233,319       306,135
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................       202,543         31,340            --
                                         -----------    -----------    ----------
  Units purchased ....................       511,100        182,583        31,982
  Units redeemed .....................        (9,804)       (11,380)         (642)
                                         -----------    -----------    ----------
  Ending units .......................       703,839        202,543        31,340
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                            ACVPVALUE                                     DRYSRGR
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (2,134)            492            (77)           904           (435)             8
  Realized gain (loss) on investments           43,606         (28,449)            74         19,776          6,188             43
  Change in unrealized gain (loss)
    on investments ...................         155,813          (1,755)         5,204        (49,091)         9,379            836
  Reinvested capital gains ...........           1,532          13,940             --             --          3,622            287
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         198,817         (15,772)         5,201        (28,411)        18,754          1,174
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         303,885         135,463         77,512        718,829        243,046          4,085
  Transfers between funds ............         313,895         108,543         14,883       (476,991)      (154,045)         3,639
  Surrenders .........................              --              --             --         (8,289)            --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (29,767)         (8,529)        (1,490)       (14,034)        (7,180)          (628)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         588,013         235,477         90,905        219,515         81,821          7,096
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................         786,830         219,705         96,106        191,104        100,575          8,270
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         315,811          96,106             --        108,845          8,270             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   1,102,641         315,811         96,106        299,949        108,845          8,270
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          34,114          10,252             --          7,538            742             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          70,871          24,748         10,415         51,288         20,333            806
  Units redeemed .....................          (3,766)           (886)          (163)       (35,384)       (13,537)           (64)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         101,219          34,114         10,252         23,442          7,538            742
                                         =============    ============    ===========    ===========    ===========    ===========

                                                          DRYSTKIX
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       245,817        177,689        12,117
  Realized gain (loss) on investments      1,749,133        900,688         6,468
  Change in unrealized gain (loss)
    on investments ...................    (7,755,974)     2,590,489       901,380
  Reinvested capital gains ...........       746,066        210,845         4,384
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (5,014,958)     3,879,711       924,349
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    19,661,716     12,869,361     1,344,322
  Transfers between funds ............     1,901,094      9,841,358     3,839,399
  Surrenders .........................      (262,906)            --            --
  Policy loans (net of repayments)
    (note 4) .........................        (8,459)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................    (1,029,884)      (718,132)      (65,383)
                                         -----------    -----------    ----------
      Net equity transactions ........    20,261,561     21,992,587     5,118,338
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    15,246,603     25,872,298     6,042,687
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    31,914,985      6,042,687            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................    47,161,588     31,914,985     6,042,687
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................     2,442,329        547,841            --
                                         -----------    -----------    ----------
  Units purchased ....................     1,881,991      1,996,124       550,968
  Units redeemed .....................      (328,925)      (101,636)       (3,127)
                                         -----------    -----------    ----------
  Ending units .......................     3,995,395      2,442,329       547,841
                                         ===========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                          DRYEUROEQ                                       DRYVAPP
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $        (612)            567             --         11,229          3,297          1,256
  Realized gain (loss) on investments           (3,068)             --             --         66,637         80,700          2,454
  Change in unrealized gain (loss)
    on investments ...................          (6,581)          6,597             --       (116,656)        28,294         24,110
  Reinvested capital gains ...........             146           2,828             --         34,968          5,329             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         (10,115)          9,992             --         (3,822)       117,620         27,820
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ....................         284,003          13,600             --      1,736,640        968,279        254,590
  Transfers between funds ............        (563,980)        271,115             --         88,850        146,912         26,358
  Surrenders .........................              --              --             --        (71,779)            --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (3,783)             --             --        (72,732)       (65,802)        (8,026)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........        (283,760)        284,715             --      1,680,979      1,049,389        272,922
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        (293,875)        294,707             --      1,677,157      1,167,009        300,742
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         294,707              --             --      1,467,751        300,742             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $         832         294,707             --      3,144,908      1,467,751        300,742
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          22,815              --             --        119,919         27,277             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          21,388          22,815             --        151,588        101,540         28,083
  Units redeemed .....................         (44,137)             --             --        (11,843)        (8,898)          (806)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................              66          22,815             --        259,664        119,919         27,277
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         FEDQUALBD2
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............          (488)            --            --
  Realized gain (loss) on investments         19,993             --            --
  Change in unrealized gain (loss)
    on investments ...................         8,318             --            --
  Reinvested capital gains ...........            --             --            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        27,823             --            --
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ....................        75,601             --            --
  Transfers between funds ............       156,882             --            --
  Surrenders .........................            --             --            --
  Policy loans (net of repayments)
    (note 4) .........................          (694)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (5,526)            --            --
                                         -----------    -----------    ----------
      Net equity transactions ........       226,263             --            --
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       254,086             --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --             --            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       254,086             --            --
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................            --             --            --
                                         -----------    -----------    ----------
  Units purchased ....................        24,109             --            --
  Units redeemed .....................          (644)            --            --
                                         -----------    -----------    ----------
  Ending units .......................        23,465             --            --
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           FIDVEQINS                                      FIDVGRS
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $       2,409          (1,013)            (7)       (48,397)       (16,652)          (835)
  Realized gain (loss) on investments          (24,309)        (23,948)            22        358,414        539,940            754
  Change in unrealized gain (loss)
    on investments ...................         109,215          43,792            853     (4,688,043)     1,464,627        178,559
  Reinvested capital gains ...........          42,410             327             --      1,140,977        181,621             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         129,725          19,158            868     (3,237,049)     2,169,536        178,478
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,133,004          44,304          3,459      6,442,323      4,819,460        877,191
  Transfers between funds ............        (426,185)      1,641,238          5,196     11,075,631      1,504,855        536,214
  Surrenders .........................              --              --             --         (9,065)            --             --
  Policy loans (net of repayments)
    (note 4) .........................          (1,779)             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (1,801)        (10,618)          (369)      (323,569)      (127,696)       (15,006)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         703,239       1,674,924          8,286     17,185,320      6,196,619      1,398,399
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................         832,964       1,694,082          9,154     13,948,271      8,366,155      1,576,877
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       1,703,236           9,154             --      9,943,032      1,576,877             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   2,536,200       1,703,236          9,154     23,891,303      9,943,032      1,576,877
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         162,451             924             --        653,283        130,876             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         104,651         165,058            960      1,165,397        532,003        132,340
  Units redeemed .....................         (42,862)         (3,531)           (36)       (21,742)        (9,596)        (1,464)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         224,240         162,451            924      1,796,938        653,283        130,876
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         FIDHIINS
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       120,544         87,838          (736)
  Realized gain (loss) on investments       (182,392)        26,225           855
  Change in unrealized gain (loss)
    on investments ...................      (504,686)       (19,736)       56,789
  Reinvested capital gains ...........            --          3,601            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (566,534)        97,928        56,908
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,202,268      2,599,667       797,529
  Transfers between funds ............       198,051     (2,163,505)      126,690
  Surrenders .........................      (104,157)            --            --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (71,853)      (156,897)      (23,488)
                                         -----------    -----------    ----------
      Net equity transactions ........     1,224,309        279,265       900,731
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       657,775        377,193       957,639
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,334,832        957,639            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     1,992,607      1,334,832       957,639
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................       137,733        106,365            --
                                         -----------    -----------    ----------
  Units purchased ....................       150,826        276,504       109,070
  Units redeemed .....................       (21,818)      (245,136)       (2,705)
                                         -----------    -----------    ----------
  Ending units .......................       266,741        137,733       106,365
                                         ===========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                            FidVovses                                     FidConS
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $       9,386           7,310           (415)        (7,056)        (3,846)          (860)
  Realized gain (loss) on
    investments.......................        (157,267)        140,511          4,198         98,442        404,840          1,802
  Change in unrealized gain (loss)
    on investments ...................        (744,961)        194,669         48,798     (1,030,099)       221,798        205,114
  Reinvested capital gains ...........         144,214          17,288             --        500,421         49,679             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (748,628)        359,778         52,581       (438,292)       672,471        206,056
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       2,032,035         359,166        322,715      2,944,364      1,834,169      1,010,459
  Transfers between funds ............         758,545         586,388        302,240         71,174       (277,061)        83,425
  Surrenders .........................         (99,050)       (346,670)            --        (46,229)            --             --
  Policy loans (net of repayments)
    (note 4) .........................            (195)             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (120,738)        (34,454)        (9,108)      (203,190)      (134,004)       (29,838)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........       2,570,597         564,430        615,847      2,766,119      1,423,104      1,064,046
                                         -------------    ------------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .....................       1,821,969         924,208        668,428      2,327,827      2,095,575      1,270,102
Contract owners' equity beginning
  of period ..........................       1,592,636         668,428             --      3,365,677      1,270,102             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
Contract owners' equity end
  of period ..........................   $   3,414,605       1,592,636        668,428      5,693,504      3,365,677      1,270,102
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         118,048          70,301             --        240,062        112,018             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         214,654          82,848         71,351        233,325        153,790        115,162
  Units redeemed .....................         (18,408)        (35,101)        (1,050)       (36,321)       (25,746)        (3,144)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         314,294         118,048         70,301        437,066        240,062        112,018
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         FidVGrOpS
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............        21,824         (1,464)         (220)
  Realized gain (loss) on
    investments.......................      (224,347)        60,585            18
  Change in unrealized gain (loss)
    on investments ...................      (404,871)        18,884        41,781
  Reinvested capital gains ...........       164,127          7,581            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (443,267)        85,586        41,579
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,645,711      1,137,493        39,353
  Transfers between funds ............    (1,294,120)     1,413,659       315,460
  Surrenders .........................       (82,502)      (480,497)           --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (73,146)       (71,145)       (3,286)
                                         -----------    -----------    ----------
      Net equity transactions ........       195,943      1,999,510       351,527
                                         -----------    -----------    ----------

Net change in contract
  owners' equity .....................      (247,324)     2,085,096       393,106
Contract owners' equity beginning
  of period ..........................     2,478,202        393,106            --
                                         -----------    -----------    ----------
Contract owners' equity end
  of period ..........................     2,230,878      2,478,202       393,106
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................       212,333         34,950            --
                                         -----------    -----------    ----------
  Units purchased ....................       147,935        224,133        35,272
  Units redeemed .....................      (128,562)       (46,750)         (322)
                                         -----------    -----------    ----------
  Ending units .......................       231,706        212,333        34,950
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           JanAGitchs                                    JanAintgrs
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $       6,289              --             --         10,881             --             --
  Realized gain (loss) on
    investments.......................          (7,707)             --             --           (591)            --             --
  Change in unrealized gain (loss)
    on investments ...................        (218,823)             --             --        (61,639)            --             --
  Reinvested capital gains ...........              --              --             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (220,241)             --             --        (51,349)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         246,971              --             --          2,091             --             --
  Transfers between funds ............       1,204,252              --             --        501,185             --             --
  Surrenders .........................              --              --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (8,328)             --             --         (6,979)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........       1,442,895              --             --        496,297             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .....................       1,222,654              --             --        444,948             --             --
Contract owners' equity beginning
  of period ..........................              --              --             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
Contract owners' equity end
  of period ..........................   $   1,222,654              --             --        444,948             --             --
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................              --              --             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         187,322              --             --         54,388             --             --
  Units redeemed .....................            (889)             --             --           (463)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         186,433              --             --         53,925             --             --
                                         =============    ============    ===========    ===========    ===========    ===========

                                                        NSATBalJPM
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............        25,395         20,654           540
  Realized gain (loss) on
    investments.......................       (35,177)            86           522
  Change in unrealized gain (loss)
    on investments ...................        (6,347)       (38,013)          868
  Reinvested capital gains ...........            --            106           221
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (16,129)       (17,167)        2,151
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       450,475        440,636        64,453
  Transfers between funds ............       184,616        372,074        16,856
  Surrenders .........................            --        (92,593)           --
  Policy loans (net of repayments)
    (note 4) .........................        (2,947)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (36,186)       (33,872)       (2,533)
                                         -----------    -----------    ----------
      Net equity transactions ........       595,958        686,245        78,776
                                         -----------    -----------    ----------

Net change in contract
  owners' equity .....................       579,829        669,078        80,927
Contract owners' equity beginning
  of period ..........................       750,005         80,927            --
                                         -----------    -----------    ----------
Contract owners' equity end
  of period ..........................     1,329,834        750,005        80,927
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        74,582          8,085            --
                                         -----------    -----------    ----------
  Units purchased ....................        62,518         79,258         8,344
  Units redeemed .....................        (3,863)       (12,761)         (259)
                                         -----------    -----------    ----------
  Ending units .......................       133,237         74,582         8,085
                                         ===========    ===========    ==========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                            NSATCAPAP                                     NSATEQFED
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (5,700)          5,555            556          1,303           (145)            --
  Realized gain (loss) on investments         (217,527)         44,667          3,199          3,655          8,203             --
  Change in unrealized gain (loss)
    on investments ...................      (1,010,651)       (170,272)        32,468        (35,292)         4,363             --
  Reinvested capital gains ...........         475,343         154,726         11,909             --             44             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (758,535)         34,676         48,132        (30,334)        12,465             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,268,494       1,295,042        469,254        112,115         45,293             --
  Transfers between funds ............        (387,326)        388,125        (26,553)       124,438          2,148             --
  Surrenders .........................          (9,300)             --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (79,184)        (79,717)       (19,108)        (7,891)        (6,008)            --
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         792,684       1,603,450        423,593        228,662         41,433             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................          34,149       1,638,126        471,725        198,328         53,898             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       2,109,851         471,725             --         53,898             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   2,144,000       2,109,851        471,725        252,226         53,898             --
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         181,521          42,152             --          4,316             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         113,742         149,909         44,090         19,001          4,836             --
  Units redeemed .....................         (43,184)        (10,540)        (1,938)          (629)          (520)            --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         252,079         181,521         42,152         22,688          4,316             --
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         NSATGLOB50
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............         2,926           (875)            2
  Realized gain (loss) on investments         42,076           (625)            6
  Change in unrealized gain (loss)
    on investments ...................      (228,343)        72,567           365
  Reinvested capital gains ...........        34,720         34,111            17
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (148,621)       105,178           390
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       548,485        394,087           259
  Transfers between funds ............      (418,332)       626,801         1,883
  Surrenders .........................       (37,880)            --            --
  Policy loans (net of repayments)
    (note 4) .........................          (396)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (26,405)       (17,581)          (52)
                                         -----------    -----------    ----------
      Net equity transactions ........        65,472      1,003,307         2,090
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       (83,149)     1,108,485         2,480
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,110,965          2,480            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     1,027,816      1,110,965         2,480
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        87,461            239            --
                                         -----------    -----------    ----------
  Units purchased ....................        39,050         88,633           242
  Units redeemed .....................       (33,857)        (1,411)           (3)
                                         -----------    -----------    ----------
  Ending units .......................        92,654         87,461           239
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           NSATGVTBD                                     NSATHIIFED
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $     929,469         295,691          7,319        132,192         20,730          1,703
  Realized gain (loss) on investments          (15,272)       (190,809)             3        (17,217)       (11,374)           692
  Change in unrealized gain (loss)
    on investments ...................         992,971        (231,270)        (8,745)      (218,826)        (6,600)         2,935
  Reinvested capital gains ...........              --          14,887          2,401             --            114             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       1,907,168        (111,501)           978       (103,851)         2,870          5,330
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       3,666,367       4,044,848        314,799        160,356        192,247        138,276
  Transfers between funds ............      (4,706,578)     10,618,629        195,168      1,251,681       (153,800)         3,992
  Surrenders .........................              --         (90,452)            --           (796)            --             --
  Policy loans (net of repayments)
    (note 4) .........................          (1,400)             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (305,778)       (157,585)        (6,117)       (59,557)       (14,343)        (2,423)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........      (1,347,389)     14,415,440        503,850      1,351,684         24,104        139,845
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................         559,779      14,303,939        504,828      1,247,833         26,974        145,175
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      14,808,767         504,828             --        172,149        145,175             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $  15,368,546      14,808,767        504,828      1,419,982        172,149        145,175
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       1,460,462          47,339             --         16,667         14,446             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         352,376       1,438,603         47,891        139,868         23,188         14,685
  Units redeemed .....................        (472,729)        (25,480)          (552)        (6,053)       (20,967)          (239)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................       1,340,109       1,460,462         47,339        150,482         16,667         14,446
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         NSATMCPSTR
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............        (4,706)          (609)           --
  Realized gain (loss) on investments        106,639         35,908            --
  Change in unrealized gain (loss)
    on investments ...................      (405,858)       108,153            --
  Reinvested capital gains ...........        43,306         47,618            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (260,619)       191,070            --
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       755,202        100,649            --
  Transfers between funds ............      (229,525)       647,351            --
  Surrenders .........................            --             --            --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (38,015)        (6,617)           --
                                         -----------    -----------    ----------
      Net equity transactions ........       487,662        741,383            --
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       227,043        932,453            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       932,453             --            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     1,159,496        932,453            --
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        48,159             --            --
                                         -----------    -----------    ----------
  Units purchased ....................        37,312         48,604            --
  Units redeemed .....................       (14,420)          (445)           --
                                         -----------    -----------    ----------
  Ending units .......................        71,051         48,159            --
                                         ===========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           NSATMCIXDR                                    NSATMMKT
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $       2,997             199              1      2,417,124        478,608        106,712
  Realized gain (loss) on investments           79,037             234              7             --             --             --
  Change in unrealized gain (loss)
    on investments ...................          13,660          (7,207)           390             --             --             --
  Reinvested capital gains ...........          44,858          36,162             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         140,552          29,388            398      2,417,124        478,608        106,712
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         887,762          22,145            314     66,179,905     42,289,121     14,686,986
  Transfers between funds ............        (427,273)        534,281          1,884    (19,387,312)   (30,435,129)    (7,412,730)
  Surrenders .........................              --              --             --       (135,050)      (229,248)            --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --           (898)            --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (17,193)             --            (52)      (786,574)      (526,025)      (200,727)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         443,296         556,426          2,146     45,870,071     11,098,719      7,073,529
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................         583,848         585,814          2,544     48,287,195     11,577,327      7,180,241
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         588,358           2,544             --     18,757,568      7,180,241             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   1,172,206         588,358          2,544     67,044,763     18,757,568      7,180,241
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          49,740             259             --      1,748,236        695,771             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          68,704          49,491            263      6,001,646      4,379,848      1,115,513
  Units redeemed .....................         (32,083)            (10)            (4)    (1,845,000)    (3,327,383)      (419,742)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................          86,361          49,740            259      5,904,882      1,748,236        695,771
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         NSATMBDMAS
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       172,808         23,421         3,598
  Realized gain (loss) on investments          2,225        (14,631)           36
  Change in unrealized gain (loss)
    on investments ...................       (19,870)        (3,411)          646
  Reinvested capital gains ...........            --             --           233
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       155,163          5,379         4,513
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,256,963        357,691       291,490
  Transfers between funds ............     1,599,789       (234,720)       33,681
  Surrenders .........................          (798)            --            --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (104,018)       (19,579)       (3,898)
                                         -----------    -----------    ----------
      Net equity transactions ........     2,751,936        103,392       321,273
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,907,099        108,771       325,786
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       434,557        325,786            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     3,341,656        434,557       325,786
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        42,991         32,607            --
                                         -----------    -----------    ----------
  Units purchased ....................       281,350         42,937        33,004
  Units redeemed .....................       (10,210)       (32,553)         (397)
                                         -----------    -----------    ----------
  Ending units .......................       314,131         42,991        32,607
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           NSATSMCAPG                                   NSATSMCAPV
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (3,530)            (71)            --         (5,039)        (4,239)          (251)
  Realized gain (loss) on investments         (134,095)            493             --         72,011        214,831            132
  Change in unrealized gain (loss)
    on investments ...................        (490,390)      1,002,866             --       (403,496)       (51,260)        48,137
  Reinvested capital gains ...........          49,089         100,381             --        429,516         85,300             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (578,926)      1,103,669             --         92,992        244,632         48,018
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         264,598       1,027,328             --        989,194        228,233         53,437
  Transfers between funds ............          37,403         518,641             --      1,251,889        334,145        488,017
  Surrenders .........................              --              --             --             --     (1,189,906)            --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (20,358)             --             --        (51,374)       (27,322)        (1,592)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         281,643       1,545,969             --      2,189,709       (654,850)       539,862
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        (297,283)      2,649,638             --      2,282,701       (410,218)       587,880
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       2,649,638              --             --        177,662        587,880             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   2,352,355       2,649,638             --      2,460,363        177,662        587,880
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         129,320              --             --         16,261         68,511             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................           8,836         129,320             --        191,312         70,894         68,708
  Units redeemed .....................          (1,037)             --             --         (4,255)      (123,144)          (197)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         137,119         129,320             --        203,318         16,261         68,511
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         NSATSMCO
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       (18,528)        (4,937)         (266)
  Realized gain (loss) on investments        708,092        134,149            79
  Change in unrealized gain (loss)
    on investments ...................    (1,265,645)       455,234        45,235
  Reinvested capital gains ...........       966,316        101,040            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       390,235        685,486        45,048
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,446,895      1,277,119       415,058
  Transfers between funds ............     1,571,807        295,719        12,398
  Surrenders .........................       (22,298)            --            --
  Policy loans (net of repayments)
    (note 4) .........................        (1,261)            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (162,982)       (82,718)      (14,608)
                                         -----------    -----------    ----------
      Net equity transactions ........     2,832,161      1,490,120       412,848
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,222,396      2,175,606       457,896
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,633,502        457,896            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     5,855,898      2,633,502       457,896
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................       202,708         50,558            --
                                         -----------    -----------    ----------
  Units purchased ....................       226,654        168,502        52,384
  Units redeemed .....................       (13,796)       (16,352)       (1,826)
                                         -----------    -----------    ----------
  Ending units .......................       415,566        202,708        50,558
                                         ===========    ===========    ==========


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           NSATSTRVAL                                   NSATTOTRTN
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $          67           1,730            463            603           (186)           184
  Realized gain (loss) on investments           (2,030)         36,530             62          3,500         18,721             45
  Change in unrealized gain (loss)
    on investments ...................         (14,011)        (27,585)        41,599        (74,582)        (8,571)         5,900
  Reinvested capital gains ...........              --          14,264             --         70,683          5,178          4,010
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         (15,974)         24,939         42,124            204         15,142         10,139
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         252,470         155,038        158,330        275,094        116,583         79,186
  Transfers between funds ............        (830,111)        246,688         87,690       (215,050)       (87,234)        15,559
  Surrenders .........................         (96,589)             --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (10,223)         (9,632)        (4,477)        (9,158)        (5,554)        (1,494)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........        (684,453)        392,094        241,543         50,886         23,795         93,251
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        (700,427)        417,033        283,667         51,090         38,937        103,390
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         700,700         283,667             --        142,327        103,390             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $         273         700,700        283,667        193,417        142,327        103,390
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          79,877          31,219             --         13,172         10,192             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          29,153          49,737         31,792         25,978         10,962         10,351
  Units redeemed .....................        (109,001)         (1,079)          (573)       (20,789)        (7,982)          (159)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................              29          79,877         31,219         18,361         13,172         10,192
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         NBAMTGUARD
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............         2,096            518          (837)
  Realized gain (loss) on investments         24,765        320,371           613
  Change in unrealized gain (loss)
    on investments ...................       (34,217)      (123,751)      163,218
  Reinvested capital gains ...........            --             --            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (7,356)       197,138       162,994
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       561,910        892,142       795,893
  Transfers between funds ............      (126,276)    (1,082,753)      253,300
  Surrenders .........................            --       (329,847)           --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (18,247)       (50,939)      (13,527)
                                         -----------    -----------    ----------
      Net equity transactions ........       417,387       (571,397)    1,035,666
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       410,031       (374,259)    1,198,660
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       824,401      1,198,660            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     1,234,432        824,401     1,198,660
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        76,442        128,350            --
                                         -----------    -----------    ----------
  Units purchased ....................        68,206        107,495       130,027
  Units redeemed .....................       (31,221)      (159,403)       (1,677)
                                         -----------    -----------    ----------
  Ending units .......................       113,427         76,442       128,350
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           NBAMTMCAPG                                    NBAMTPART
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (6,306)         (6,075)          (620)         1,129          1,044           (180)
  Realized gain (loss) on investments          336,833         606,355            416        (83,744)        17,388            103
  Change in unrealized gain (loss)
    on investments ...................        (533,085)        (40,284)       232,006        (47,112)       (10,091)        20,123
  Reinvested capital gains ...........             442          33,171             --        148,730          7,690             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (202,116)        593,167        231,802         19,003         16,031         20,046
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         932,931         744,249        440,392        744,591        775,015        200,749
  Transfers between funds ............         330,845        (501,434)       417,252        249,200         45,388         26,446
  Surrenders .........................              --      (1,114,722)            --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................          (1,517)             --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (48,953)        (53,045)        (8,273)       (45,832)       (39,833)        (4,731)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........       1,213,306        (924,952)       849,371        947,959        780,570        222,464
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       1,011,190        (331,785)     1,081,173        966,962        796,601        242,510
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         749,388       1,081,173             --      1,039,111        242,510             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   1,760,578         749,388      1,081,173      2,006,073      1,039,111        242,510
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          43,280          95,708             --        104,066         25,973             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          69,724          62,434         96,619        100,878         83,251         25,973
  Units redeemed .....................          (2,689)       (114,862)          (911)        (4,642)        (5,158)            --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         110,315          43,280         95,708        200,302        104,066         25,973
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         OPPAGGGRVA
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............       (19,795)        (4,564)         (320)
  Realized gain (loss) on investments      1,140,157        364,190           (53)
  Change in unrealized gain (loss)
    on investments ...................    (2,573,172)       635,010        97,938
  Reinvested capital gains ...........       176,333             --            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (1,276,477)       994,636        97,565
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     2,353,009        746,374       248,676
  Transfers between funds ............     2,147,166      2,078,986       174,349
  Surrenders .........................      (132,025)      (397,205)           --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (131,084)       (46,574)       (5,124)
                                         -----------    -----------    ----------
      Net equity transactions ........     4,237,066      2,381,581       417,901
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,960,589      3,376,217       515,466
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     3,891,683        515,466            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     6,852,272      3,891,683       515,466
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................       222,462         53,218            --
                                         -----------    -----------    ----------
  Units purchased ....................       236,557        204,680        53,859
  Units redeemed .....................       (13,717)       (35,436)         (641)
                                         -----------    -----------    ----------
  Ending units .......................       445,302        222,462        53,218
                                         ===========    ===========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           OPPCAPAPVA                                    OPPGLSECVA
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (9,245)         (2,699)          (101)           (10)            --             --
  Realized gain (loss) on investments          281,834         100,722         (1,823)         1,451             --             --
  Change in unrealized gain (loss)
    on investments ...................        (708,289)        463,855         20,506             --             --             --
  Reinvested capital gains ...........         217,412           1,339             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (218,288)        563,217         18,582          1,441             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,642,904         723,294         86,295         58,456             --             --
  Transfers between funds ............       1,670,957       1,439,574         22,139        (59,702)            --             --
  Surrenders .........................          (8,754)             --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (77,100)        (25,735)        (1,833)          (195)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........       3,228,007       2,137,133        106,601         (1,441)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       3,009,719       2,700,350        125,183             --             --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       2,825,533         125,183             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $   5,835,252       2,825,533        125,183             --             --             --
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         196,059          11,744             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................         218,275         186,549         11,931          6,011             --             --
  Units redeemed .....................          (6,608)         (2,234)          (187)        (6,011)            --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         407,726         196,059         11,744             --             --             --
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         OPPMGRINVA
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............          (348)         1,319          (157)
  Realized gain (loss) on investments         10,636        139,902           109
  Change in unrealized gain (loss)
    on investments ...................       (71,433)         4,768        25,619
  Reinvested capital gains ...........        21,075          7,313            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (40,070)       153,302        25,571
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       353,526        171,347       104,537
  Transfers between funds ............      (278,364)       733,953       149,203
  Surrenders .........................            --       (782,790)           --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (18,817)       (24,094)       (2,412)
                                         -----------    -----------    ----------
      Net equity transactions ........        56,345         98,416       251,328
                                         -----------    -----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        16,275        251,718       276,899
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       528,617        276,899            --
                                         -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       544,892        528,617       276,899
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        48,784         30,977            --
                                         -----------    -----------    ----------
  Units purchased ....................        33,660         97,563        31,273
  Units redeemed .....................       (27,101)       (79,756)         (296)
                                         -----------    -----------    ----------
  Ending units .......................        55,343         48,784        30,977
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                               STOPP2                                 MSUEMMKT
                                               ---------------------------------    ----------------------------------------
                                                   2000         1999       1998         2000           1999          1998
INVESTMENT ACTIVITY:
       Net investment income ..............    $     (116)         --         --        62,233          7,128         10,698
       Realized gain (loss) on investments            291          --         --          (358)        28,850             48
       Change in unrealized gain (loss)
         on investments ...................        19,842          --         --        (8,140)         2,243         (5,933)
       Reinvested capital gains ...........            --          --         --            --             --             --
                                               ----------     -------    -------    ----------     ----------     ----------
         Net increase (decrease) in
           contract owners' equity
           resulting from operations ......        20,017          --         --        53,735         38,221          4,813
                                               ----------     -------    -------    ----------     ----------     ----------

     EQUITY TRANSACTIONS:
       Purchase payments received from
         contract owners ..................           463          --         --        38,054        116,046         76,358
       Transfers between funds ............       459,336          --         --       492,561      (176,939)         10,866
       Surrenders .........................            --          --         --        (9,397)            --             --
       Policy loans (net of repayments)
         (note 4) .........................            --          --         --          (661)            --             --
       Redemptions to pay cost of insurance
         charges and administration charges
         (notes 2b and 2c) ................             1          --         --       (15,493)        (6,107)        (1,302)
                                               ----------     -------    -------    ----------     ----------     ----------
           Net equity transactions ........       459,800          --         --       505,064        (67,000)        85,922
                                               ----------     -------    -------    ----------     ----------     ----------

     NET CHANGE IN CONTRACT
       OWNERS' EQUITY .....................       479,817          --         --       558,799        (28,779)        90,735
     CONTRACT OWNERS' EQUITY BEGINNING
       OF PERIOD ..........................            --          --         --        61,956         90,735             --
                                               ----------     -------    -------    ----------     ----------     ----------
     CONTRACT OWNERS' EQUITY END
       OF PERIOD ..........................    $  479,817          --         --       620,755         61,956         90,735
                                               ==========     =======    =======    ==========     ==========     ==========

     CHANGES IN UNITS:
       Beginning units ....................            --          --         --         7,107         13,412             --
                                               ----------     -------    -------    ----------     ----------     ----------
       Units purchased ....................        48,820          --         --        59,277         16,179         13,616
       Units redeemed .....................            --          --         --        (2,201)       (22,484)          (204)
                                               ----------     -------    -------    ----------     ----------     ----------
       Ending units .......................        48,820          --         --        64,183          7,107         13,412
                                               ==========     =======    =======    ==========     ==========     ==========

                                                                 MSUUSREALE
                                               ---------------------------------------
                                                  2000           1999           1998
INVESTMENT ACTIVITY:
       Net investment income ..............        36,179          6,350            (2)
       Realized gain (loss) on investments         47,121        (17,144)            3
       Change in unrealized gain (loss)
         on investments ...................         3,466          4,238           508
       Reinvested capital gains ...........         2,075             --            --
                                               ----------     ----------     ---------
         Net increase (decrease) in
           contract owners' equity
           resulting from operations ......        88,841         (6,556)          509
                                               ----------     ----------     ---------

     EQUITY TRANSACTIONS:
       Purchase payments received from
         contract owners ..................       336,645        365,673           311
       Transfers between funds ............      (424,841)        82,451        13,626
       Surrenders .........................            --             --            --
       Policy loans (net of repayments)
         (note 4) .........................            --             --            --
       Redemptions to pay cost of insurance
         charges and administration charges
         (notes 2b and 2c) ................       (12,251)       (16,453)          (53)
                                               ----------     ----------     ---------
           Net equity transactions ........      (100,447)       431,671        13,884
                                               ----------     ----------     ---------

     NET CHANGE IN CONTRACT
       OWNERS' EQUITY .....................       (11,606)       425,115        14,393
     CONTRACT OWNERS' EQUITY BEGINNING
       OF PERIOD ..........................       439,508         14,393            --
                                               ----------     ----------     ---------
     CONTRACT OWNERS' EQUITY END
       OF PERIOD ..........................       427,902        439,508        14,393
                                               ==========     ==========     =========

     CHANGES IN UNITS:
       Beginning units ....................        51,147          1,612            --
                                               ----------     ----------     ---------
       Units purchased ....................        34,558         50,673         1,616
       Units redeemed .....................       (46,664)        (1,138)           (4)
                                               ----------     ----------     ---------
       Ending units .......................        39,041         51,147         1,612
                                               ==========     ==========     =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                           VEWwEmGMkT                                    VEWwHrdAst
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (2,671)         (1,393)          (102)         1,829            626            (68)
  Realized gain (loss) on investments           78,947          85,669             90         19,543         23,170              6
  Change in unrealized gain (loss)
    on investments ...................        (460,323)        134,693         15,293         40,610         15,698         (2,039)
  Reinvested capital gains ...........              --              --             --             --             --             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (384,047)        218,969         15,281         61,982         39,494         (2,101)
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         373,318         242,033         87,572         40,665         63,607         75,264
  Transfers between funds ............         486,123         (96,346)        32,251        106,822        135,707         10,866
  Surrenders .........................         (27,613)             --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (17,968)        (15,612)        (1,951)        (9,702)        (6,389)        (1,280)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........         813,860         130,075        117,872        137,785        192,925         84,850
                                         -------------    ------------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .....................         429,813         349,044        133,153        199,767        232,419         82,749
Contract owners' equity beginning
  of period ..........................         482,197         133,153             --        315,168         82,749             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
Contract owners' equity end
  of period ..........................   $     912,010         482,197        133,153        514,935        315,168         82,749
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          38,228          21,058             --         38,220         12,094             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          92,126          30,112         21,402         19,236         26,961         12,276
  Units redeemed .....................          (5,485)        (12,942)          (344)        (1,178)          (835)          (182)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................         124,869          38,228         21,058         56,278         38,220         12,094
                                         =============    ============    ===========    ===========    ===========    ===========

                                                         WPTGloPVC
                                         ----------------------------------------
                                             2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............        (3,804)        (1,176)         (154)
  Realized gain (loss) on investments        143,953         72,517           164
  Change in unrealized gain (loss)
    on investments ...................      (515,432)       110,736        36,237
  Reinvested capital gains ...........       139,296             --            --
                                         -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (235,987)       182,077        36,247
                                         -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       409,565        237,003       162,740
  Transfers between funds ............       320,914         25,075        24,240
  Surrenders .........................       (27,660)            --            --
  Policy loans (net of repayments)
    (note 4) .........................            --             --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (25,127)       (14,132)       (3,441)
                                         -----------    -----------    ----------
      Net equity transactions ........       677,692        247,946       183,539
                                         -----------    -----------    ----------

Net change in contract
  owners' equity .....................       441,705        430,023       219,786
Contract owners' equity beginning
  of period ..........................       649,809        219,786            --
                                         -----------    -----------    ----------
Contract owners' equity end
  of period ..........................     1,091,514        649,809       219,786
                                         ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units ....................        44,018         24,245            --
                                         -----------    -----------    ----------
  Units purchased ....................        51,306         23,555        24,693
  Units redeemed .....................        (3,746)        (3,782)         (448)
                                         -----------    -----------    ----------
  Ending units .......................        91,578         44,018        24,245
                                         ===========    ===========    ==========

NATIONWIDE VL SEPARATE ACCOUNT - C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                            WPTIntEq                                      WPTValue
                                         --------------------------------------------    -----------------------------------------
                                              2000            1999           1998            2000           1999           1998
INVESTMENT ACTIVITY:
  Net investment income ..............   $          70           2,183            832          1,462          1,875          2,690
  Realized gain (loss) on investments.          27,659          62,349             57        (59,821)        81,538            254
  Change in unrealized gain (loss)
    on investments ...................        (201,518)        100,275         15,648         46,205        (55,089)        34,931
  Reinvested capital gains ...........          38,448              --             --          2,349          5,836             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        (135,341)        164,807         16,537         (9,805)        34,160         37,875
                                         -------------    ------------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         233,964         289,591        160,067        266,873        394,540        373,642
  Transfers between funds ............        (184,082)       (230,513)        51,953       (348,214)      (481,400)        59,416
  Surrenders .........................         (37,054)             --             --             --             --             --
  Policy loans (net of repayments)
    (note 4) .........................              --              --             --             --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (9,815)        (15,580)        (3,326)       (12,667)       (21,207)       (12,701)
                                         -------------    ------------    -----------    -----------    -----------    -----------
      Net equity transactions ........           3,013          43,498        208,694        (94,008)      (108,067)       420,357
                                         -------------    ------------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .....................        (132,328)        208,305        225,231       (103,813)       (73,907)       458,232
Contract owners' equity beginning
  of period ..........................         433,536         225,231             --        384,325        458,232             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
Contract owners' equity end
  of period ..........................   $     301,208         433,536        225,231        280,512        384,325        458,232
                                         =============    ============    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................          31,892          25,320             --         36,533         46,093             --
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Units purchased ....................          19,349          29,543         25,774         26,233         40,717         47,507
  Units redeemed .....................         (21,221)        (22,971)          (454)       (38,185)       (50,277)        (1,414)
                                         -------------    ------------    -----------    -----------    -----------    -----------
  Ending units .......................          30,020          31,892         25,320         24,581         36,533         46,093
                                         =============    ============    ===========    ===========    ===========    ===========


See accompanying notes to financial statements.

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2000, 1999 AND 1998



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

          Contract owners may invest in the following:
            Portfolios of the American Century Variable Portfolios, Inc.
              (American Century VP);
              American Century VP - American Century VP Income & Growth
                (ACVPIncGr)
              American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)
            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
            Dreyfus Stock Index Fund (DryStkIx)
            Dreyfus IP - European Equity Portfolio (DryEuroEq)
            Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio (DryVApp)
            Federated Insurance Series - Quality Bond Fund II (FedQualBd2) Portfolios of the Fidelity Variable Insurance Products Fund
              (Fidelity VIP);
              Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS) Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
              Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
            Portfolio of the Fidelity Variable Insurance Products Fund II
              (Fidelity VIP-II);
              Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
            Portfolio of the Fidelity Variable Insurance Products Fund III
              (Fidelity VIP-III);
              Fidelity VIP-III - Growth Opportunities Portfolio - Service Class
                (FidVGrOpS)
            Funds of the Gartmore NSAT;
              Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
              Gartmore NSAT - Global Technology and Communications Fund
                (NSATGTecGM)
              Gartmore NSAT - International Growth Fund (NSATIntGGM)

            Portfolios of Janus Aspen Fund Series;
              Janus Aspen Series - Capital Appreciation Portfolio -
                Service Class (JanACapApS)
              Janus Aspen Series - Global Technology Portfolio - Service Class
                (JanAGlTchS)
              Janus Aspen Series - International Growth Portfolio -
                Service Class (JanAIntGrS)
              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund - Federated (NSATEqFED) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED) Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
                  (formerly Nationwide SAT - Strategic Growth Fund)
                Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR) Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCapG) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer - Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer - Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer - Global Securities Fund/VA (OppGlSecVA) Oppenheimer - Main Street Growth & Income Fund/VA (OppMGrInVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Turner NSAT Growth Focus Fund (NSATGFocTU)

              Portfolios of the Universal Institutional Funds, Inc.;
                Morgan Stanley Mid Cap Growth Portfolio (MSUMCapGr)
                The Universal Institutional Funds, Inc. - Emerging Markets Debt
                  Portfolio (MSUEmMkt) (formerly Morgan Stanley -
                  Emerging Markets Debt Portfolio)
                The Universal Institutional Funds, Inc. - U.S. Real Estate
                  Portfolio (MSUUSRealE) (formerly Van Kampen LIT -
                  Morgan Stanley - Real Estate Securities Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                  (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) Warburg Pincus Trust - Value Portfolio (WPTValue)

          At December 31, 2000, contract owners have invested in all of the above funds except for Gartmore NSAT Emerging Markets Fund, Gartmore NSAT Global Technology & Communications Fund, Gartmore NSAT International Growth Fund and Janus Aspen Series - Capital Appreciation Portfolio - Service Class, Morgan Stanley Mid Cap Growth Portfolio and Turner NSAT Growth Focus Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a)  Deductions from Premium

          The Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years. On a guaranteed basis this charge is $10.00 per month in all policy years.

(3)  ASSET CHARGES

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier corporate flexible premium contracts the current rate is .10% for all policy years.

     Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

(4)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED




(6)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the two years in the period ended December 31, 2000 and the period May 1, 1998 (commencement of operations) through December 31, 1998.

     The following is a summary for 2000:

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
     The BEST of AMERICA(R)
     America's FUTURE Life Series(SM):

       American Century VP -
         American Century VP Income and Growth ...........       379,953    $11.398555     $  4,330,915      0.35%       (10.97)%

       American Century VP -
         American Century VP International ...............       624,317     13.221985        8,254,710      0.29%       (17.16)%

       American Century VP -
         American Century VP Value .......................       101,219     10.893612        1,102,641      0.39%        17.67%

       The Dreyfus Socially Responsible
         Growth Fund, Inc. ...............................        23,442     12.795380          299,949      0.77%       (11.39)%

       Dreyfus Stock Index Fund ..........................     3,579,449     11.972080       42,853,450      0.39%        (9.64)%

       Dreyfus IP - European Equity Portfolio ............            66     12.608842              832      0.42%        (1.05)%

       Dreyfus VIF - Appreciation Portfolio ..............       259,664     12.111451        3,144,908      0.40%        (2.39)%

       Federated Insurance Series - Quality Bond II ......        23,465     10.828312          254,086      0.53%        10.01%

       Fidelity VIP -
         Equity-Income Portfolio - Service Class .........       224,240     11.310203        2,536,200      0.41%         7.87%

       Fidelity VIP - Growth Portfolio - Service Class ...     1,119,466     14.593603       16,337,042      0.34%       (11.42)%

       Fidelity VIP -
         High Income Portfolio - Service Class ...........       266,741      7.470194        1,992,607      0.51%       (22.92)%

       Fidelity VIP -
         Overseas Portfolio - Service Class ..............       314,294     10.864367        3,414,605      0.52%       (19.47)%

       Fidelity VIP-II -
         Contrafund Portfolio - Service Class ............       437,066     13.026647        5,693,504      0.46%        (7.09)%

       Fidelity VIP-III - Growth Opportunities Portfolio -
         Service Class ...................................       231,706      9.628054        2,230,878      0.40%       (17.51)%

       Janus Aspen Series -
         Global Technology Portfolio .....................       186,433      6.558143        1,222,654      0.20%***    (36.98)%***

       Janus Aspen Series -
         International Growth Portfolio ..................        34,488      8.243024          284,285      0.19%***    (18.87)%***

       Nationwide SAT - Balanced Fund ....................       133,237      9.980967        1,329,834      0.38%        (0.75)%

       Nationwide SAT - Capital Appreciation Fund ........       252,079      8.505270        2,144,000      0.47%       (26.82)%

       Nationwide SAT - Equity Income Fund ...............        22,688     11.117142          252,226      0.60%       (10.98)%

       Nationwide SAT - Nationwide Global 50 Fund ........        92,654     11.093053        1,027,816      0.37%       (12.67)%

       Nationwide SAT - Government Bond Fund .............       921,266     11.626380       10,710,989      0.34%        12.09%

       Nationwide SAT - High Income Bond Fund ............       150,482      9.436226        1,419,982      0.64%        (8.64)%

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
       Nationwide SAT - Mid Cap Growth Fund - Strong
         (formerly NSAT - Strategic Growth Fund) .........        71,051     16.319202        1,159,496      0.81%       (15.72)%

       Nationwide SAT - Mid Cap Index Fund ...............        86,361     13.573326        1,172,206      0.45%        14.75%

       Nationwide SAT - Money Market Fund ................     5,519,307     11.380873       62,814,532      0.39%         5.60%

       Nationwide SAT - Multi Sector Bond Fund ...........       305,925     10.635225        3,253,581      0.55%         5.23%

       Nationwide SAT - Small Cap Growth Fund ............        37,119     17.072794          633,725      0.57%       (16.50)%

       Nationwide SAT - Small Cap Growth Fund
         Initial funding by Depositor (see note 1a) ......       100,000     17.186295        1,718,630      0.00%       (16.50)%

       Nationwide SAT - Small Cap Value Fund .............       203,318     12.101060        2,460,363      0.38%        10.76%

       Nationwide SAT - Small Company Fund ...............       415,566     14.091380        5,855,898      0.46%         8.47%

       Nationwide SAT - Strategic Value Fund .............            29      9.402302              273      0.25%         7.18%

       Nationwide SAT - Total Return Fund ................        18,361     10.534111          193,417      0.54%        (2.51)%

       Neuberger & Berman AMT - Guardian Portfolio .......        70,872     10.768698          763,199      0.27%         0.73%

       Neuberger & Berman AMT -
         Mid Cap Growth Portfolio ........................       110,315     15.959556        1,760,578      0.50%        (7.83)%

       Neuberger & Berman AMT - Partners Portfolio .......       200,302     10.015242        2,006,073      0.39%         0.30%

       Oppenheimer Aggressive Growth Fund / VA ...........       315,802     15.659821        4,945,403      0.35%       (11.59)%

       Oppenheimer Capital Appreciation Fund / VA ........       260,790     14.945030        3,897,514      0.31%        (0.63)%

       Oppenheimer
         Main Street Growth & Income Fund / VA ...........        55,343      9.845729          544,892      0.36%        (9.14)%

       Strong Opportunity Fund II, Inc. ..................        48,820      9.828296          479,817      0.27%***     (2.22)%***

       The Universal Institutional Funds, Inc. -
         Emerging Markets Debt Portfolio
         (formerly Morgan Stanley -
         Emerging Markets Debt Portfolio) ................        64,183      9.671636          620,755      0.51%        10.94%

       The Universal Institutional Funds, Inc. -
         U.S. Real Estate Portfolio
         (formerly Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio) ...............        39,041     10.960329          427,902      1.27%***     15.00%***

       Van Eck WIT -
         Worldwide Emerging Markets Fund .................       124,869      7.303734          912,010      0.38%       (42.10)%

       Van Eck WIT - Worldwide Hard Assets Fund ..........        56,278      9.149843          514,935      0.43%        10.96%

       Warburg Pincus Trust -
         Global Post-Venture Capital Portfolio ...........        91,578     11.918959        1,091,514      0.44%       (19.26)%

       Warburg Pincus Trust -
         International Equity Portfolio ..................        30,020     10.033586          301,208      0.42%       (26.19)%

       Warburg Pincus Trust - Value Portfolio ............        24,581     11.411760          280,512      0.33%         8.48%

     The BEST of AMERICA(R)
     America's FUTURE Life Series(SM) Reduced Fee Tier:

       American Century VP -
         American Century VP Income and Growth ...........       229,332     10.285709        2,358,842      0.27%       (10.70)%

       American Century VP -
         American Century VP International ...............        79,522     13.288939        1,056,763      0.30%       (16.91)%


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
       Dreyfus Stock Index Fund ..........................       415,946     10.357445        4,308,138      0.40%        (9.37)%

       Fidelity VIP - Growth Portfolio - Service Class ...       677,472     11.150661        7,554,261      0.36%       (11.16)%

       Janus Aspen Series -
         International Growth Portfolio ..................        19,437      8.265856          160,663      0.19%***    (18.63)%***

       Nationwide SAT - Government Bond Fund .............       418,843     11.120055        4,657,557      0.23%        12.43%

       Nationwide SAT - Money Market Fund ................       385,575     10.971228        4,230,231      0.33%         5.92%

       Nationwide SAT - Multi Sector Bond Fund ...........         8,206     10.733031           88,075      0.55%         5.55%

       Neuberger & Berman AMT - Guardian Portfolio .......        42,555     11.073505          471,233      0.29%         1.03%

       Oppenheimer Aggressive Growth Fund / VA ...........       129,500     14.724854        1,906,869      0.42%       (11.33)%

       Oppenheimer Capital Appreciation Fund / VA ........       146,936     13.187632        1,937,738      0.31%        (0.33)%
                                                               =========    ==========
                                                                                           $237,376,916
                                                                                           ============


     The following is a summary for 1999:

     The BEST of AMERICA(R)
     America's FUTURE Life Series(SM):

       American Century VP -
         American Century VP Income and Growth ...........       233,365    $12.803106     $  2,987,797      0.27%        17.55%

       American Century VP -
         American Century VP International ...............       181,283     15.960157        2,893,305      0.34%        63.39%

       American Century VP -
         American Century VP Value .......................        34,114      9.257533          315,811      0.48%        (1.25)%

       The Dreyfus Socially Responsible
         Growth Fund, Inc. ...............................         7,538     14.439525          108,845      0.77%        29.56%

       Dreyfus Stock Index Fund ..........................     2,198,099     13.249543       29,123,807      0.42%        20.12%

       Dreyfus IP - European Equity Portfolio ............        22,815     12.917253          294,707      0.34%        11.01%

       Dreyfus VIF - Appreciation Portfolio ..............       119,919     12.239522        1,467,751      0.53%***    110.98%***

       Fidelity VIP -
         Equity-Income Portfolio - Service Class .........       162,451     10.484615        1,703,236      0.14%         5.83%

       Fidelity VIP - Growth Portfolio - Service Class ...       444,364     16.475102        7,320,942      0.32%        36.74%

       Fidelity VIP -
         High Income Portfolio - Service Class ...........       137,733      9.691447        1,334,832      0.74%         7.64%

       Fidelity VIP -
         Overseas Portfolio - Service Class ..............       118,048     13.491426        1,592,636      0.30%        41.89%

       Fidelity VIP-II -
         Contrafund Portfolio - Service Class ............       240,062     14.020034        3,365,677      0.46%        23.65%

       Fidelity VIP-III - Growth Opportunities Portfolio -
         Service Class ...................................       212,333     11.671298        2,478,202      0.37%         3.77%

       Morgan Stanley -
         Emerging Markets Debt Portfolio .................         7,107      8.717559           61,956      0.73%        28.86%

       Nationwide SAT - Balanced Fund ....................        74,582     10.056111          750,005      0.58%         0.47%

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
       Nationwide SAT - Capital Appreciation Fund ........       181,521     11.623180        2,109,851      0.45%         3.86%

       Nationwide SAT - Equity Income Fund ...............         4,316     12.487973           53,898      0.86%        18.02%

       Nationwide SAT - Nationwide Global 50 Fund ........        87,461     12.702408        1,110,965      0.29%        22.43%

       Nationwide SAT - Government Bond Fund .............       755,102     10.372218        7,832,083      0.22%        (2.74)%

       Nationwide SAT - High Income Bond Fund ............        16,667     10.328712          172,149      0.65%         2.78%

       Nationwide SAT - Mid Cap Index Fund ...............        49,740     11.828670          588,358      0.31%        20.44%

       Nationwide SAT - Money Market Fund ................     1,550,267     10.776865       16,707,018      0.32%         4.43%

       Nationwide SAT - Multi Sector Bond Fund ...........        41,704     10.106222          421,470      0.41%         1.15%

       Nationwide SAT - Small Cap Growth Fund ............        29,320     20.447188          599,512      0.28%       157.03%

       Nationwide SAT - Small Cap Growth Fund
         Initial funding by Depositor (see note 1a) ......       100,000     20.501257        2,050,126      0.00%       157.03%

       Nationwide SAT - Small Cap Value Fund .............        16,261     10.925665          177,662      0.28%        27.33%

       Nationwide SAT - Small Company Fund ...............       202,708     12.991606        2,633,502      0.32%        43.45%

       Nationwide SAT - Strategic Growth Fund ............        48,159     19.361969          932,453      0.13%        84.02%

       Nationwide SAT - Strategic Value Fund .............        79,877      8.772237          700,700      0.16%        (3.46)%

       Nationwide SAT - Total Return Fund ................        13,172     10.805244          142,327      0.36%         6.52%

       Neuberger & Berman AMT - Guardian Portfolio .......        49,845     10.690765          532,881      0.42%        14.47%

       Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio ........................        43,280     17.314889          749,388      0.66%        53.28%

       Neuberger & Berman AMT - Partners Portfolio .......       104,066      9.985118        1,039,111      0.51%         6.94%

       Oppenheimer Aggressive Growth Fund / VA ...........       178,401     17.712996        3,160,016      0.20%        82.87%

       Oppenheimer Capital Appreciation Fund / VA ........       127,994     15.039330        1,924,944      0.19%        41.09%

       Oppenheimer
         Main Street Growth & Income Fund / VA ...........        48,784     10.835877          528,617      0.75%        21.22%

       Van Eck WIT -
         Worldwide Emerging Markets Fund .................        38,228     12.613718          482,197      0.45%        99.48%

       Van Eck WIT - Worldwide Hard Assets Fund ..........        38,220      8.246159          315,168      0.35%        20.52%

       Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio ................        51,147      8.593033          439,508      0.44%        (3.76)%

       Warburg Pincus Trust -
         Global Post-Venture Capital Portfolio ...........        44,018     14.762349          649,809      0.27%        62.85%

       Warburg Pincus Trust -
         International Equity Portfolio ..................        31,892     13.593893          433,536      0.42%         5.82%

       Warburg Pincus Trust - Value ......................        36,533     10.519954          384,325      0.32%        52.82%

     The BEST of AMERICA(R)
     America's FUTURE Life Series(SM) Reduced Fee Tier:

       American Century VP -
         American Century VP Income and Growth ...........       242,505     11.518727        2,793,349      0.41%***     20.18%***

       American Century VP -
         American Century VP International ...............        21,260     15.993145          340,014      0.50%***     79.60%***

                                                                     (Continued)

                       NATIONWIDE VL SEPARATE ACCOUNT - C
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
       Dreyfus Stock Index Fund ..........................       244,230     11.428481        2,791,178      0.68%***     18.97%***

       Fidelity VIP - Growth Portfolio - Service Class ...       208,919     12.550748        2,622,090      0.52%***     33.88%***

       Nationwide SAT - Government Bond Fund .............       705,360      9.890955        6,976,684      0.31%***     (1.45)%***

       Nationwide SAT - Money Market Fund ................       197,969     10.357933        2,050,550      0.61%***      4.74%***

       Nationwide SAT - Multi Sector Bond Fund ...........         1,287     10.168791           13,087      0.95%***      2.24%***

       Neuberger & Berman AMT - Guardian Portfolio .......        26,597     10.960631          291,520      0.39%***     12.76%***

       Oppenheimer Aggressive Growth Fund / VA ...........        44,061     16.605768          731,667      0.59%***    160.13%***

       Oppenheimer Capital Appreciation Fund / VA ........        68,065     13.231306          900,589      0.27%***     42.91%***
                                                               =========    ==========
                                                                                           $122,181,811
                                                                                           ============


     The following is a summary for 1998:

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
     The BEST of AMERICA(R)
     America's FUTURE Life Series(SM):

       American Century VP -
         American Century VP Income and Growth ...........        42,170    $10.891732     $    459,304      0.22%***     13.30%***

       American Century VP -
         American Century VP International ...............        31,340      9.768200          306,135      0.19%***     (3.46)%***

       American Century VP -
         American Century VP Value .......................        10,252      9.374321           96,106      0.24%***     (9.33)%***

       The Dreyfus Socially Responsible
         Growth Fund, Inc. ...............................           742     11.144998            8,270      0.18%***     17.07%***

       Dreyfus Stock Index Fund ..........................       547,841     11.030001        6,042,687      0.21%***     15.36%***

       Dreyfus VIF - Appreciation Portfolio ..............        27,277     11.025485          300,742      0.17%***     15.28%***

       Fidelity VIP -
         Equity-Income Portfolio - Service Class .........           924      9.906965            9,154      0.23%***     (1.39)%***

       Fidelity VIP - Growth Portfolio - Service Class ...       130,876     12.048634        1,576,877      0.16%***     30.55%***

       Fidelity VIP -
         High Income Portfolio - Service Class ...........       106,365      9.003329          957,639      0.23%***    (14.86)%***

       Fidelity VIP -
         Overseas Portfolio - Service Class ..............        70,301      9.508092          668,428      0.19%***     (7.33)%***

       Fidelity VIP-II -
         Contrafund Portfolio - Service Class ............       112,018     11.338370        1,270,102      0.20%***     19.95%***

       Fidelity VIP-III - Growth Opportunities Portfolio -
         Service Class ...................................        34,950     11.247664          393,106      0.17%***     18.61%***

       Morgan Stanley -
         Emerging Markets Debt Portfolio .................        13,412      6.765184           90,735      0.24%***    (48.23)%***

       Nationwide SAT - Balanced Fund ....................         8,085     10.009481           80,927      0.14%***      0.13%***

       Nationwide SAT - Capital Appreciation Fund ........        42,152     11.191056          471,725      0.19%***     17.76%***

       Nationwide SAT - Nationwide Global 50 Fund ........           239     10.374941            2,480      0.36%***      5.59%***

       Nationwide SAT - Government Bond Fund .............        47,339     10.664112          504,828      0.18%***      9.90%***

                                                                               UNIT          CONTRACT                     TOTAL
                                                                 UNITS      FAIR VALUE    OWNERS' EQUITY    EXPENSES*    RETURN**
                                                               ---------    ----------    --------------    ---------    --------
       Nationwide SAT - High Income Bond Fund ............        14,446     10.049520          145,175      0.18%***      0.75%***

       Nationwide SAT - Mid Cap Index Fund ...............           259      9.821278            2,544      0.35%***     (2.67)%***

       Nationwide SAT - Money Market Fund ................       695,771     10.319833        7,180,241      0.42%***      4.75%***

       Nationwide SAT - Multi Sector Bond Fund ...........        32,607      9.991296          325,786      0.19%***     (0.13)%***

       Nationwide SAT - Small Cap Value Fund .............        68,511      8.580808          587,880      0.13%***    (21.15)%***

       Nationwide SAT - Small Company Fund ...............        50,558      9.056852          457,896      0.17%***    (14.06)%***

       Nationwide SAT - Strategic Value Fund .............        31,219      9.086371          283,667      0.25%***    (13.63)%***

       Nationwide SAT - Total Return Fund ................        10,192     10.144232          103,390      0.22%***      2.15%***

       Neuberger & Berman AMT - Guardian Portfolio .......       128,350      9.338993        1,198,660      0.21%***     (9.85)%***

       Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio ........................        95,708     11.296584        1,081,173      0.17%***     19.34%***

       Neuberger & Berman AMT - Partners Portfolio .......        25,973      9.337008          242,510      0.22%***     (9.88)%***

       Oppenheimer Aggressive Growth Fund / VA ...........        53,218      9.685930          515,466      0.19%***     (4.68)%***

       Oppenheimer Capital Appreciation Fund / VA ........        11,744     10.659314          125,183      0.24%***      9.82%***

       Oppenheimer
         Main Street Growth & Income Fund / VA ...........        30,977      8.938847          276,899      0.17%***    (15.82)%***

       Van Eck WIT -
         Worldwide Emerging Markets Fund .................        21,058      6.323175          133,153      0.23%***    (54.82)%***

       Van Eck WIT - Hard Assets Fund ....................        12,094      6.842178           82,749      0.25%***    (47.08)%***

       Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio ................         1,612      8.928571           14,393      0.04%***    (15.97)%***

       Warburg Pincus Trust -
         Global Post-Venture Capital Portfolio ...........        24,245      9.065227          219,786      0.21%***    (13.94)%***

       Warburg Pincus Trust - International Equity .......        25,320      8.895388          225,231      0.24%***     (0.88)%***

       Warburg Pincus Trust - Value Portfolio ............        46,093      9.941469          458,232      0.19%***    (16.47)%***
                                                               =========    ==========
                                                                                           $ 26,899,259
                                                                                           ============


* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2000 and 1999, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

January 26, 2001

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)

                                                                                                 December 31,
                                                                                        -------------------------------
                                                                                             2000            1999
=======================================================================================================================
                                         ASSETS

Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                             $ 1,192,444     $ 1,051,556
    Equity securities                                                                           1,828           5,659
  Mortgage loans on real estate, net                                                          380,685         330,068
  Real estate, net                                                                              1,822           2,200
  Policy loans                                                                                  1,517             465
  Other long-term investments                                                                       8               -
  Short-term investments                                                                       61,194             706
-----------------------------------------------------------------------------------------------------------------------
                                                                                            1,639,498       1,390,654
-----------------------------------------------------------------------------------------------------------------------

Cash                                                                                                -           4,280
Accrued investment income                                                                      16,925          13,906
Deferred policy acquisition costs                                                             108,982          92,025
Reinsurance receivable from affiliate                                                          96,892          91,667
Other assets                                                                                   69,459          42,851
Assets held in separate accounts                                                            2,242,478       2,127,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                          $ 4,174,234     $ 3,762,463
=======================================================================================================================

                          LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                         $ 1,765,451     $ 1,480,807
Other liabilities                                                                              10,493          41,308
Liabilities related to separate accounts                                                    2,242,478       2,127,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                            4,018,422       3,649,195
-----------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 8 and 12)
Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                2,640           2,640
  Additional paid-in capital                                                                   77,960          52,960
  Retained earnings                                                                            72,063          59,536
  Accumulated other comprehensive income (loss)                                                 3,149          (1,868)
-----------------------------------------------------------------------------------------------------------------------
                                                                                              155,812         113,268
-----------------------------------------------------------------------------------------------------------------------
                                                                                          $ 4,174,234     $ 3,762,463
=======================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                                $ 55,992        $ 44,793       $ 28,549
  Life insurance premiums                                                          1,297             292             63
  Net investment income                                                           14,732          13,959         11,314
  Realized gains on investments                                                      842           5,208            696
  Other income                                                                       929           1,059          1,165
---------------------------------------------------------------------------------------------------------------------------
                                                                                  73,792          65,311         41,787
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                              11,097           8,548          4,881
  Other benefits and claims                                                        5,581           5,210          1,586
  Amortization of deferred policy acquisition costs                                9,893          13,592          4,348
  Other operating expenses                                                        29,982          24,185          8,952
---------------------------------------------------------------------------------------------------------------------------
                                                                                  56,553          51,535         19,767
---------------------------------------------------------------------------------------------------------------------------
    Income before federal income tax expense                                      17,239          13,776         22,020
---------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                         4,712           4,571          7,501
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                  $ 12,527        $  9,205       $ 14,519
===========================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                ($000's omitted)


                                                                                            Accumulated
                                                           Additional                          other             Total
                                              Common         paid-in        Retained       comprehensive     shareholder's
                                               stock         capital        earnings       income (loss)         equity
============================================================================================================================

December 31, 1997                             $ 2,640       $ 52,960         $ 35,812           $ 7,168       $   98,580

Comprehensive income:
  Net income                                        -              -           14,519                 -           14,519
  Net unrealized gains on securities
    available-for-sale arising during the
         year                                       -              -                -             2,887            2,887

                                                                                                             ---------------
  Total comprehensive income                                                                                      17,406
----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                               2,640         52,960           50,331            10,055          115,986
============================================================================================================================

Comprehensive income:
  Net income                                        -              -            9,205                 -            9,205
  Net unrealized losses on securities
    available-for-sale arising during the
         year                                       -              -                -           (11,923)         (11,923)

                                                                                                             ---------------
  Total comprehensive loss                                                                                        (2,718)
----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                               2,640         52,960           59,536            (1,868)         113,268
============================================================================================================================

Comprehensive income:
  Net income                                        -              -           12,527                 -           12,527
  Net unrealized gains on securities
    available-for-sale arising during the
         year                                       -              -                -             5,017            5,017
                                                                                                             ---------------
  Total comprehensive income                                                                                      17,544
                                                                                                             ---------------
  Capital contribution                              -         25,000                -                 -           25,000
----------------------------------------------------------------------------------------------------------------------------
December 31, 2000                             $ 2,640       $ 77,960         $ 72,063           $ 3,149        $ 155,812
============================================================================================================================



See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    2000           1999             1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                    $     12,527     $    9,205       $  14,519
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                              11,097          8,548           4,881
      Capitalization of deferred policy acquisition costs                            (38,932)       (33,965)        (29,216)
      Amortization of deferred policy acquisition costs                                9,893         13,592           4,348
      Amortization and depreciation                                                      625          1,351            (479)
      Realized gains on invested assets, net                                            (842)        (5,208)           (696)
      Increase in accrued investment income                                           (3,019)        (2,261)           (867)
      Increase in other assets                                                       (31,833)        (1,309)        (25,919)
      Increase in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                                      296,327        160,246         139,991
      (Decrease) increase in other liabilities                                       (33,516)        21,795          (3,883)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by operating activities                                  222,327        171,994         102,679
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            190,173        137,210         117,228
  Proceeds from sale of securities available-for-sale                                 47,537         73,864          17,403
  Proceeds from repayments of mortgage loans on real estate                           30,896         32,397          28,180
  Proceeds from sale of real estate                                                    1,269              -             707
  Proceeds from repayments of policy loans and sale of other invested assets             267            109              99
  Cost of securities available-for-sale acquired                                    (354,904)      (375,642)       (242,516)
  Cost of mortgage loans on real estate acquired                                     (82,250)       (93,500)        (78,180)
  Cost of real estate acquired                                                             -              -              (3)
  Short-term investments, net                                                        (60,488)         1,571          16,691
  Other, net                                                                          (1,327)          (242)           (216)
------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                     (228,827)      (224,233)       (140,607)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contribution received                                                       25,000              -               -
  Increase in investment product and universal life insurance
    product account balances                                                         173,269        192,893          74,828
  Decrease in investment product and universal life insurance
    product account balances                                                        (196,049)      (136,376)        (42,061)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                    2,220         56,517          32,767
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                       (4,280)         4,278          (5,161)

Cash, beginning of year                                                                4,280              2           5,163
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                               $          -      $   4,280      $        2
==============================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2000, 1999 and 1998
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including individual annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

         (e)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

         (f)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded
              -----------------

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Recently Issued Accounting Pronouncements
              -----------------------------------------

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, all derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 will result in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 will result in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) will be recorded in accumulated other comprehensive income at January 1, 2001. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign exchange rates during any period.

         (i)  Reclassification
              ----------------

              Certain items in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (3)  Investments
              -----------

              The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:


                                                                                             Gross         Gross
                                                                            Amortized      unrealized    unrealized     Estimated
                                                                               cost          gains         losses       fair value
             =======================================================================================================================
             December 31, 2000
              Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   Government corporations and agencies                   $      40,694     $     769   $       133     $    41,330
                 Obligations of states and political subdivisions                 3,129             -            37           3,092
                 Debt securities issued by foreign governments                    1,253            12            13           1,252
                 Corporate securities                                           662,849        11,717         7,859         666,707
                 Mortgage-backed securities - U.S. Government backed            236,368         2,190           413         238,145
                 Asset-backed securities                                        239,785         3,342         1,209         241,918
             -----------------------------------------------------------------------------------------------------------------------
                     Total fixed maturity securities                          1,184,078        18,030         9,664       1,192,444
               Equity securities                                                    979           849             -           1,828
             -----------------------------------------------------------------------------------------------------------------------
                                                                          $   1,185,057     $  18,879   $     9,664     $ 1,194,272
             =======================================================================================================================

             December 31, 1999
              Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   Government corporations and agencies                   $      36,717     $       2   $    1,198      $    35,521
                 Obligations of states and political subdivisions                   302             -            7              295
                 Debt securities issued by foreign governments                    2,256             2           22            2,236
                 Corporate securities                                           549,510         1,933       10,413          541,030
                 Mortgage-backed securities - U.S. Government backed            258,329         1,044        3,082          256,291
                 Asset-backed securities                                        218,698           232        2,747          216,183
             -----------------------------------------------------------------------------------------------------------------------
                     Total fixed maturity securities                          1,065,812         3,213       17,469        1,051,556
               Equity securities                                                  1,990         3,669            -            5,659
             -----------------------------------------------------------------------------------------------------------------------
                                                                          $   1,067,802     $   6,882   $   17,469      $ 1,057,215
             =======================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                    Amortized         Estimated
                                                                                       cost           fair value
             =======================================================================================================
             Fixed maturity securities available-for-sale:
                Due in one year or less                                            $    62,935        $   62,402
                Due after one year through five years                                  382,617           381,603
                Due after five years through ten years                                 195,109           199,554
                Due after ten years                                                     67,264            68,822
             -------------------------------------------------------------------------------------------------------
                                                                                       707,925           712,381
                 Mortgage-backed securities                                            236,368           238,145
                 Asset-backed securities                                               239,785           241,918
             -------------------------------------------------------------------------------------------------------
                                                                                   $ 1,184,078       $ 1,192,444
             =======================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:


                                                                                          2000            1999
         ===========================================================================================================

         Gross unrealized gains (losses)                                                $ 9,215       $ (10,587)
         Adjustment to deferred policy acquisition costs                                 (4,369)          7,714
         Deferred federal income tax                                                     (1,697)          1,005
         -----------------------------------------------------------------------------------------------------------
                                                                                        $ 3,149      $   (1,868)
         ===========================================================================================================

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                     $ 22,622       $ (35,128)       $ 3,922
           Equity securities                                               (2,820)         (1,861)         2,467
         ------------------------------------------------------------------------------------------------------------
                                                                         $ 19,802       $ (36,989)       $ 6,389
         ============================================================================================================

Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $47,537, $73,864 and $17,403, respectively. During 2000, gross gains of $376 ($297 and $509 in 1999 and 1998, respectively) and gross losses of $1,413 ($37 and none in 1999 and 1998, respectively) were realized on those sales.

The Company had no investments that were non-income producing for the twelve month periods preceding December 31, 2000 and 1999.

Real estate is presented at cost less accumulated depreciation of $138 as of December 31, 2000 ($155 as of December 31, 1999). There was no valuation allowance as of December 31, 2000 or 1999.

There were no recorded investments in mortgage loans on real estate considered to be impaired as of December 31, 2000 ($881 as of December 31, 1999). No valuation allowance was recorded for these loans as of December 31, 2000 or 1999. During 2000, the average recorded investment in impaired mortgage loans on real estate was approximately $527 ($885 in 1999) and there was no interest income recognized on those loans (none in 1999).

The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 2000, which was unchanged from the previous two years.

An analysis of investment income by investment type follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                  $ 75,426        $ 66,160       $ 56,398
           Mortgage loans on real estate                                  27,821          23,475         21,124
           Real estate                                                       461             413            379
           Short-term investments                                          1,352           1,580          1,361
           Other                                                             431             334            178
         ------------------------------------------------------------------------------------------------------------
               Total investment income                                   105,491          91,962         79,440
         Less:
           Investment expenses                                             1,988           2,040          1,773
           Net investment income ceded (note 11)                          88,771          75,963         66,353
         ------------------------------------------------------------------------------------------------------------
               Net investment income                                    $ 14,732        $ 13,959       $ 11,314
         ============================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Fixed maturity securities available-for-sale                   $ (1,037)      $    260          $ 509
         Mortgage loans on real estate                                      (261)             7              -
         Real estate and other                                              2,140         4,941            187
         ------------------------------------------------------------------------------------------------------------
                                                                        $     842      $  5,208          $ 696
         ============================================================================================================

         Fixed maturity securities with an amortized cost of $3,420 and $3,540 were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

(4)      Derivative Financial Instruments
         --------------------------------

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (h) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated investments to U.S. dollars.

         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


                                                                                          2000            1999
         ===========================================================================================================
         Interest rate swaps -
            Pay fixed/receive variable rate swaps hedging investments                $   7,585         $ 1,585
            Pay variable/receive fixed rate swaps hedging investments                    5,000             -

         Foreign currency swaps -
             Hedging foreign currency denominated investments                        $   1,420         $ 1,420

         Interest rate futures contracts                                             $  18,700         $ 2,483
         -----------------------------------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Federal Income Tax
         ------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2000 and 1999 are as follows:


                                                                                          2000            1999
         ===========================================================================================================
         Deferred tax assets:
           Fixed maturity securities                                                    $    -       $   3,905
           Future policy benefits                                                        9,874          17,454
           Liabilities in separate accounts                                             18,505          15,603
           Mortgage loans on real estate and real estate                                   267             266
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                            28,646          37,228
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                     4,188               -
           Equity securities                                                               297           1,284
           Deferred policy acquisition costs                                            14,963          15,624
           Other                                                                        11,525          13,799
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                       30,973          30,707
         -----------------------------------------------------------------------------------------------------------
              Net deferred tax (liability) asset                                      $ (2,327)      $   6,521
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2000, 1999 and 1998 based on its analysis of future deductible amounts.

         The Company's current federal income tax (asset) liability was $(3,544) and $1,860 as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:


                                                                          2000            1999            1998
         -----------------------------------------------------------------------------------------------------------
         Currently payable                                            $ (1,434)        $ 4,391        $ 10,014
         Deferred tax expense (benefit)                                  6,146             180          (2,513)
         -----------------------------------------------------------------------------------------------------------
                                                                      $  4,712         $ 4,571       $   7,501
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                                           2000                   1999                  1998
                                                   ---------------------  ---------------------  --------------------
                                                     Amount        %        Amount        %        Amount       %
         ============================================================================================================
         Computed (expected) tax expense             $ 6,034      35.0      $ 4,822      35.0      $ 7,707     35.0
         Tax exempt interest and dividends
            received deduction                        (1,324)     (7.7)        (255)     (1.8)        (223)    (1.0)
         Other, net                                        2       -              4       -             17      0.1
         ------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)   $ 4,712      27.3      $ 4,571      33.2      $ 7,501     34.1
         ============================================================================================================

         Total federal income tax paid was $3,970, $4,053 and $9,298 during the years ended December 31, 2000, 1999 and 1998, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(6)      Comprehensive Income
         --------------------

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                            2000            1999           1998
         ============================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                         $ 18,765       $ (36,729)       $ 6,898
            Adjustment to deferred policy acquisition costs                (12,083)         18,645         (1,947)
            Related federal income tax (expense) benefit                    (2,339)          6,330         (1,733)
         ------------------------------------------------------------------------------------------------------------
               Net                                                           4,343         (11,754)         3,218
         ------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                            1,037            (260)          (509)
            Related federal income tax expense (benefit)                      (363)             91            178
         ------------------------------------------------------------------------------------------------------------
               Net                                                             674            (169)          (331)
         ------------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                           $ 5,017       $ (11,923)       $ 2,887
         ============================================================================================================

(7)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
                                                           amount        fair value         amount        fair value
=======================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                $ 1,191,741     $ 1,191,741     $  1,051,447    $  1,051,447
               Equity securities                              1,828           1,828            5,659           5,659
             Mortgage loans on real estate, net             380,685         388,396          330,068         324,610
             Policy loans                                     1,517           1,517              465             465
             Short-term investments                          61,194          61,194              706             706
           Cash                                                   -               -            4,280           4,280
           Assets held in separate accounts               2,242,478       2,242,478        2,127,080       2,127,080

         Liabilities:
           Investment contracts                          (1,616,017)     (1,562,224)      (1,335,787)     (1,283,459)
           Policy reserves on life insurance contracts     (149,434)       (149,783)        (145,020)       (145,370)
           Liabilities related to separate accounts      (2,242,478)     (2,189,633)      (2,127,080)     (2,082,541)

         Derivative financial instruments:
           Interest rate swaps hedging assets                   703             952              109             109
           Foreign currency swaps                               128             128              (18)            (18)
           Futures contracts                                   (151)           (151)              21              21

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $16,280 extending into 2001 were outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLAIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLAIC's credit risk from these derivative financial instruments was $1.0 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 29% (30% in 1999) in any geographic area and no more than 1% (5% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000 17% (22% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(9)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $77, $127 and $235, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $1,090 and $1,040, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $132, $177 and $130, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                 ------------------------------  ---------------------------
                                                                       2000          1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                    $ 1,811,400   $ 2,185,000    $    239,800    $  270,100
         Service cost                                                    81,400        80,000          12,200        14,200
         Interest cost                                                  125,300       109,900          18,700        17,600
         Actuarial loss (gain)                                           34,800       (95,000)         16,100       (64,400)
         Plan settlement                                                      -      (396,100)            -             -
         Benefits paid                                                  (71,200)      (72,400)        (10,400)      (11,000)
         Acquired companies                                                 -             -                 -        13,300
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                            1,981,700     1,811,400         276,400       239,800
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year               2,247,600     2,541,900          91,300        77,900
         Actual return on plan assets                                   140,900       161,800          12,200         3,500
         Employer contribution                                                -        12,400          26,300        20,900
         Plan curtailment in 2000/settlement in 1999                     19,800      (396,100)            -             -
         Benefits paid                                                  (71,200)      (72,400)        (10,400)      (11,000)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                     2,337,100     2,247,600         119,400        91,300
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                  355,400       436,200        (157,000)     (148,500)
         Unrecognized prior service cost                                 25,000        28,200             -             -
         Unrecognized net gains                                        (311,700)     (402,000)        (34,100)      (46,700)
         Unrecognized net (asset) obligation at transition               (6,400)       (7,700)          1,000         1,100
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                            $      62,300 $      54,700     $ (190,100)   $ (194,100)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:


                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
                                                                       2000          1999            2000          1999
         ===================================================================================================================

         Weighted average discount rate                                6.75%         7.00%           7.50%         7.80%
         Rate of increase in future compensation levels                5.00%         5.25%            -             -
         Assumed health care cost trend rate:
               Initial rate                                              -             -            15.00%        15.00%
               Ultimate rate                                             -             -             5.50%         5.50%
               Uniform declining period                                  -             -             5 Years       5 Years
         -------------------------------------------------------------------------------------------------------------------

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 follows:


                                                                          2000            1999            1998
         ===========================================================================================================

         Service cost (benefits earned during the period)             $   81,400      $   80,000      $   87,600
         Interest cost on projected benefit obligation                   125,300         109,900         123,400
         Expected return on plan assets                                 (184,500)       (160,300)       (159,000)
         Recognized gains                                                (11,800)         (9,100)         (3,800)
         Amortization of prior service cost                                3,200           3,200           3,200
         Amortization of unrecognized transition obligation (asset)       (1,300)         (1,400)          4,200
         -----------------------------------------------------------------------------------------------------------
                                                                      $   12,300      $   22,300      $   55,600
         ===========================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67,100. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32,900. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19,800.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         Weighted average discount rate                                  7.00%           6.08%           6.00%
         Rate of increase in future compensation levels                  5.25%           4.33%           4.25%
         Expected long-term rate of return on plan assets                8.25%           7.33%           7.25%
         -----------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         Service cost (benefits attributed to employee service
            during the year)                                            $ 12,200        $ 14,200       $   9,800
         Interest cost on accumulated postretirement benefit
            obligation                                                    18,700          17,600          15,400
         Expected return on plan assets                                   (7,900)         (4,800)         (4,400)
         Amortization of unrecognized transition obligation of
            affiliates                                                       600             600             200
         Net amortization and deferral                                    (1,300)           (500)            600
         -----------------------------------------------------------------------------------------------------------
                                                                        $ 22,300        $ 27,100        $ 21,600
         ===========================================================================================================

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         NPPBC:
           Discount rate                                             7.80%           6.65%           6.70%
           Long term rate of return on plan
               assets, net of tax in 1999 and 1998                   8.30%           7.15%           5.83%
           Assumed health care cost trend rate:
               Initial rate                                         15.00%          15.00%          12.00%
               Ultimate rate                                         5.50%           5.50%           6.00%
               Uniform declining period                            5 Years         5 Years        12 Years
         -----------------------------------------------------------------------------------------------------------

         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(10)     Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2000, 1999 and 1998 was $67,769, $63,275 and $70,135, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2000, 1999 and 1998 was $(6,150), $(305) and $(3,371),
         respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLAIC. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for NLAIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $6,777.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates
         ----------------------------

         In December 2000, the Company received a capital contribution from NLIC in the amount of $25,000.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $441, $660 and $430, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $4,704, $5,150 and $2,933, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. Amounts ceded to NLIC in 2000 are included in NLIC's results of operations for 2000 and include premiums of $432,803 ($258,468 and $241,503 in 1999 and 1998, respectively), net investment income of $88,771 ($75,963 and $66,353 in 1999 and 1998, respectively) and benefits, claims and other expenses of $524,715 ($319,240 and $296,659 in 1999 and 1998, respectively). In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract was ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 in 1999 (none in 2000) and expenses of $185 and $3,150 during 2000 and 1999, respectively. Policy reserves ceded under this agreement totaled $96,892 and $91,667 as of December 31, 2000 and 1999,
         respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $56,332 and $706 as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying balance sheets.

(12)     Contingencies
         -------------

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports two product segments: Individual Annuity and Life Insurance. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.


                                               Individual         Life
                                                 Annuity        Insurance       Corporate         Total
         ====================================================================================================
         2000:
         Net investment income                  $     5,349     $    2,831      $    6,552      $   14,732
         Other operating revenue                     35,650         22,568               -          58,218
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)              40,999         25,399           6,552          72,950
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                          8,078          3,019               -          11,097
         Amortization of deferred policy
            acquisition costs                         9,189            704               -           9,893
         Other benefits and expenses                 22,098         13,465               -          35,563
         ----------------------------------------------------------------------------------------------------
            Total expenses                           39,365         17,188               -          56,553
         ----------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                        1,634          8,211           6,552          16,397
         Realized gains on investments                 -               -               842             842
         ----------------------------------------------------------------------------------------------------
         Income before federal
            income tax                          $     1,634     $    8,211      $    7,394      $   17,239
         ====================================================================================================
         Assets as of year end                  $ 3,573,040     $  548,240      $   52,954      $4,174,234
         ----------------------------------------------------------------------------------------------------
         1999:
         Net investment income                  $     6,246     $    1,596      $    6,117      $   13,959
         Other operating revenue                     29,497         16,647               -          46,144
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)              35,743         18,243           6,117          60,103
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                          6,561          1,987               -           8,548
         Amortization of deferred policy
            acquisition costs                         8,649          4,943               -          13,592
         Other benefits and expenses                 20,971          8,424               -          29,395
         ----------------------------------------------------------------------------------------------------
            Total expenses                           36,181         15,354               -          51,535
         ----------------------------------------------------------------------------------------------------
         Operating income (loss) before
            federal income tax                         (438)         2,889           6,117           8,568
         Realized gains on investments                    -              -           5,208           5,208
         ----------------------------------------------------------------------------------------------------
         Income (loss) before federal
            income tax                          $      (438)    $    2,889      $   11,325      $   13,776
         ====================================================================================================

         Assets as of year end                  $ 3,309,810     $  382,388      $   70,265      $3,762,463
         ----------------------------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

                                               Individual         Life
                                                 Annuity        Insurance       Corporate         Total
         ====================================================================================================
         1998:
         Net investment income                 $    5,375        $       408     $   5,531       $      11,314
         Other operating revenue                   21,391              8,386             -              29,777
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)            26,766              8,794         5,531              41,091
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                        4,660                221             -               4,881
         Amortization of deferred policy
            acquisition costs                       3,974                374             -               4,348
         Other benefits and expenses                6,529              4,009             -              10,538
         ----------------------------------------------------------------------------------------------------
            Total expenses                         15,163              4,604             -              19,767

         ----------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                            11,603              4,190         5,531              21,324
         Realized gains on investments                  -                  -           696                 696
         ----------------------------------------------------------------------------------------------------
         Income before federal
             income tax                        $   11,603        $     4,190     $   6,227       $      22,020
         ====================================================================================================
         Assets as of year end                 $2,664,869        $    92,482     $  82,087       $   2,839,438
         ----------------------------------------------------------------------------------------------------

          (1)  Excludes net realized gains and losses on investments

The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

      Corporate Flexible Premium Variable Universal Life Insurance Policies

             Issued by Nationwide Life and Annuity Insurance Company

                  through its Nationwide VL Separate Account-C


                   The date of this prospectus is May 1, 2001.


--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.


The following underlying mutual funds are available under the policies (not all underlying mutual funds are available in every state):


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE
AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
-        American Century VP Balanced
-        American Century VP Income & Growth
-        American Century VP International
-        American Century VP Value


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
-        Small Company Growth Portfolio


DREYFUS


-        Dreyfus Investment Portfolios - European Equity Portfolio
         - Initial Shares
-        The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
-        Dreyfus Stock Index Fund, Inc. - Initial Shares
-        Dreyfus Variable Investment Fund - Appreciation Portfolio
         - Initial Shares (formerly, Dreyfus Variable Investment Fund
         - Capital Appreciation Portfolio)
-        Dreyfus Variable Investment Fund - Growth & Income Portfolio
         - Initial Shares *

FIDELITY VARIABLE INSURANCE PRODUCTS FUND


-        VIP Equity-Income Portfolio - Initial Class
-        VIP Growth Portfolio - Initial Class
-        VIP High Income Portfolio - Initial Class *
-        VIP Overseas Portfolio - Initial Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


-        VIP II Asset Manager Portfolio - Initial Class
-        VIP II Contrafund(R) Portfolio - Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

-        VIP III Growth Opportunities Portfolio - Initial Class


JANUS ASPEN SERIES

-        Janus Aspen Series - Capital Appreciation Portfolio: Service Shares
-        Janus Aspen Series - Global Technology Portfolio: Service Shares
-        Janus Aspen Series - International Growth Portfolio: Service Shares

MORGAN STANLEY

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
-        Emerging Markets Debt Portfolio
-        U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST

-        Capital Appreciation Fund
-        Dreyfus NSAT Mid Cap Index Fund (formerly.
         Nationwide(R) Mid Cap Index Fund)
-        Gartmore NSAT Emerging Markets Fund
-        Gartmore NSAT Global Technology and Communications Fund
-        Gartmore NSAT International Growth Fund
-        Government Bond Fund
-        MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi Sector
         Bond Fund)
-        Money Market Fund
- Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Franklin Advisers, Inc., Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company)
-        Nationwide(R) Small Cap Value Fund (sub-adviser: The Dreyfus
         Corporation)
- Nationwide(R) Small Company Fund (sub-advisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., and Waddell & Reed Investment Management Company)
-        Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic
         Growth Fund)
-        Total Return Fund
-        Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

-        AMT Growth Portfolio
-        AMT Guardian Portfolio
-        AMT Limited Maturity Bond Portfolio
-        AMT Partners Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS


- Oppenheimer Aggressive Growth Fund /VA (formerly, Oppenheimer Capital Appreciation Fund)
-        Oppenheimer Bond Fund/VA
-        Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer
         Growth Fund)
-        Oppenheimer Global Securities Fund/VA
-        Oppenheimer Main Street Growth & Income Fund/VA
-        Oppenheimer Multiple Strategies Fund/VA


STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN ECK WORLDWIDE INSURANCE TRUST


-        Worldwide Bond Fund
-        Worldwide Emerging Markets Fund
-        Worldwide Hard Assets Fund

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
-        American Century VP Capital Appreciation


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
-        Global Post-Venture Capital Portfolio (formerly, Post-Venture
         Capital Portfolio)
-        International Equity Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.


-        International Stock Fund II
-        Strong Discovery Fund II, Inc.



For general information or to obtain FREE copies of the:

- prospectus, annual report or semi-annual report for any underlying mutual fund; and
-        any required Nationwide forms.

call:

                  1-800-547-7548
     TDD          1-800-238-3035

or write:

     NATIONWIDE LIFE AND ANNUITY
     INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                  www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                             www.bestofamerica.com


THIS POLICY:

-        IS NOT A BANK DEPOSIT
-        IS NOT FDIC INSURED
-        IS NOT INSURED OR ENDORSED BY A BANK OR ANY
         FEDERAL GOVERNMENT AGENCY
-        IS NOT AVAILABLE IN EVERY STATE
-        MAY GO DOWN IN VALUE


The life insurance policies offered by this prospectus are corporate flexible premium variable universal life insurance policies. They are designed for use by corporations and employers, to provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account-C (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide Life and Annuity Insurance Company ("Nationwide") guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction - refer to your policy for specific benefit information.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and current expense charges with an annual effective interest rate of 4%.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value. On the monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

TARGET PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VL Separate Account-C, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF POLICY EXPENSES....................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

SYNOPSIS OF THE POLICIES......................................

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY.................

NATIONWIDE INVESTMENT SERVICES

CORPORATION...................................................

INVESTING IN THE POLICY.......................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES................................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing


POLICY CHARGES................................................
     Sales Load
     Tax Load
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges


SURRENDERING THE POLICY FOR CASH..............................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE.......................................

POLICY PROVISIONS.............................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.......................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE...............................................




POLICY LOANS..................................................
     Taking a Policy Loan
     Effect on Investment Performance
     Loan Interest
     Effect on Death Benefit and Cash Value
     Repayment


ASSIGNMENT....................................................

POLICY OWNER SERVICES.........................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.....................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION...........................................

GRACE PERIOD..................................................
     Reinstatement

TAX MATTERS...................................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

STATE REGULATION..............................................

REPORTS TO POLICY OWNERS......................................

ADVERTISING...................................................

LEGAL PROCEEDINGS.............................................

EXPERTS.......................................................

REGISTRATION STATEMENT........................................

DISTRIBUTION OF THE POLICIES..................................

ADDITIONAL INFORMATION ABOUT

     NATIONWIDE...............................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: ILLUSTRATIONS OF CASH VALUES,
   CASH SURRENDER VALUES, AND DEATH BENEFITS..................

APPENDIX C: PERFORMANCE SUMMARY INFORMATION...................

SUMMARY OF POLICY EXPENSES


Nationwide deducts certain charges from the policy. Charges are made for administrative, tax and sales loads, providing life insurance protection, and assuming the mortality and expense risks.

Nationwide deducts a sales load and a tax load from premium payments. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. On a current basis, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter (see "Sales Load").

The tax load is 3.5% of premiums for all states (see "Tax Load").

The mortality and expense risk charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, the annualized rate will be 0.40% in policy years 1 through 4, 0.25% in policy years 5 through 20, and 0.10% thereafter. Nationwide deducts the following charges from the cash value of the policy:

-        monthly cost of insurance;
- monthly cost of any additional benefits provided by riders to the policy; and
-        monthly administrative expense charge.

Currently, the administrative expense charge is $5 per month. The administrative expense charge is guaranteed not to exceed $10 per month.


Nationwide does not deduct a surrender charge from the polices.

For more information about any policy charge, see "Policy Charges" in this prospectus.


                                               UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

---------------------------------------------------------------------------------------------------------------------------
                                                           Management        Other         12b-1       Total Underlying
                                                              Fees         Expenses         Fees     Mutual Fund Expenses
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American         0.90%           0.00%         0.00%             0.90%
Century VP Balanced

American Century Variable Portfolios, Inc. - American        0.98%           0.00%         0.00%             0.98%
Century VP Capital Appreciation

American Century Variable Portfolios, Inc. - American        0.70%           0.00%         0.00%             0.70%
Century VP Income & Growth

American Century Variable Portfolios, Inc. - American        1.23%           0.00%         0.00%             1.23%
Century VP International

American Century Variable Portfolios, Inc. - American        1.00%           0.00%         0.00%             1.00%
Century VP Value

Credit Suisse Warburg Pincus Trust - Global                  1.14%           0.26%         0.00%              1.40%
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust - Global Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust - Post-Venture Capital
Portfolio)

Credit Suisse Warburg Pincus Trust - International           1.00%           0.30%         0.00%             1.30%
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)

Credit Suisse Warburg Pincus Trust - Small Company           0.90%           0.21%         0.00%             1.11%
Growth Portfolio (formerly, Warburg Pincus Trust -
Small Company Growth Portfolio)

Dreyfus Investment Portfolios - European Equity              1.00%           0.25%         0.00%             1.25%
Portfolio - Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc. -         0.75%           0.03%         0.00%             0.78%
Initial Shares

Dreyfus Stock Index Fund, Inc. - Initial Shares              0.25%           0.01%         0.00%             0.26%

Dreyfus Variable Investment Fund - Appreciation              0.75%           0.03%         0.00%             0.78%
Portfolio - Initial Shares (formerly, Capital
Appreciation Portfolio)

Dreyfus Variable Investment Fund - Growth & Income           0.75%           0.03%         0.00%             0.78%
Portfolio - Initial Shares

Fidelity VIP Equity-Income Portfolio*                        0.48%           0.08%         0.00%             0.56%

Fidelity VIP Growth Portfolio*                               0.57%           0.08%         0.00%             0.65%

Fidelity VIP High Income Portfolio                           0.58%           0.10%         0.00%             0.68%

Fidelity VIP Overseas Portfolio*                             0.72%           0.17%         0.00%             0.89%

Fidelity VIP II Asset Manager Portfolio                      0.53%           0.08%         0.00%             0.61%

Fidelity VIP II Contrafund(R)Portfolio*                      0.57%           0.09%         0.00%             0.66%

Fidelity VIP III Growth Opportunities Portfolio              0.58%           0.10%         0.00%             0.68%

Janus Aspen Series - Capital Appreciation Portfolio:         0.65%           0.02%         0.25%             0.92%
Service Shares

Janus Aspen Series - Global Technology Portfolio:            0.65%           0.04%         0.25%             0.94%
Service Shares

Janus Aspen Series - International Growth Portfolio:         0.65%           0.06%         0.25%             0.96%
Service Shares

NSAT Capital Appreciation Fund                               0.60%           0.20%         0.00%             0.80%

NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,              0.50%           0.15%         0.00%             0.65%
Nationwide Mid Cap Index Fund)

 NSAT Gartmore NSAT Emerging Markets Fund                    1.15%           0.60%         0.00%             1.75%

NSAT Gartmore NSAT Global Technology and Communications      0.98%           0.37%         0.00%             1.35%
Fund

NSAT Gartmore NSAT International Growth Fund                 1.00%           0.60%         0.00%             1.60%

NSAT Government Bond Fund                                    0.50%           0.16%         0.00%             0.66%
---------------------------------------------------------------------------------------------------------------------------


                                         UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
                                                           Management        Other         12b-1        Total Underlying
                                                              Fees          Expenses        Fees      Mutual Fund Expenses
----------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly,               0.75%          0.15%         0.00%             0.90%
Nationwide Multi Sector Bond Fund)

NSAT Money Market Fund                                        0.39%          0.16%         0.00%             0.55%

NSAT Nationwide Small Cap Growth Fund (formerly,              1.10%          0.20%         0.00%             1.30%
Nationwide Select Advisers Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund                          0.90%          0.15%         0.00%             1.05%

NSAT Nationwide Small Company Fund                            0.93%          0.28%         0.00%             1.21%

NSAT Strong NSAT Mid Cap Growth Fund (formerly,               0.90%          0.10%         0.00%             1.00%
Nationwide Strategic Growth Fund)

NSAT Total Return Fund                                        0.58%          0.20%         0.00%             0.78%

NSAT Turner NSAT Growth Focus Fund                            0.90%          0.45%         0.00%             1.35%

Neuberger Berman AMT Growth Portfolio                         0.82%          0.08%         0.00%             0.90%

Neuberger Berman AMT Guardian Portfolio                       0.85%          0.15%         0.00%             1.00%

Neuberger Berman AMT Limited Maturity Bond Portfolio          0.65%          0.11%         0.00%             0.76%

Neuberger Berman AMT Partners Portfolio                       0.82%          0.10%         0.00%             0.92%

Oppenheimer Variable Account Funds - Oppenheimer              0.62%          0.02%         0.00%             0.64%
Aggressive Growth Fund/VA (formerly, Oppenheimer
Capital Appreciation Fund)

Oppenheimer Variable Account Funds -  Oppenheimer Bond        0.72%          0.04%         0.00%             0.76%
Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer              0.64%          0.03%         0.00%             0.67%
Capital Appreciation/VA (formerly, Oppenheimer Growth
Fund)

Oppenheimer Variable Account Funds - Oppenheimer Global       0.64%          0.04%         0.00%             0.68%
Securities Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main         0.70%          0.03%         0.00%             0.73%
Street Growth & Income Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer              0.72%          0.04%         0.00%             0.76%
Multiple Strategies Fund/VA

Strong Opportunity Fund II, Inc. (formerly, Strong            1.00%          0.11%         0.00%             1.11%
Special Fund II, Inc.)

Strong Variable Insurance Funds, Inc. - International         1.00%          0.16%         0.00%             1.16%
Stock Fund II

Strong Variable Insurance Funds, Inc. - Strong                1.00%          0.22%         0.00%             1.22%
Discovery Fund II, Inc.

The Universal Institutional Funds, Inc. - Emerging            0.59%          0.81%         0.00%             1.40%
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)

The Universal Institutional Funds, Inc. - U.S. Real           0.74%          0.36%         0.00%             1.10%
Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund       1.00%          0.15%         0.00%             1.15%

Van Eck Worldwide Insurance Trust - Worldwide Emerging        1.00%          0.26%         0.00%             1.26%
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard            1.00%          0.14%         0.00%             1.14%
Assets Fund


*Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying fund prospectus for details.


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                               UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                        (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, BEFORE EXPENSE REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------------------------
                                                           Management        Other         12b-1        Total Underlying
                                                              Fees          Expenses        Fees      Mutual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture       1.25%          0.28%         0.00%              1.53%
Capital Portfolio (formerly, Warburg Pincus Trust -
Global Post-Venture Capital Portfolio) (formerly,
Warburg Pincus Trust - Post-Venture Capital Portfolio)

Credit Suisse Warburg Pincus Trust - International             1.00%          0.32%         0.00%              1.32%
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)

Credit Suisse Warburg Pincus Trust - Small Company             0.90%          0.23%         0.00%              1.13%
Growth Portfolio (formerly, Warburg Pincus Trust - Small
Company Growth Portfolio)

Dreyfus Investment Portfolios - European Equity                1.00%          0.60%         0.00%              1.60%
Portfolio - Initial Shares

NSAT Capital Appreciation Fund                                 0.60%          0.23%         0.00%              0.83%

NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,                0.50%          0.40%         0.00%              0.90%
Nationwide Mid Cap Index Fund

NSAT Gartmore NSAT Emerging Markets Fund                       1.15%          2.94%         0.00%              4.09%

NSAT Gartmore NSAT Global Technology and Communications        0.98%          1.59%         0.00%              2.57%
Fund

NSAT Gartmore NSAT International Growth Fund                   1.00%          1.88%         0.00%              2.88%

NSAT Government Bond Fund                                      0.50%          0.23%         0.00%              0.73%

NSAT MAS NSAT Multi Sector Bond Fund (formerly,                0.75%          0.34%         0.00%              1.09%
Nationwide Multi Sector Bond Fund)

NSAT Money Market Fund                                         0.39%          0.22%         0.00%              0.61%

NSAT Nationwide Small Cap Growth Fund (formerly,               1.10%          0.50%         0.00%              1.60%
Nationwide Select Advisers Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund                           0.90%          0.30%         0.00%              1.20%

NSAT Strong NSAT Mid Cap Growth Fund (formerly,                0.90%          0.27%         0.00%              1.17%
Nationwide Strategic Growth Fund)

NSAT Total Return Fund                                         0.58%          0.23%         0.00%              0.81%

NSAT Turner NSAT Growth Focus Fund                             0.90%          4.13%         0.00%              5.03%

Strong Opportunity Fund II, Inc. (formerly, Strong             1.00%          0.18%         0.00%              1.18%
Special Fund II, Inc.)

Strong Variable Insurance Funds, Inc. - International          1.00%          0.58%         0.00%              1.58%
Stock Fund II

Strong Variable Insurance Funds, Inc. - Strong                 1.00%          0.25%         0.00%              1.25%
Discovery Fund II, Inc.

The Universal Institutional Funds, Inc. - Emerging             0.80%          0.81%         0.00%              1.61%
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)

The Universal Institutional Funds, Inc. - U.S. Real            0.80%          0.36%         0.00%              1.16%
Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund        1.00%          0.21%         0.00%              1.21%

Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%          0.33%         0.00%              1.33%
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard             1.00%          0.16%         0.00%              1.16%
Assets Fund
----------------------------------------------------------------------------------------------------------------------------

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS


Riders may be added to the policy (availability varies by state).


Riders currently include:
-      Additional Protection Rider;
-      Change of Insured Rider; and
-      Maturity Extension Rider.

POLICY CANCELLATION


Policy owners may return the policy for any reason within certain time periods in accordance with applicable law and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE


Nationwide offers variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.


NATIONWIDE INVESTMENT SERVICES CORPORATION


The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.


INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-C is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on July 22,1997, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may elect to transfer all sub-account cash value to the fixed account. No transfer charges will be assessed. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

(1) shares of a current underlying mutual fund option are no longer available for investment; or

(2)     further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Premium payments will be allocated to the fixed account by election of the policy owner.

The general account is not subject to the same laws as the variable account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.


The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than an annual effective rate of 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of an annual effective rate of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

The fixed account is not available for policies issued in the State of Texas.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

-       the insured must be 80 or younger;

- Nationwide may require satisfactory evidence of insurability (including a medical exam); and

-       a minimum specified amount of $50,000.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

- Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

- premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

- Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums payments will not be priced, when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                -        Independence Day
-        Martin Luther King, Jr. Day   -        Labor Day
-        Presidents' Day               -        Thanksgiving
-        Good Friday                   -        Christmas
-        Memorial Day

Nationwide also will not price premium payments if:

(1)     trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD


Nationwide deducts a sales load from each premium payment received. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. Currently, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% of all premiums thereafter. The target premium is a premium based upon the specified amount. It is the level annual premium amount at which the sales load is reduced on a current basis.

TAX LOAD

Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may be more or less than the amount actually assessed in the state in which a particular policy owner resides.


MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will be unisex and will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday, aggregate as to tobacco status (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical," guaranteed issue, or simplified issue basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual administrative expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $5 per month in all policy years. On a guaranteed basis, this charge is $10 per month in all policy years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges.

The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.


Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. Mortality and expense risk deductions may vary from policy to policy because they are charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, this rate will be equal to an annualized rate of 0.40% during policy years 1 through 4, 0.25% during policy years 5 through 20, and 0.10% thereafter.

To the extent that future levels of mortality and expenses are less than or equal to those expected, Nationwide may realize a profit from this charge. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, monthly administrative charge, monthly cost of insurance charge, or other charges), and Nationwide may modify the cash surrender value enhancement, where the size or nature of the group results in savings in sales, underwriting, administrative, or other costs to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide, including employees of Nationwide and their families. Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

-        the number of insureds;
-        the total premium expected to be paid;
-        total assets under management for the policy owner;
-        the nature of the relationship among individual insureds;
-        the purpose for which the policies are being purchased;
-        the expected persistency of individual policies; and
- any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.

CASH SURRENDER VALUE


The cash surrender value increases or decreases daily to reflect the investment experience of the variable account, the daily crediting of interest in the fixed account, and activity in the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender of the policy, minus any indebtedness or other deductions due on that date, plus any applicable temporary enhancement.

Other Amounts Paid at Surrender

For policies purchased by corporations and other groups, an amount may be paid by Nationwide in addition to the policy's cash value if, during a limited, specified time period, the policy is completely surrendered and the proceeds are paid directly to the entity that was the policy owner on the date of issue. These payment will not be made from the policy, but are a separate obligation of Nationwide. This additional surrender payment may not apply to partial surrenders, or to complete surrenders for which the policy owner instructs that proceeds be paid to a party other than the policy owner as of the date of issue. This additional surrender payment is not available to policies purchased by individuals.

The amount, duration, and availability of additional surrender payments made by Nationwide may vary based on a number of factors, including:

-       the number of insureds;

-       the nature of the relationship among individual insureds;

-       the purpose for which the policies are being purchased;

-       the expected persistency of the policies; and

- any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.



Nationwide will pay surrender payments that are in addition to the policy's cash value from its general account. CORPORATE PURCHASERS ARE URGED TO CONSULT THEIR TAX ADVISER ABOUT THE TAX TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner not unfairly discriminatory to policy owners.


PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

(1)     the minimum partial surrender is $500;

(2) partial surrenders may not reduce the specified amount to less than $50,000;

(3) after the partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction, if higher; and

(4) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

(1)     the surrender occurs before the 15th policy anniversary; and

(2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

(1)     against the most recent increase in the specified amount;

(2) against the next most recent increases in the specified amount in succession; and

(3)     against the specified amount under the original application.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

(1)     the value each year of the life insurance protection provided;

(2)     an amount equal to any employer-paid premiums; or

(3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE


On any date during the policy year, the cash value equals the cash value on the preceding valuation period, plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, and less any policy charges.


There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.


The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.


If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.


The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded.


If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

The policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

(1)     the request must be applied for in writing;

(2)     satisfactory evidence of insurability must be provided;

(3)     the increase must be for a minimum of $10,000;

(4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

(5)     age limits are the same as for a new issue.


Any approved increase will have an effective date of the monthly anniversary date on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.


Specified Amount Decreases


After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:


(1)     against insurance provided by the most recent increase;

(2)     against the next most recent increases successively; and

(3)     against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

(1)     reduce the specified amount to less than $50,000; or

(2)     disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.


Premiums may be allocated to the sub-accounts during the period in which the policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the NSAT Money Market Fund or the fixed account. At the expiration of this period, these premiums are used to purchase units of the sub-accounts which correspond to shares of the underlying mutual funds specified by the policy owner. Shares of the underlying mutual funds are purchased at net asset value then converted into unit values for purposes of determining the policy owner's interest in the respective sub-account(s).


The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value of each sub-account for the immediately preceding valuation period by the net investment factor of the sub-account for the subsequent valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing
(a) by (b) and subtracting (c) from the result where:


(a)     is the sum of:


        (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and


        (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);


(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and


(c) is a factor representing the daily mortality and expense risk charge deducted from the variable account. Such factor is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. On a current basis, this annualized rate will be 0.40% during policy years 1 through 4, 0.25% during policy years 5 through 20, and 0.10% thereafter.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge.


Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

The policy owner may transfer amounts between the fixed account and the variable account without penalty or adjustment, subject to the following requirements:

- Nationwide reserves the right to limit such transfers to one per policy year;


- transfers from the fixed account must be made within 45 days after the end of an interest rate guarantee period (the period of time for which the current interest rate is guaranteed by Nationwide);

- Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the portion of the cash value attributable to the fixed account as of the end of the prior policy year. However, if the policy owner elects in writing to Nationwide to transfer all of the cash value attributable to the fixed account, the restriction for five successive policy years shall be 20%, 25%, 33%, 50% and 100%, respectively;

- transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months subsequent to a prior transfer;

- Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of the cash value attributable to the variable account as of the close of business of the prior valuation period; and


- Nationwide reserves the right to refuse a transfer to the fixed account if the cash value attributable to the fixed account is greater than or equal to 30% of the cash value.

Transfer Requests


Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.


Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

- submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

-       10 days after receiving the policy;

-       45 days after signing the application; or

-       10 days after Nationwide delivers a Notice of Right to Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within 7 days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the sub-accounts, plus 100% of the cash value in the fixed account, plus 100% of the cash value in the policy loan account. Nationwide will not grant a loan for an amount less than $500 (unless otherwise required by state law). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in current taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The annual effective loan interest rate is guaranteed not to exceed 3.75%. On a current basis, the loan interest rate is 3.4% in policy years 1-4, 3.25% in policy years 5-20, and 3.10% thereafter.

On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% in all policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion.


Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law if it is determined that such loans will be treated, as a result of the difference between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers the more likely to result the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.


Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account, Fidelity VIP High Income Portfolio: Initial Class, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund, NSAT Money Market Fund, and the Neuberger Berman AMT Limited Maturity Bond Portfolio.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) guideline premium/cash value corridor test; or
(2) the cash value accumulation test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix B.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with the investment performance.


OPTION 3.  The death benefit is the greater of:


      (i)   the applicable percentage of the cash value as of the date of death;
            or

      (ii)  the sum of the specified amount and the lesser of:

            (a)   the maximum increase amount shown on the policy, or

            (b) the amount of all premium payments and interest accrued at the Option 3 interest rate as shown in the policy, accumulated up to the date of death, less any partial surrenders and applicable interest accrued at the Option 3 interest rate as shown in the policy.

Once elected, Option 3 is irrevocable.

                      APPLICABLE PERCENTAGE OF CASH VALUE

                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

-----------------------------------------------------------------------------------------------------------
     ATTAINED         PERCENTAGE         ATTAINED        PERCENTAGE         ATTAINED        PERCENTAGE
       AGE           OF CASH VALUE         AGE          OF CASH VALUE         AGE          OF CASH VALUE
-----------------------------------------------------------------------------------------------------------

      0-40               250%               60              130%               80              105%
        41               243%               61              128%               81              105%
        42               236%               62              126%               82              105%
        43               229%               63              124%               83              105%
        44               222%               64              122%               84              105%

        45               215%               65              120%               85              105%
        46               209%               66              119%               86              105%
        47               203%               67              118%               87              105%
        48               197%               68              117%               88              105%
        49               191%               69              116%               89              105%

        50               185%               70              115%               90              105%
        51               178%               71              113%               91              104%
        52               171%               72              111%               92              103%
        53               164%               73              109%               93              102%
        54               157%               74              107%               94              101%

        55               150%               75              105%               95              101%
        56               146%               76              105%               96              101%
        57               142%               77              105%               97              101%
        58               138%               78              105%               98              101%
        59               134%               79              105%               99              101%
-----------------------------------------------------------------------------------------------------------

In the event the policy owner has a substandard rating, the above percentages will differ.

                      APPLICABLE PERCENTAGE OF CASH VALUE

                          CASH VALUE ACCUMULATION TEST

-----------------------------------------------------------------------------------------------------------
     ATTAINED         PERCENTAGE         ATTAINED        PERCENTAGE         ATTAINED        PERCENTAGE
       AGE           OF CASH VALUE         AGE          OF CASH VALUE         AGE          OF CASH VALUE
-----------------------------------------------------------------------------------------------------------

        16              708.43%             44             292.29%             72             141.69%
        17              687.69%             45             283.37%             73             139.10%
        18              667.85%             46             274.79%             74             136.66%
        19              648.73%             47             266.55%             75             134.38%

        20              630.14%             48             258.61%             76             133.56%
        21              611.94%             49             250.98%             77             132.83%
        22              594.06%             50             243.65%             78             132.18%
        23              576.45%             51             236.59%             79             131.58%
        24              559.07%             52             229.82%             80             131.04%
        25              541.95%             53             223.34%             81             130.55%

        26              525.08%             54             217.13%             82             130.12%
        27              508.52%             55             211.19%             83             127.37%
        28              492.32%             56             205.51%             84             124.75%
        29              476.49%             57             200.06%             85             122.27%
        30              461.08%             58             194.84%             86             119.90%

        31              446.10%             59             189.84%             87             117.63%
        32              431.57%             60             185.03%             88             115.44%
        33              417.50%             61             180.43%             89             113.31%
        34              403.89%             62             176.02%             90             112.35%
        35              390.73%             63             171.81%             91             111.38%

        36              378.03%             64             167.80%             92             110.38%
        37              365.79%             65             163.98%             93             109.32%
        38              354.01%             66             160.34%             94             108.18%
        39              342.67%             67             156.86%             95             106.94%
        40              331.77%             68             153.54%             96             105.62%

        41              321.30%             69             150.37%             97             104.27%
        42              311.24%             70             147.33%             98             102.99%
        43              301.57%             71             144.44%             99             100.00%
-----------------------------------------------------------------------------------------------------------

In the event the policy owner has a substandard rating, the above percentages will differ.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections to Option 3 are irrevocable and may not be changed.


Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.


In order for any change in the death benefit option to become effective, the cash surrender value after a change must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option changes. A change in death benefit option will not be permitted if it results in the specified amount being reduced to an amount in which the total premiums paid exceed the premium limit required by state law to qualify the policy as a contract for life insurance.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE


If the age of the insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to or subtracted form (3), where:


(1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;

(2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death; and

(3)   is the cash value at the time of the insured's death.

SUICIDE


If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.


MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may at any time, upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one-time election to transfer all sub-account cash value to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD


If the cash surrender value on a monthly anniversary date is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary date will be allowed for the payment of a premium of at least three times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.


REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

(1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

(2)   providing evidence of insurability satisfactory to Nationwide;

(3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

(4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

(5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.


The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the cash value at the end of the grace period.


Amounts will be allocated based on the fund allocation factors in effect at the start of the grace period, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS


Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Upon these special rules such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code.

Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.


Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING


Distributions of income from a life insurance policy (including modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.


FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES


The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2001, an estate of less than $675,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.


When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.


The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and you should consult your independent legal, tax and/or financial advisor.


STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS


The financial statements of Nationwide and the variable account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT


A registration statement has been filed with the SEC under the Securities Act of 1933, with respect to the policies offered by this prospectus. This prospectus does not contain all the information in the Registration Statement and the exhibits to the Registration Statement. Statements contained in this prospectus as to the content of policies and are summaries and the policy owner must read the policy to fully understand the policy owner's rights and obligations.


DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide Life Insurance Company and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:


-        Nationwide Multi-Flex Variable Account;
-        Nationwide Variable Account;
-        Nationwide Variable Account-II;
-        Nationwide Variable Account-5;
-        Nationwide Variable Account-6;
-        Nationwide Variable Account-8;
-        Nationwide Variable Account-9;
-        Nationwide Variable Account-10;
-        Nationwide VLI Separate Account-2;
-        Nationwide VLI Separate Account-3
-        Nationwide VLI Separate Account-4;
-        Nationwide VA Separate Account-A;
-        Nationwide VA Separate Account-B;
-        Nationwide VA Separate Account-C;
-        Nationwide VL Separate Account-A;
-        Nationwide VL Separate Account-B;
-        Nationwide VL Separate Account-C; and
-        Nationwide VL Separate Account-D.


Gross first year commissions plus any expense allowance payments made by Nationwide on the sale of these policies distributed by NISC will not exceed 55% of target premium plus 5% of any excess premium payments in year one and 25% of target premium plus 5% on the excess premium in years two through four. Gross renewal commissions paid at the beginning of policy year five and beyond by Nationwide will not exceed greater of 5% of target premium plus 5% on the excess premium or an annual effective rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter. For single premium modified endowment contracts issued on or after May 1, 1999, gross renewal commissions paid at the beginning of policy year two and beyond will not exceed an annual rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter.

No underwriting commissions have been paid by Nationwide to NISC.


NISC DIRECTORS AND OFFICERS

 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER

 ------------------------------------------------------------------------------------------------------------------
 W. G. Jurgensen                                                  Chief Executive Officer and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215

 Joseph J. Gasper                                              Chairman of the Board and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                                      Executive Vice President - Chief Financial Officer
 One Nationwide Plaza
 Columbus, OH 43215

 Robert J. Woodward, Jr.                              Executive Vice President - Chief Investment Officer
 One Nationwide Plaza
 Columbus, OH 43215

 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215

 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 Glenn W. Soden                                              Associate Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Carol L. Dove                                Associate Vice President - Treasury Services and Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:


-        Nationwide VL Separate Account-A;
-        Nationwide VL Separate Account-B;
-        Nationwide VL Separate Account-C;
-        Nationwide VL Separate Account-D;
-        Nationwide VA Separate Account-A;
-        Nationwide VA Separate Account-B;
-        Nationwide VA Separate Account-C; and
-        Nationwide VA Separate Account-D.


Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Gasper and Woodward are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.


DIRECTORS OF NATIONWIDE

------------------------------------- --------------------------- ----------------------------------------------------------------

DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
     PRINCIPAL BUSINESS ADDRESS             WITH DEPOSITOR        PRINCIPAL OCCUPATION
------------------------------------- --------------------------- ----------------------------------------------------------------
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107

A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Yvonne M. Curl                                 Director           Vice President, Chief Marketing Officer for Avaya Inc.(2)
Avaya Inc.
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920

Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135

Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel Farms, Inc. (1)
1647 Falls Road
Clarks Summit, PA 18411

Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative Oil Company (1)
301 East Marshall Street
Marshall, MN 56258

Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator, Melrose
1558 West Moreland Road                                           Orchard (1)
Wooster, OH 44691

Joseph J. Gasper                         President and Chief      President and Chief Operating Officer, Nationwide Life Insurance
One Nationwide Plaza                    Operating Officer and     Company and Nationwide Life and Annuity Insurance Company (1)
Columbus, OH 43215                             Director

W.G. Jurgensen                         Chief Executive Officer    Chairman and Chief Executive Officer (3)
One Nationwide Plaza                         and Director
Columbus, OH 43215

David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M Enterprises (1)
115 Sprague Drive                              Director
Hebron, OH 43025

Ralph M. Paige                                 Director           Executive Director Federation of Southern Cooperatives/Land
Federation of Southern                                            Assistance Fund (1)
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344

James F. Patterson                             Director           Vice President, Pattersons, Inc.; President, Patterson Farms,
8765 Mulberry Road                                                Inc. (1)
Chesterland, OH 44026

Arden L. Shisler                               Director           President and Chief Executive Officer, K&B Transport, Inc. (1)
1356 North Wenger Road
Dalton, OH 44618

Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
------------------------------------- --------------------------- ----------------------------------------------------------------

(1)      Principal occupation for last 5 years.
(2) Prior to assuming this current position, Ms. Curl held other executive management positions with the Xerox Corporation.
(3) Prior to assuming this current position, Mr. Jurgensen was Executive Vice President of Bank One Corporation. Prior to that, Mr. Jurgensen was Executive Vice President of First Chicago NBD.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Mr. Gasper is a director of NISC, a registered broker-dealer.


Messrs. Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Messrs. Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies.


EXECUTIVE OFFICERS OF NATIONWIDE

----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS                  OFFICES OF THE DEPOSITOR
----------------------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                   Executive Vice President
One Nationwide Plaza
Columbus, OH 43215

Michael S. Helfer                                    Executive Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Donna A. James                                       Executive Vice President - Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                     Executive Vice President - Chief Financial Officer and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                              Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

John R. Cook, Jr.                                    Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215

Thomas L. Crumrine                                   Senior Vice President
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                                     Senior Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                       Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Patricia R. Hatler                                   Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215

David K. Hollingsworth                               Senior Vice President - Business Development and Sponsor Relations
One Nationwide Plaza
Columbus, OH 43215

David R. Jahn                                        Senior Vice President - Product Management
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                     Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215

Gregory S. Lashutka                                  Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215

Edwin P. McCausland, Jr.                             Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS                  OFFICES OF THE DEPOSITOR
----------------------------------------------------------------------------------------------------------------------------------
Mark D. Phelan                                       Senior Vice President - Technology and Operations
One Nationwide Plaza
Columbus, OH 43215

Douglas C. Robinette                                 Senior Vice President - Claims
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                     Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Richard M. Waggoner                                  Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                      Senior Vice President - Product Management and Nationwide Financial
One Nationwide Plaza                                 Marketing
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------------




W.G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years, Mr. Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. Mr. Jurgensen's final post was Executive Vice President - Corporate Banking.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 34 years.


LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.


YVONNE M. CURL has been a Director of Nationwide since April 1998. Ms. Curl is Vice President - Chief Marketing Officer for Avaya Inc. located in Basking Ridge, NJ. Prior to joining Avaya Inc. in November 2000, she was employed by the Xerox Corporation. She joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president - field operations; executive assistant to the chairman and CEO; and as corporate vice president serving as senior vice president and general manager, public sector worldwide/global solutions group.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 3 years.

THOMAS L. CRUMRINE has been Senior Vice President of Nationwide since September 1997. Previously he was Senior Vice President - Property/Casualty from March 1996 to September 1997. Prior to that time, he was Senior Vice President - Claims from April 1995 to March 1996, Vice President - Claims from 1993 to March 1996, Vice President - Agency Sales from 1991 to 1993 and Vice President
- Agency Services from 1989 to 1991. Prior to 1989 Mr. Crumrine held several positions with Nationwide.


KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.


DAVID A. DIAMOND has been Senior Vice President - Corporate Strategy since December 11, 2000. Previously, Mr. Diamond was Senior Vice President - Corporate Controller from August 1999 to December 2000. He was Vice President - Controller from October 1993 to August 1999. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 12 years.


KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 32 years. PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.


RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headly was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to Octover 1997. From January 1975 until 1992, Mr. Headley held several positions with Banc One Corporation. Mr. Headley has been with Nationwide for 3 years.

MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's Chairman and Chief Executive Officer from 1995 to 1998.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since April 2000. Previouly, he was Senior Vice President
- Multi Channel and Sponsor relations from August 1999 until April 2000. Previously, he was





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Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, Mr. Hollingsworth held numerous positions within Nationwide. Mr. Hollingsworth has been with Nationwide for 26 years.


DAVID R. JAHN has been Senior Vice President - Product Management since November 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to November 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within Nationwide. Mr. Jahn has been with Nationwide for 29 years.

DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996, she was Associate Vice President - Assistant to the CEO of Nationwide. Previously, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 19 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 36 years.


GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.


ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer and Treasurer since December 2000. Previously, Mr. Oakley was Executive Vice President - Chief Financial Officer from April 1995 to December 2000. Prior to that, Mr. Oakley was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 25 years.


RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology and Operations since December 2000. Previously, he was Senior Vice President - Technology Services from 1998 to December 2000. His previous management experience includes five years (1977 - 1982) with the data processing division's sales group at



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

IBM Corporation. From 1982 through 1990, Mr. Phelan served as Director of AT&T's Consumer Communications Services Group and he was subsequently promoted to Sales Vice President for the Eastern Region of the Business Communications Services Division. In 1992, he became Executive Vice President - Sales and Marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.


DOUGLAS C. ROBINETTE has been Senior Vice President - Claims since November 2000. Previously he was Senior Vice President - Claims and Financial Services from 1999 to November 2000. Prior to that time, Mr. Robinette was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau, a member of the Nationwide group until 1998, from September 1996 to May 1998. Prior to that time, he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995, Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994, he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with Nationwide for 14 years.


ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.


RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 24 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 36 years.






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APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.


     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation.


     AMERICAN CENTURY VP CAPITAL APPRECIATION (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE

     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").


     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED ON OR AFTER SEPTEMBER 27, 1999)

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. The Portfolio will invest in at least three countries, including the United States.


     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED ON OR AFTER SEPTEMBER 27,
     1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     SMALL COMPANY GROWTH PORTFOLIO
     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.


     EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-

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investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES


The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


DREYFUS VARIABLE INVESTMENT FUND - INITIAL SHARES


Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.


     APPRECIATION PORTFOLIO - INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)


     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


     GROWTH & INCOME PORTFOLIO - INITIAL SHARES

     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS


     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.


     VIP GROWTH PORTFOLIO: INITIAL CLASS


     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.


     VIP HIGH INCOME PORTFOLIO: INITIAL CLASS


     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     -at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

     -up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities


     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: INITIAL CLASS


     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.


     VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS


     Investment Objective: High total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.


     VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS


     Investment Objective: Capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III


The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.


     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  INITIAL CLASS


     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.



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JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST


Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


     CAPITAL APPRECIATION FUND

     Investment Objective: Long-term capital appreciation.


     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND)
     Subadviser: The Dreyfus Corporation


     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


     GARTMORE NSAT EMERGING MARKETS FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
     Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.


     GOVERNMENT BOND FUND


     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
     FUND)
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.


     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)


     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.


     NATIONWIDE SMALL CAP VALUE FUND

     Subadviser: The Dreyfus Corporation


     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion.. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.


     NATIONWIDE SMALL COMPANY FUND


     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.


     TOTAL RETURN FUND

     Investment Objective: Reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND


     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure, whereby each Portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GROWTH PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO

     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO

     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS


The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)


     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA

     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA

     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.


STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.") Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC. (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)


Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     INTERNATIONAL STOCK FUND II

     Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.


     STRONG DISCOVERY FUND II, INC.


     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.


     U. S. REAL ESTATE PORTFOLIO

     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST


Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE BOND FUND

     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND

     Investment Description: Long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.


The amounts shown for cash value, cash surrender value, and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The illustrations assume that no temporary enhancement applies, and consequently, the cash surrender value equals the cash value less indebtedness, or other deductions. The guaranteed mortality and expense risk charges. The guaranteed mortality and expense risk charges for policy years 1 through 4 are equivalent to an annualized effective rate of 0.75% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 1 through 4 are equivalent to an annualized rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 5 through 20 are equivalent to an annualized rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years 21 and after are equivalent to an annualized rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annualized effective rate of 0.95% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of December 31, 2000. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annualized effective rate would have been 1.58%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.35%, 4.65% and 10.65% for policy years one through four, and rates of -1.20%, 4.80% and 10.80% for policy years five through twenty, and rates of -1.05%, 4.95% and 10.45% for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30% for all policy years.


The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.


The illustrations also reflect that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first 7 policy years and 2.0% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% thereafter. Nationwide also deducts a tax load of 3.5%, both current and guaranteed, from all premium payments.


In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5.00 per month and guaranteed not to exceed $10.00. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.


                                              $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                                                     $1,703,050 SPECIFIED AMOUNT
                                                    CASH VALUE ACCUMULATION TEST
                                         UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                                                       DEATH BENEFIT OPTION 1
                                                           CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
  ----        -----       -----       -----        -------      -----       -----      -------      -----        -----      -------
    1        105,000     87,920       87,920     1,703,050      93,355      93,355    1,703,050      98,792      98,792    1,703,050
    2        215,250    174,384      174,384     1,703,050     190,775     190,775    1,703,050     207,822     207,822    1,703,050
    3        331,013    259,748      259,748     1,703,050     292,810     292,810    1,703,050     328,568     328,568    1,703,050
    4        452,563    343,978      343,978     1,703,050     399,647     399,647    1,703,050     462,273     462,273    1,703,050
    5        580,191    427,666      427,666     1,703,050     512,234     512,234    1,703,050     611,221     611,221    1,703,050
    6        714,201    510,299      510,299     1,703,050     630,284     630,284    1,703,050     776,144     776,144    1,891,000
    7        854,911    591,944      591,944     1,703,050     754,005     754,005    1,783,876     957,885     957,885    2,266,226
    8        897,656    580,592      580,592     1,703,050     786,173     786,173    1,806,779   1,055,825   1,055,825    2,426,493
    9        942,539    568,981      568,981     1,703,050     819,600     819,600    1,830,432   1,163,623   1,163,623    2,598,747
   10        989,666    557,063      557,063     1,703,050     854,316     854,316    1,854,922   1,282,231   1,282,231    2,784,027
   11      1,039,150    544,826      544,826     1,703,050     890,389     890,389    1,880,358   1,412,750   1,412,750    2,983,501
   12      1,091,107    532,224      532,224     1,703,050     927,858     927,858    1,906,751   1,556,345   1,556,345    3,198,293
   13      1,145,662    519,240      519,240     1,703,050     966,794     966,794    1,934,139   1,714,341   1,714,341    3,429,659
   14      1,202,945    505,826      505,826     1,703,050   1,007,248   1,007,248    1,962,507   1,888,161   1,888,161    3,678,865
   15      1,263,093    491,795      491,795     1,703,050   1,049,165   1,049,165    1,991,644   2,079,151   2,079,151    3,946,882
   16      1,326,247    477,047      477,047     1,703,050   1,092,570   1,092,570    2,021,547   2,288,924   2,288,924    4,235,123
   17      1,392,560    461,464      461,464     1,703,050   1,137,480   1,137,480    2,052,255   2,519,219   2,519,219    4,545,206
   18      1,462,188    444,876      444,876     1,703,050   1,183,884   1,183,884    2,083,809   2,771,862   2,771,862    4,878,881
   19      1,535,297    427,100      427,100     1,703,050   1,231,776   1,231,776    2,116,267   3,048,836   3,048,836    5,238,088
   20      1,612,062    407,962      407,962     1,703,050   1,281,163   1,281,163    2,149,713   3,352,332   3,352,332    5,625,006
   21      1,692,665    389,441      389,441     1,703,050   1,335,081   1,335,081    2,189,169   3,693,066   3,693,066    6,055,624
   22      1,777,298    370,913      370,913     1,703,050   1,391,825   1,391,825    2,231,541   4,070,062   4,070,062    6,525,613
   23      1,866,163    351,248      351,248     1,703,050   1,450,839   1,450,839    2,275,769   4,485,104   4,485,104    7,035,281
   24      1,959,471    329,925      329,925     1,703,050   1,511,978   1,511,978    2,321,478   4,941,232   4,941,232    7,586,725
   25      2,057,445    306,733      306,733     1,703,050   1,575,304   1,575,304    2,368,673   5,442,400   5,442,400    8,183,352
   26      2,160,317    281,415      281,415     1,703,050   1,640,872   1,640,872    2,417,446   5,992,898   5,992,898    8,829,153
   27      2,268,333    253,721      253,721     1,703,050   1,708,764   1,708,764    2,468,013   6,597,514   6,597,514    9,528,965
   28      2,381,750    223,334      223,334     1,703,050   1,779,047   1,779,047    2,520,645   7,261,415   7,261,415   10,288,348
   29      2,500,837    189,855      189,855     1,703,050   1,851,767   1,851,767    2,575,649   7,990,165   7,990,165   11,113,631
   30      2,625,879    152,810      152,810     1,703,050   1,926,964   1,926,964    2,633,305   8,789,781   8,789,781   12,011,734

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR

FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                              $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                                                     $1,703,050 SPECIFIED AMOUNT
                                                    CASH VALUE ACCUMULATION TEST
                                                     UNISEX: NONTOBACCO, AGE 45
                                                       DEATH BENEFIT OPTION 1
                                                          GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
  ----        -----       -----       -----        -------      -----       -----      -------      -----        -----      -------
    1        105,000     81,753       81,753     1,703,050      86,938      86,938    1,703,050      92,127      92,127    1,703,050
    2        215,250    161,911      161,911     1,703,050     177,406     177,406    1,703,050     193,533     193,533    1,703,050
    3        331,013    240,524      240,524     1,703,050     271,617     271,617    1,703,050     305,273     305,273    1,703,050
    4        452,563    317,635      317,635     1,703,050     369,792     369,792    1,703,050     428,525     428,525    1,703,050
    5        580,191    393,261      393,261     1,703,050     472,148     472,148    1,703,050     564,595     564,595    1,703,050
    6        714,201    467,431      467,431     1,703,050     578,938     578,938    1,703,050     714,949     714,949    1,741,903
    7        854,911    540,136      540,136     1,703,050     690,406     690,406    1,703,050     879,024     879,024    2,079,654
    8        897,656    521,190      521,190     1,703,050     711,186     711,186    1,703,050     958,356     958,356    2,202,491
    9        942,539    501,452      501,452     1,703,050     732,222     732,222    1,703,050   1,044,387   1,044,387    2,332,454
   10        989,666    480,800      480,800     1,703,050     753,481     753,481    1,703,050   1,137,615   1,137,615    2,470,030
   11      1,039,150    459,114      459,114     1,703,050     774,946     774,946    1,703,050   1,238,595   1,238,595    2,615,713
   12      1,091,107    436,283      436,283     1,703,050     796,612     796,612    1,703,050   1,347,941   1,347,941    2,770,023
   13      1,145,662    412,188      412,188     1,703,050     818,477     818,477    1,703,050   1,466,323   1,466,323    2,933,482
   14      1,202,945    386,688      386,688     1,703,050     840,538     840,538    1,703,050   1,594,458   1,594,458    3,106,619
   15      1,263,093    359,593      359,593     1,703,050     862,768     862,768    1,703,050   1,733,082   1,733,082    3,289,934
   16      1,326,247    330,642      330,642     1,703,050     885,112     885,112    1,703,050   1,882,930   1,882,930    3,483,925
   17      1,392,560    299,499      299,499     1,703,050     907,487     907,487    1,703,050   2,044,730   2,044,730    3,689,129
   18      1,462,188    265,769      265,769     1,703,050     929,801     929,801    1,703,050   2,219,232   2,219,232    3,906,171
   19      1,535,297    229,008      229,008     1,703,050     951,961     951,961    1,703,050   2,407,219   2,407,219    4,135,751
   20      1,612,062    188,725      188,725     1,703,050     973,883     973,883    1,703,050   2,609,535   2,609,535    4,378,638
   21      1,692,665    144,439      144,439     1,703,050     995,516     995,516    1,703,050   2,827,161   2,827,161    4,635,775
   22      1,777,298     95,628       95,628     1,703,050   1,016,826   1,016,826    1,703,050   3,061,190   3,061,190    4,908,068
   23      1,866,163     41,720       41,720     1,703,050   1,037,791   1,037,791    1,703,050   3,312,842   3,312,842    5,196,484
   24      1,959,471      (*)          (*)          (*)      1,058,357   1,058,357    1,703,050   3,583,366   3,583,366    5,501,869
   25      2,057,445      (*)          (*)          (*)      1,078,408   1,078,408    1,703,050   3,873,943   3,873,943    5,824,975
   26      2,160,317      (*)          (*)          (*)      1,097,764   1,097,764    1,703,050   4,185,661   4,185,661    6,166,606
   27      2,268,333      (*)          (*)          (*)      1,116,181   1,116,181    1,703,050   4,519,491   4,519,491    6,527,620
   28      2,381,750      (*)          (*)          (*)      1,133,350   1,133,350    1,703,050   4,876,278   4,876,278    6,908,963
   29      2,500,837      (*)          (*)          (*)      1,148,933   1,148,933    1,703,050   5,256,863   5,256,863    7,311,844
   30      2,625,879      (*)          (*)          (*)      1,162,626   1,162,626    1,703,050   5,662,353   5,662,353    7,737,927

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                              $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                                                     $1,703,050 SPECIFIED AMOUNT
                                                    CASH VALUE ACCUMULATION TEST
                                         UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                                                       DEATH BENEFIT OPTION 2
                                                           CURRENT VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
  ----        -----       -----       -----        -------      -----       -----      -------      -----        -----      -------
    1        105,000     87,720       87,720     1,790,770      93,143      93,143    1,796,193      98,568      98,568    1,801,618
    2        215,250    173,741      173,741     1,876,790     190,065     190,065    1,893,114     207,043     207,043    1,910,092
    3        331,013    258,423      258,423     1,961,472     291,290     291,290    1,994,339     326,834     326,834    2,029,884
    4        452,563    341,704      341,704     2,044,754     396,934     396,934    2,099,984     459,059     459,059    2,162,108
    5        580,191    424,122      424,122     2,127,171     507,839     507,839    2,210,889     605,810     605,810    2,308,859
    6        714,201    505,120      505,120     2,208,170     623,609     623,609    2,326,658     767,913     767,913    2,470,962
    7        854,911    584,739      584,739     2,287,788     744,499     744,499    2,447,549     947,047     947,047    2,650,096
    8        897,656    571,261      571,261     2,274,311     773,467     773,467    2,476,517   1,042,202   1,042,202    2,745,251
    9        942,539    557,416      557,416     2,260,466     803,276     803,276    2,506,325   1,147,047   1,147,047    2,850,096
   10        989,666    543,141      543,141     2,246,191     833,897     833,897    2,536,946   1,262,555   1,262,555    2,965,605
   11      1,039,150    528,434      528,434     2,231,483     865,361     865,361    2,568,411   1,389,868   1,389,868    3,092,917
   12      1,091,107    513,241      513,241     2,216,290     897,650     897,650    2,600,699   1,530,195   1,530,195    3,233,244
   13      1,145,662    497,553      497,553     2,200,603     930,786     930,786    2,633,836   1,684,923   1,684,923    3,387,972
   14      1,202,945    481,322      481,322     2,184,372     964,755     964,755    2,667,804   1,855,501   1,855,501    3,615,231
   15      1,263,093    464,301      464,301     2,167,350     999,333     999,333    2,702,382   2,043,146   2,043,146    3,878,532
   16      1,326,247    446,377      446,377     2,149,427   1,034,425   1,034,425    2,737,475   2,249,284   2,249,284    4,161,780
   17      1,392,560    427,423      427,423     2,130,472   1,069,912   1,069,912    2,772,961   2,475,590   2,475,590    4,466,490
   18      1,462,188    407,244      407,244     2,110,294   1,105,601   1,105,601    2,808,650   2,723,857   2,723,857    4,794,384
   19      1,535,297    385,647      385,647     2,088,697   1,141,284   1,141,284    2,844,334   2,996,033   2,996,033    5,147,369
   20      1,612,062    362,458      362,458     2,065,508   1,176,766   1,176,766    2,879,816   3,294,271   3,294,271    5,527,583
   21      1,692,665    340,069      340,069     2,043,118   1,215,772   1,215,772    2,918,822   3,629,103   3,629,103    5,950,742
   22      1,777,298    317,914      317,914     2,020,964   1,256,708   1,256,708    2,959,757   3,999,568   3,999,568    6,412,589
   23      1,866,163    294,566      294,566     1,997,615   1,298,195   1,298,195    3,001,244   4,407,420   4,407,420    6,913,428
   24      1,959,471    269,430      269,430     1,972,479   1,339,635   1,339,635    3,042,684   4,855,648   4,855,648    7,455,319
   25      2,057,445    242,334      242,334     1,945,383   1,380,828   1,380,828    3,083,878   5,348,134   5,348,134    8,041,611
   26      2,160,317    213,070      213,070     1,916,120   1,421,528   1,421,528    3,124,578   5,889,096   5,889,096    8,676,224
   27      2,268,333    181,470      181,470     1,884,519   1,461,511   1,461,511    3,164,560   6,483,238   6,483,238    9,363,913
   28      2,381,750    147,307      147,307     1,850,357   1,500,483   1,500,483    3,203,533   7,135,638   7,135,638   10,110,142
   29      2,500,837    110,303      110,303     1,813,352   1,538,079   1,538,079    3,241,128   7,851,764   7,851,764   10,921,128
   30      2,625,879     70,138       70,138     1,773,188   1,573,870   1,573,870    3,276,920   8,637,529   8,637,529   11,803,673

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR

FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE
OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                              $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                                                     $1,703,050 SPECIFIED AMOUNT
                                                    CASH VALUE ACCUMULATION TEST
                                                     UNISEX: NONTOBACCO, AGE 45
                                                       DEATH BENEFIT OPTION 2
                                                          GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                               RETURN                              RETURN
            PREMIUMS
            PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY     INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR        AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT
  ----        -----       -----       -----        -------      -----       -----      -------      -----        -----      -------
    1        105,000     81,346       81,346     1,784,395     86,505      86,505     1,789,555      91,669      91,669    1,794,719
    2        215,250    160,657      160,657     1,863,707    176,022     176,022     1,879,072     192,012     192,012    1,895,062
    3        331,013    237,934      237,934     1,940,983    268,644     268,644     1,971,694     301,881     301,881    2,004,930
    4        452,563    313,160      313,160     2,016,209    364,451     364,451     2,067,501     422,194     422,194    2,125,244
    5        580,191    386,284      386,284     2,089,333    463,491     463,491     2,166,541     553,930     553,930    2,256,980
    6        714,201    457,256      457,256     2,160,306    565,815     565,815     2,268,864     698,168     698,168    2,401,217
    7        854,911    525,960      525,960     2,229,010    671,403     671,403     2,374,452     856,021     856,021    2,559,070
    8        897,656    502,851      502,851     2,205,901    685,385     685,385     2,388,435     928,447     928,447    2,631,496
    9        942,539    478,771      478,771     2,181,820    698,560     698,560     2,401,610   1,006,834   1,006,834    2,709,883
   10        989,666    453,599      453,599     2,156,649    710,751     710,751     2,413,800   1,091,645   1,091,645    2,794,694
   11      1,039,150    427,234      427,234     2,130,284    721,791     721,791     2,424,841   1,183,409   1,183,409    2,886,459
   12      1,091,107    399,592      399,592     2,102,641    731,525     731,525     2,434,574   1,282,728   1,282,728    2,985,778
   13      1,145,662    370,589      370,589     2,073,639    739,788     739,788     2,442,838   1,390,263   1,390,263    3,093,313
   14      1,202,945    340,129      340,129     2,043,178    746,393     746,393     2,449,442   1,506,726   1,506,726    3,209,775
   15      1,263,093    308,061      308,061     2,011,111    751,090     751,090     2,454,140   1,632,845   1,632,845    3,335,895
   16      1,326,247    274,171      274,171     1,977,221    753,547     753,547     2,456,597   1,769,350   1,769,350    3,472,400
   17      1,392,560    238,178      238,178     1,941,228    753,347     753,347     2,456,397   1,916,972   1,916,972    3,620,022
   18      1,462,188    199,770      199,770     1,902,819    750,017     750,017     2,453,067   2,076,478   2,076,478    3,779,528
   19      1,535,297    158,619      158,619     1,861,669    743,045     743,045     2,446,095   2,248,693   2,248,693    3,951,743
   20      1,612,062    114,406      114,406     1,817,455    731,895     731,895     2,434,944   2,434,526   2,434,526    4,137,575
   21      1,692,665     66,878       66,878     1,769,928    716,076     716,076     2,419,126   2,635,048   2,635,048    4,338,097
   22      1,777,298     15,806       15,806     1,718,856    695,094     695,094     2,398,144   2,851,441   2,851,441    4,571,774
   23      1,866,163      (*)          (*)          (*)       668,449     668,449     2,371,498   3,084,828   3,084,828    4,838,825
   24      1,959,471      (*)          (*)          (*)       635,526     635,526     2,338,575   3,336,255   3,336,255    5,122,458
   25      2,057,445      (*)          (*)          (*)       595,502     595,502     2,298,552   3,606,662   3,606,662    5,423,083
   26      2,160,317      (*)          (*)          (*)       547,333     547,333     2,250,383   3,896,864   3,896,864    5,741,130
   27      2,268,333      (*)          (*)          (*)       489,740     489,740     2,192,790   4,207,652   4,207,652    6,077,224
   28      2,381,750      (*)          (*)          (*)       421,214     421,214     2,124,264   4,539,813   4,539,813    6,432,243
   29      2,500,837      (*)          (*)          (*)       340,132     340,132     2,043,181   4,894,129   4,894,129    6,807,312
   30      2,625,879      (*)          (*)          (*)       244,984     244,984     1,948,034   5,271,631   5,271,631    7,203,982

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION (#2)




The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.


                                                   PERFORMANCE TABLES TOTAL RETURN
                               ----------------------------------------------------------------------------------------------------
                                                       Annual Percentage                        Non-annualized
                                                             Change                            Percentage Change
--------------------------------------------------  ------------------------  ------------------------------------------------------
                                  Fund      Unit                                1 mo      1 Yr     2 Yrs     3 Yrs     5 Yrs
UNDERLYING INVESTMENT OPTIONS  Inception   Values    1998     1999     2000      To        to        to       to        to
                                 Date**   12/31/00                            12/31/00  12/31/00  12/31/00  12/31/00  12/31/00
--------------------------------------------------  ------------------------  -----------------------------------------------------
American Century Variable        5/1/91     12.31   15.08%    9.40%    -3.23%    1.35%    -3.23%     5.86%    21.82%    56.42%
Portfolios, Inc. - American
Century VP Balanced

American Century Variable        11/20/87   15.24   -2.74%   63.54%     8.38%    8.33%     8.38%    77.26%    72.41%    57.64%
Portfolios, Inc. - American
Century VP Capital
Appreciation

American Century Variable        10/30/97   11.34   26.11%   17.31%   -11.15%    1.23%   -11.15%     4.24%    31.44%      N/A
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable        5/2/94     15.86   18.05%   63.06%   -17.32%    5.09%   -17.32%    34.82%    59.14%   113.41%
Portfolios, Inc. - American
Century VP International

American Century Variable        5/1/96     12.37    4.19%   -1.44%    17.44%    5.66%    17.44%    15.73%    20.59%      N/A
Portfolios, Inc. - American
Century VP Value


Credit Suisse Warburg Pincus     9/30/96    13.52    5.87%   62.52%   -19.42%    2.87%   -19.42%    30.97%    38.66%      N/A
Trust - Global Post Venture
Capital Portfolio (formerly,
Warburg Pincus Trust - Global
Post Venture Capital
Portfolio)

Credit Suisse Warburg Pincus     6/30/95    10.38    4.72%   52.51%   -26.34%    2.65%   -26.34%    12.34%    17.66%    24.98%
Trust - International Equity
Portfolio (formerly, Warburg
Pincus Trust - International
Equity Portfolio)

Credit Suisse Warburg Pincus     6/30/95    13.46   -3.43%   68.07%   -18.60%    9.58%   -18.60%    36.80%    32.12%    71.95%
Trust - Small Company Growth
Portfolio (formerly, Warburg
Pincus Trust - Small Company
Growth Portfolio)

Dreyfus Investment Portfolios    4/30/99     9.32     N/A      N/A     -2.58%    6.55%    -2.58%      N/A       N/A       N/A
- European Equity Portfolio -
Initial Shares

The Dreyfus Socially             10/6/93    14.99   28.61%   29.30%   -11.56%    0.08%   -11.56%    14.36%    47.07%   126.27%
Responsible Growth Fund, Inc.
- Initial Shares

Dreyfus Stock Index Fund,        9/29/89    14.42   27.45%   19.88%    -9.82%    0.44%    -9.82%     8.12%    37.76%   121.79%
Inc. - Initial Shares

Dreyfus VIF Appreciation         4/5/93     14.58   29.44%   10.79%    -1.24%   -0.05%    -1.24%     9.41%    41.62%   125.02%
Portfolio- Initial Shares

Dreyfus VIF Growth & Income      5/2/94     12.38   11.14%   16.19%    -4.35%    3.47%    -4.35%    11.13%    23.50%    71.26%
Portfolio- Initial Shares

Fidelity VIP Equity Income       10/9/86    13.16   10.96%    5.69%     7.77%    4.20%     7.77%    13.91%    26.39%    82.86%
Portfolio - Initial Class

Fidelity VIP Growth Portfolio    10/9/86    16.95   38.66%   36.62%   -11.51%    0.21%   -11.51%    20.89%    67.63%   134.55%
- Initial Class

Fidelity VIP High Income         9/19/85     8.18   -4.90%    7.51%   -22.94%    2.20%   -22.94%    -17.15%  -21.21%     4.48%
Portfolio - Initial Class

Fidelity VIP Overseas            1/28/87    12.36   12.08%   41.77%   -19.59%    0.20%   -19.59%    14.00%    27.76%    59.45%
Portfolio - Initial Class

Fidelity VIP II Asset Manager    9/1/89     12.43   14.36%   10.43%    -4.50%    1.93%    -4.50%     5.45%    20.59%    64.74%
Portfolio - Initial Class

Fidelity VIP II Contrafund       1/3/95     15.12   29.20%   23.51%    -7.18%    3.30%    -7.18%    14.64%    48.12%   120.37%
Portfolio - Initial Class

Fidelity VIP III Growth          1/3/95     11.16   23.87%    3.65%   -17.56%    0.80%   -17.56%    -14.55%    5.84%    60.76%
Opportunities - Initial Class

Janus Aspen Series Capital       5/1/97      7.90   57.19%   65.98%   -19.81%    2.68%   -19.81%    33.10%   109.22%      N/A
Appreciation: Service Shares

Janus Aspen Series Global        1/18/00     6.75     N/A      N/A        N/A   -1.56%       N/A      N/A       N/A       N/A
Technology: Service Shares

Janus Apsen Series               5/2/94      7.92   16.55%   81.27%   -17.44%    0.84%   -17.44%    49.67%    74.45%   175.07%
International Growth: Service
Shares


NSAT Capital Appreciation Fund   4/15/92    10.27   29.19%    3.65%   -26.97%   -2.30%   -26.97%    -24.31%   -2.20%    63.93%

NSAT Dreyfus NSAT Mid Cap        10/31/97   10.48   10.15%   20.21%    14.52%    7.31%    14.52%     37.66%   51.61%      N/A
Index Fund (formerly, NSAT
Nationwide Mid Cap Index Fund)

NSAT Gartmore NSAT Emerging      8/31/00     8.70     N/A      N/A        N/A    3.25%       N/A      N/A       N/A       N/A
Markets Fund

NSAT Gartmore NSAT Global        6/30/00     6.01     N/A      N/A        N/A   -0.92%       N/A      N/A       N/A       N/A
Technology & Comm. Fund

NSAT Gartmore NSAT               8/31/00     9.24     N/A      N/A        N/A    4.05%       N/A      N/A       N/A       N/A
International Growth Fund

NSAT Government Bond Fund        11/8/82    12.27    8.26%   -2.93%    11.87%    1.85%    11.87%      8.60%   17.56%    31.81%

NSAT MAS NSAT Multi Sector       10/31/97   10.45    1.99%    0.95%     5.03%    3.36%     5.03%      6.03%    8.13%      N/A
Bond Fund (formerly,
Nationwide Multi Sector Bond
Fund)

NSAT Money Market Fund           11/10/81   11.67    4.64%    4.22%     5.39%    0.47%     5.39%      9.83%   14.94%    25.70%

NSAT Nationwide Small Cap        5/3/99      8.09     N/A      N/A    -16.67%    7.21%   -16.67%       N/A       N/A       N/A
Growth Fund (formerly,
Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap        10/31/97   12.04   -3.64%   27.07%    10.54%    7.48%    10.54%     40.47%   35.33%      N/A
Value Fund

NSAT Nationwide Small Company    10/23/95   15.37    0.41%   43.16%     8.25%    9.07%     8.25%     54.98%   55.61%   121.60%
Fund

NSAT Strong NSAT Mid Cap         10/31/97    8.12   13.91%   83.70%   -15.88%   13.38%   -15.88%     54.53%   76.02%      N/A
Growth Fund (formerly,
Nationwide Strategic Growth
Fund)

NSAT Total Return Fund           11/8/82    12.51   17.37%    6.30%    -2.70%    0.56%    -2.70%      3.43%   21.41%    89.10%

NSAT Turner NSAT Growth Focus    6/30/00     6.34     N/A      N/A        N/A   -0.55%       N/A      N/A       N/A       N/A
Fund


Neuberger Berman AMT Growth      9/10/84    15.19   14.84%   49.50%   -12.18%    6.74%   -12.18%     31.29%    50.74%   109.76%
Portfolio

Neuberger Berman AMT Guardian    11/3/97    10.71   30.88%   14.25%     0.53%    3.12%     0.53%     14.85%    50.31%      N/A
Portfolio

Neuberger Berman AMT Limited     9/10/84    11.31    3.77%    0.87%     6.15%    1.26%     6.15%      7.08%    11.10%    22.19%
Maturity Bond Portfolio

Neuberger Berman AMT Partners    3/22/94    11.29    3.59%    6.73%     0.10%    5.84%     0.10%      6.83%    10.68%    85.96%
Portfolio


                           -----------------    -------------------------------
                            Non-annualized       Annualized Percentage
                           Percentage Change           Change
--------------------------------------------    --------------------------------
                                 Inception   3 Yrs     5 Yrs    Inception
UNDERLYING INVESTMENT OPTIONS       to         to        to         To
                                 12/31/00   12/31/00  12/31/00   12/31/00
------------------------------------------  ------------------------------------
American Century Variable          135.45%    6.80%    9.36%      9.27%
Portfolios, Inc. - American
Century VP Balanced

American Century Variable          300.08%   19.91%    9.53%     11.15%
Portfolios, Inc. - American
Century VP Capital
Appreciation

American Century Variable           41.56%    9.54%     N/A      11.59%
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable          125.25%   16.75%   16.37%     12.96%
Portfolios, Inc. - American
Century VP International

American Century Variable           69.02%    6.44%     N/A      11.91%
Portfolios, Inc. - American
Century VP Value


Credit Suisse Warburg Pincus        52.22%   11.51%     N/A      10.39%
Trust - Global Post Venture
Capital Portfolio (formerly,
Warburg Pincus Trust - Global
Post Venture Capital
Portfolio)

Credit Suisse Warburg Pincus        33.68%    5.57%    4.56%      5.42%
Trust - International Equity
Portfolio (formerly, Warburg
Pincus Trust - International
Equity Portfolio)

Credit Suisse Warburg Pincus       114.47%    9.73%   11.45%     14.88%
Trust - Small Company Growth
Portfolio (formerly, Warburg
Pincus Trust - Small Company
Growth Portfolio)

Dreyfus Investment Portfolios       25.38%     N/A      N/A      14.53%
- European Equity Portfolio -
Initial Shares

The Dreyfus Socially               227.29%   13.72%   17.74%     17.81%
Responsible Growth Fund, Inc.
- Initial Shares

Dreyfus Stock Index Fund,          342.00%   11.27%   17.27%     14.12%
Inc. - Initial Shares

Dreyfus VIF Appreciation           225.11%   12.30%   17.61%     16.46%
Portfolio- Initial Shares

Dreyfus VIF Growth & Income        171.23%    7.29%   11.36%     16.16%
Portfolio- Initial Shares

Fidelity VIP Equity Income         449.58%    8.12%   12.83%     12.72%
Portfolio - Initial Class

Fidelity VIP Growth Portfolio      695.65%   18.79%   18.59%     15.70%
- Initial Class

Fidelity VIP High Income           211.18%   -7.64%    0.88%      7.71%
Portfolio - Initial Class

Fidelity VIP Overseas              183.71%    8.51%    9.78%      7.78%
Portfolio - Initial Class

Fidelity VIP II Asset Manager      211.11%    6.44%   10.50%     10.54%
Portfolio - Initial Class

Fidelity VIP II Contrafund         205.93%   13.99%   17.12%     20.52%
Portfolio - Initial Class

Fidelity VIP III Growth            111.74%    1.91%    9.96%     13.34%
Opportunities - Initial Class

Janus Aspen Series Capital         163.86%   27.90%     N/A      30.32%
Appreciation: Service Shares

Janus Aspen Series Global          -34.48%     N/A      N/A     -35.88%
Technology: Service Shares

Janus Apsen Series                 226.00%   20.38%   22.43%     19.41%
International Growth: Service
Shares


NSAT Capital Appreciation Fund     138.28%   -0.74%   10.39%     10.48%

NSAT Dreyfus NSAT Mid Cap           50.57%   14.88%     N/A      13.80%
Index Fund (formerly, NSAT
Nationwide Mid Cap Index Fund)

NSAT Gartmore NSAT Emerging        -24.98%     N/A      N/A     -57.78%
Markets Fund

NSAT Gartmore NSAT Global          -25.18%     N/A      N/A     -44.03%
Technology & Comm. Fund

NSAT Gartmore NSAT                 -13.87%     N/A      N/A     -36.11%
International Growth Fund

NSAT Government Bond Fund          317.33%    5.54%    5.68%      8.19%

NSAT MAS NSAT Multi Sector           9.15%    2.64%     N/A       2.80%
Bond Fund (formerly,
Nationwide Multi Sector Bond
Fund)

NSAT Money Market Fund             213.51%    4.75%    4.68%      6.15%

NSAT Nationwide Small Cap           70.21%     N/A      N/A      37.80%
Growth Fund (formerly,
Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap           33.03%   10.61%     N/A       9.43%
Value Fund

NSAT Nationwide Small Company      153.17%   15.88%   17.25%     19.61%
Fund

NSAT Strong NSAT Mid Cap            79.71%   20.74%     N/A      20.33%
Growth Fund (formerly,
Nationwide Strategic Growth
Fund)

NSAT Total Return Fund             982.15%    6.68%   13.59%     14.03%

NSAT Turner NSAT Growth Focus      -40.48%     N/A      N/A     -64.57%
Fund


Neuberger Berman AMT Growth        693.18%   14.66%   15.97%     13.54%
Portfolio

Neuberger Berman AMT Guardian       57.98%   14.55%     N/A      15.58%
Portfolio

Neuberger Berman AMT Limited       192.39%    3.57%    4.09%      6.80%
Maturity Bond Portfolio

Neuberger Berman AMT Partners      145.31%    3.44%   13.21%     14.16%
Portfolio

--------------------------------------------------------------------------------


                                                   PERFORMANCE TABLES - TOTAL RETURN
                               ----------------------------------------------------------------------------------------------------
                                                       Annual Percentage                         Non-annualized
                                                             Change                             Percentage Change
------------------------------------------------------------------------------------------------------------------------------------
                                  Fund      Unit                                1 mo      1 Yr     2 Yrs     3 Yrs     5 Yrs
UNDERLYING INVESTMENT OPTIONS  Inception   Values    1998     1999     2000      To        to        to       to        to
                                 Date**   12/31/00                            12/31/00  12/31/00  12/31/00  12/31/00  12/31/00
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      8/29/86    7.79   11.70%   82.56%   -11.77%   2.62%   -11.77%     61.09%   79.94%   138.74%
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Capital Appreciation Fund)

Oppenheimer Variable Account      4/30/85   11.42    6.16%   -2.11%    5.46%    1.39%    5.46%       3.25%    9.59%    23.96%
Funds - Oppenheimer Bond
Fund/VA

Oppenheimer Variable Account       4/3/85   17.21   23.26%   40.81%   -0.82%    3.21%   -0.82%      39.64%   72.11%   169.83%
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer Growth
Fund)

Oppenheimer Variable Account     11/12/90   18.92   13.42%   57.54%    4.46%    5.48%    4.46%      64.56%   86.68%   165.98%
Funds - Oppenheimer Global
Securities Fund

Oppenheimer Variable Account       7/5/95    9.02    4.09%   20.99%   -9.32%    2.11%   -9.32%       9.73%   14.21%    98.09%
Funds - Oppenheimer Main
Street Growth & Income Fund/VA

Oppenheimer Variable Account       2/9/87   12.70    6.02%   11.13%    5.80%    5.10%    5.80%      17.57%   24.65%    66.77%
Funds - Oppenheimer Multiple
Strategies Fund/VA

Strong Opportunity Fund II,        5/8/92   16.25   12.86%   34.10%    5.96%    7.04%    5.96%      42.09%   60.37%   134.85%
Inc. (formerly, Strong
Special Fund II, Inc.)

Strong Variable Insurance        10/20/95    9.15   -5.35%   86.08%  -39.88%   -2.12%  -39.88%      11.87%    5.87%    -0.15%
Funds, Inc. - Strong
International Stock Fund II

Strong Variable Insurance          5/8/92   11.06    6.62%    4.46%    3.77%    7.36%    3.77%       8.41%   15.56%    28.24%
Funds, Inc. - Strong
Discovery Fund II, Inc.

Universal Institutional           6/16/97    9.75   -28.81%  28.60%   10.72%    3.26%   10.72%      42.40%    1.39%      N/A
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)

Universal Institutional            7/3/95   11.69  -12.15%   -3.95%   27.30%    5.95%   27.30%      22.26%    7.41%    81.17%
Funds, Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide Insurance        9/1/89   10.79   12.08%   -8.37%    1.26%    4.59%    1.26%      -7.22%    3.98%     7.83%
Trust - Worldwide Bond Fund

Van Eck Worldwide Insurance      12/21/95    5.51  -34.52%   99.09%  -42.21%   -2.52%  -42.21%      15.05%  -24.67%   -16.53%
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance        9/1/89    8.29  -31.38%   20.28%   10.74%   11.91%   10.74%      33.19%   -8.59%     4.84%
Trust - Worldwide Hard Assets
Fund


                           ----------------------------------------------------
                            Non-annualized       Annualized Percentage
                           Percentage Change           Change
--------------------------------------------------------------------------------
                                 Inception   3 Yrs     5 Yrs    Inception
UNDERLYING INVESTMENT OPTIONS       to         to        to         To
                                 12/31/00   12/31/00  12/31/00   12/31/00
--------------------------------------------------------------------------------
Oppenheimer Variable Account      750.95%    21.63%    19.01%     16.11%
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Capital Appreciation Fund)

Oppenheimer Variable Account      238.04%    3.10%    4.39%      8.08%
Funds - Oppenheimer Bond
Fund/VA


Oppenheimer Variable Account      894.87%   19.84%   21.96%     15.71%
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer Growth
Fund)

Oppenheimer Variable Account      308.31%   23.13%   21.61%     14.89%
Funds - Oppenheimer Global
Securities Fund

Oppenheimer Variable Account      147.46%    4.53%   14.65%     17.96%
Funds - Oppenheimer Main
Street Growth & Income Fund/VA


Oppenheimer Variable Account      302.82%    7.62%   10.77%     10.55%
Funds - Oppenheimer Multiple
Strategies Fund/VA


Strong Opportunity Fund II,       335.53%   17.05%   18.62%     18.55%
Inc. (formerly, Strong
Special Fund II, Inc.)

Strong Variable Insurance           2.36%    1.92%   -0.03%      0.45%
Funds, Inc. - Strong
International Stock Fund II

Strong Variable Insurance         113.31%    4.94%    5.10%      9.16%
Funds, Inc. - Strong
Discovery Fund II, Inc.

Universal Institutional             1.83%    0.46%     N/A       0.51%
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)

Universal Institutional            95.71%    2.41%   12.62%     13.01%
Funds, Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide Insurance        62.79%    1.31%    1.52%      4.39%
Trust - Worldwide Bond Fund

Van Eck Worldwide Insurance       -17.40%   -9.01%   -3.55%     -3.73%
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance        52.86%   -2.95%    0.95%      3.82%
Trust - Worldwide Hard Assets
Fund

-----------------------------------------------------------------------



**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.60% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

                          PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Form S-6 Post-Effective Amendment No. 7 comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 190 pages.


Representations and Undertakings.

The Signatures.

Independent Auditor's Consent

The following exhibits required by Forms N-8B-2 and S-6:


1.     Power of Attorney dated April 4, 2001.                  Attached hereto.

2.     Resolution of the Depositor's Board of Directors        Included with the Registration Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,        the Nationwide VL Separate Account-C (File No. 811-6137),
       adopted                                                 and is hereby incorporated by reference.

3.     Distribution Contracts                                  Filed previously with Post-Effective Amendment No. 4
                                                               (333-43639) and hereby incorporated by reference.

4.     Form of Security                                        Filed previously in connection with this Registration
                                                               Statement (SEC File No. 333-43639) on April 20, 1998 and
                                                               hereby incorporated by reference.

5.     Articles of Incorporation of Depositor                  Included with the Registration Statement on Form N-8B-2 for the Nationwide VL Separate Account-C (File No. 811-6137),
                                                               and is hereby incorporated by reference.

6.     Application form of Security                            Filed previously in connection with Registration Statement
                                                               (SEC File No. 333-43639) on January 2, 1998 and hereby
                                                               incorporated by reference.

7.     Opinion of Counsel                                      Filed previously in connection with Registration Statement
                                                               (SEC File No. 333-43639) on January 2, 1998 and hereby
                                                               incorporated by reference.


REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the policy owners and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                         INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life and Annuity Insurance Company and Policy Owners of Nationwide VL Separate Account-C:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.

                                                                        KPMG LLP


Columbus, Ohio
April 26, 2001

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, Nationwide VL Separate Account-C, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on the 26th day of April, 2001.


                                       NATIONWIDE VL SEPARATE ACCOUNT-C
                               -------------------------------------------------
                                                   (Registrant)
(Seal)                           NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               -------------------------------------------------
Attest:                                            (Depositor)

By:    /s/ GLENN W. SODEN        By:         /s/ STEVEN SAVINI, Esq.
-------------------------------  -----------------------------------------------
            Glenn W. Soden                     Steven Savini, Esq.
          Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 26th day of April, 2001.


               SIGNATURE                  TITLE

LEWIS J. ALPHIN                          Director
--------------------------
Lewis J. Alphin

A. I. BELL                               Director
--------------------------
A. I. Bell

YVONNE M. CURL                           Director
--------------------------
Yvonne M. Curl

KENNETH D. DAVIS                         Director
--------------------------
Kenneth D. Davis

KEITH W. ECKEL                           Director
--------------------------
Keith W. Eckel

WILLARD J. ENGEL                         Director
--------------------------
Willard J. Engel

FRED C. FINNEY                           Director
--------------------------
Fred C. Finney

JOSEPH J. GASPER              President and Chief Operating
--------------------------        Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                   Chief Executive Officer
--------------------------             And Director
W.G. Jurgensen

DAVID O. MILLER                 Chairman of the Board and
--------------------------             Director
David O. Miller

RALPH M. PAIGE                           Director
--------------------------
Ralph M. Paige

JAMES F. PATTERSON                       Director
--------------------------
James F. Patterson

ARDEN L. SHISLER                         Director                           By /s/ STEVEN SAVINI
--------------------------                                          -------------------------------------
Arden L. Shisler                                                                Steven Savini
                                                                              Attorney-in-Fact

ROBERT L. STEWART                        Director
--------------------------
Robert L. Stewart